Registration Nos:     2-62492
                                                                        811-2865
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [  X  ]

                    Pre Effective Amendment No.                    [     ]
                    Post Effective Amendment No.   52              [  X  ]
                                                 -----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [  X  ]

                    Amendment No.    50                            [  X  ]
                                   ------

                                COLONIAL TRUST IV
                -------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)
                One Financial Center, Boston, Massachusetts 02111
                -------------------------------------------------
                     (Address of Principal Executive Office)

                                 (617) 426-3750
                -------------------------------------------------
              (Registrant's Telephone Number, Including Area Code)

Name and Address of Agent for Service:         Copy to:
--------------------------------------         --------

Nancy L. Conlin, Esquire                       John M. Loder, Esquire
Colonial Management Associates, Inc.           Ropes & Gray
One Financial Center                           One International Place
Boston, Massachusetts  02111                   Boston, Massachusetts  02110-2624

It is proposed that this filing will become effective (check appropriate box):
[     ]     immediately upon filing pursuant to paragraph (b).
[     ]     on (date) pursuant to paragraph (b).
[  X  ]     60 days after filing pursuant to paragraph (a)(1).
[     ]     on (date) pursuant to paragraph (a)(1) of Rule 485.
[     ]     75 days after filing pursuant to paragraph (a)(2).
[     ]     on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[     ]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                COLONIAL TRUST IV
                                -----------------

                  Cross Reference Sheet Pursuant to Rule 481(a)
                  ---------------------------------------------

                            Colonial Tax-Exempt Fund
                            ------------------------

                        Colonial Tax-Exempt Insured Fund
                        --------------------------------

                      Colonial Intermediate Tax-Exempt Fund
                      -------------------------------------

                                 Classes A, B, C
                                 ---------------


Item Number of Form N-1A      Prospectus Location or Caption
------------------------      ------------------------------

Part A
------

  1.                          Front Cover Page; Back Cover Page

  2.                          The Funds; Other Investment Strategies and Risks

  3.                          The Funds

  4.                          The Funds

  5.                          Not Applicable

  6.                          Front Cover Page; Managing the Funds; Your Account

  7.                          Your Account

  8.                          The Funds; Your Account

  9.                          Financial Highlights

COLONIAL TAX EXEMPT FUNDS Prospectus, March 30, 1999


o COLONIAL TAX-EXEMPT FUND

o COLONIAL TAX-EXEMPT INSURED FUND

o COLONIAL INTERMEDIATE TAX-EXEMPT FUND

Advised by Colonial Management Associates, Inc.


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

-----------------------------------------
   NOT FDIC-INSURED      MAY LOSE VALUE
                        NO BANK GUARANTEE
-----------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUNDS
--------------------------------------------------------------------------------
Each of these sections discusses the following topics: Investment Goals, Primary Investment Strategies, Primary Investment Risks, Performance History and Your Expenses

Colonial Tax-Exempt Fund.................

Colonial Tax-Exempt Insured Fund.........

Colonial Intermediate Tax-Exempt Fund....


YOUR ACCOUNT
--------------------------------------------------------------------------------

How to Buy Shares........................

Sales Charges............................

How to Exchange Shares...................

How to Sell Shares.......................

Distribution and Service Fees............

Other Information About Your Account.....


MANAGING THE FUNDS
--------------------------------------------------------------------------------

Investment Advisor.......................

Portfolio Managers.......................


OTHER INVESTMENT
STRATEGIES AND RISKS
--------------------------------------------------------------------------------

Hedging Strategies.......................

Zero Coupon Bonds........................

Alternative Minimum Tax..................

Temporary Defensive Strategies...........

Eligibility for National Credit Unions
and Federal Banks........................

Year 2000 Compliance.....................


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Colonial Tax-Exempt Fund.................

Colonial Tax-Exepmt Insured Fund

Colonial Intermediated Tax-Exempt Fund..........

          THE FUNDS Colonial Tax-Exempt Fund

[begin sidebar text]
UNDERSTANDING TAX-EXEMPT BONDS

Tax-Exempt Bonds are issued by state and local governments for various public purposes. The interest on tax-exempt bonds is not subject to federal income taxes. As a result, the yields on tax-exempt securities are generally lower than the yields on taxable bonds with similar maturities. Tax-exempt bond funds may be appropriate for investors in high tax brackets who seek current income that is free from federal tax.
[end sidebar text]


INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks as high a level of after-tax total return as is consistent with prudent risk, by pursuing current income exempt from federal income tax and opportunties for long-term appreciation.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests primarily in tax-exempt bonds that are investment grade, which means that they are rated BBB (or equivalent) by a nationally recognized rating agency. The advisor may purchase bonds of any maturity.

The Fund may invest up to 35% of its assets in any combination of the following:
(i) bonds rated below investment grade by a national rating agency and (ii) bonds that are not rated (the Fund's total investments in unrated bonds may not exceed 25%).


PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The following are the primary risks of investing in the Fund:

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer durations.

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is present in the Fund because of its investments in asset-backed securities, which are interests in pools of debt securities. Prepayment risk is the possibility that asset-backed securities may be prepaid if the underlying debt securities are prepaid. In an environment of declining interest rates, asset-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.

Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer's industry may impact the issuer's ability to make timely payment of interest or principal. This could result in decreases in the price of the security.

Tax-Exempt Bonds are subject to special risks. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some of these bonds taxable. Also, bonds that are backed by the issuer's taxing authority (known as general obligations) may depend for payment on legislative appropriation and/or aid from other governments. These bonds may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. There are other tax-exempt bonds that are payable from revenues earned by a particular project or other revenue source (known as special revenue obligations). These bonds are subject to greater risk of default than general obligations because investors can only look to the revenue generated by the project or private company, rather than to the credit of the state or local government issuer of the bonds.

                                                                             ---
                                                                               2

Because of these risks, the Fund may not achieve its investment goal and investors could lose money.

Information on other securities and risks appears under "Other Investment Strategies and Risks."

THE FUNDS Colonial Tax-Exempt Fund


[begin sidebar text]
UNDERSTANDING PERFORMANCE

Calendar-year total return shows the Fund's Class A share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

Average annual total return is a measure of the Fund's performance over the past one-, five- and ten-year (or life of fund) periods. It includes the effects of Fund expenses. The table shows each class's returns with sales charges.

The Fund's returns are compared to the __
[end sidebar text]


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below show the Fund's performance from year to year by illustrating the Fund's total calendar-year returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns for all share classes compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time.


Calendar-Year Total Returns (Class A)

<PLOT POINTS TO COME>


The Fund's year-to-date total return through         Best quarter: 1st quarter 1995, +3.48%

September 30, 1998 was +5.33%                           Worst quarter: 2nd quarter 1994, -0.30%


Average Annual Total Returns -- for periods ended December 31, 1997

                                        1 Year       5 Years       10 Years
-------------------------------------------------------------------------------
Class A (%)
-------------------------------------------------------------------------------
Class B (%)
-------------------------------------------------------------------------------
Class C (%)
-------------------------------------------------------------------------------
Lehman Index (%)
-------------------------------------------------------------------------------
Lipper Average (%)


(1) Class B and Class C share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns are not restated to reflect any differences in expenses (like Rule 12b-1 fees) between Class A shares and the newer class shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer class shares would be lower.

                                                                             ---
                                                                               4

THE FUNDS  Colonial Tax-Exempt Fund


[begin sidebar text]

UNDERSTANDING EXPENSES

Shareholder Fees are paid directly by shareholders to the Fund's distributor.

Annual Fund Operating Expenses are deducted from the Fund. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.

Example Expenses helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o $10,000 initial investment

o 5% total return for each year

o Fund operating expenses remain
  the same

o No expense reductions in effect
[end sidebar text]


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund. These tables do not take into account any expense reduction arrangements, and therefore may not reflect the actual expenses of the Fund.


Shareholder Fees(1)(2) (paid directly from your investment)

                                                     Class A     Class B     Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)
---------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the offering
price)


Annual Fund Operating Expenses (deducted directly from the Fund)

                                                     Class A     Class B     Class C
Management fee(4) (%)
---------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)
---------------------------------------------------------------------------------------
Other expenses(4) (%)
---------------------------------------------------------------------------------------
Total annual fund operating expenses(4) (%)


Example Expenses (your actual costs may be higher or lower)

 Class                                    1 Year     3 Years     5 Years     10 Years
 Class A
---------------------------------------------------------------------------------------
 Class B: did not sell your shares
          sold all your shares at
          the end of the period
---------------------------------------------------------------------------------------
 Class C: did not sell your shares
          sold all your shares at
          the end of the period


(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.
(2) There is a $7.50 charge for wiring sale proceeds to your bank.
(3) This charge applies only to purchases of $1 million to $5 million if shares are redeemed within 18 months after purchase.
(4) The Fund's advisor voluntarily waived advisory fees and reimbursed the Fund for certain expenses. As a result, the actual management fees were 0.50%, other expenses were 0.20% and total annual fund operating expenses were 0.95% (Class A), 1.45% (Class B) and 1.00% (Class C). This arrangement may be terminated by the advisor at any time.

                                                                             ---
                                                                               5

THE FUNDS Colonial Tax-Exempt Insured Fund


[begin sidebar text]

UNDERSTANDING TAX-EXEMPT BONDS

Tax-Exempt Bonds are issued by state and local governments for various public purposes. The interest on tax-exempt bonds is not subject to federal income taxes. As a result, the yields on tax-exempt securities are generally lower than the yields on taxable bonds with similar maturities. Tax-exempt bond funds may be appropriate for investors in high tax brackets who seek current income that is free from federal tax.

UNDERSTANDING TAX-EXEMPT INSURANCE

The insurance feature of the Fund's tax-exempt bonds helps to reduce certain financial risks. The insurance may take any of the following forms: (i) the issuer of the bond obtains the insurance at the time the bond is issued; (ii) the Fund buys uninsured tax-exempt bonds and simultaneously insures these specific bonds until their maturity date; and (iii) the Fund buys an insurance policy to guarantee specific bonds only while the Fund holds the bonds.
[end sidebar text]


INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks as high a level of after-tax total return as is consistent with prudent risk, by pursuing current income exempt from federal income tax and opportunties for long-term appreciation.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 65% of its assets in investment-grade (which means that they are rated at least BBB (or equivalent) by a nationally recognized rating agency) tax-exempt bonds that are fully insured as to the payment of interest and principal. The advisor currently anticipates that most of the insured bonds purchased by the Fund will have the highest credit rating. As an alternative to purchasing insured bonds, the advisor may purchase uninsured bonds and simultaneously purchase insurance for these bonds.

The remaining 35% of the Fund's assets may be invested in uninsured tax-exempt bonds that are rated investment grade. Not more than 20% of the Fund's uninsured bonds may be rated BBB (or equivalent).

The advisor may purchase bonds of any maturity.


PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The following are the primary risks of investing in the Fund:

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer durations.

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is present in the Fund because of its investments in asset-backed securities, which are interests in pools of debt securities. Prepayment risk is the possibility that asset-backed securities may be prepaid if the underlying debt securities are prepaid. In an environment of declining interest rates, asset-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.

Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer's industry may impact the issuer's ability to make timely payment of interest or principal. This could result in decreases in the price of the security.

Tax-Exempt Bonds are subject to special risks. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some of these bonds taxable. Also, bonds that are backed by the issuer's taxing authority (known as general obligations) may depend for payment on legislative appropriation and/or aid from

                                                                             ---
                                                                               6
other governments. These bonds may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. There are other tax-exempt bonds that are payable from revenues earned by a particular project or other revenue source (known as special revenue obligations). These bonds are subject to greater risk of default than general obligations because investors can only look to the revenue generated by the project or private company, rather than to the credit of the state or local government issuer of the bonds.

While insurance reduces credit risk by insuring that the Fund will receive payment of principal and interest, it does not protect against fluctutions in the value of the Fund's shares caused by changes in interest rates or other factors. Also, insurance premiums, which are paid from the Fund's assets, reduce the Fund's yield. The insurance companies from which the Fund obtains insurance for uninsured bonds are typically rated AAA (or equivalent) but may also have a lower rating.

Because of these risks, the Fund may not achieve its investment goal and investors could lose money.

Information on other securities and risks appears under "Other Investment Strategies and Risks."

                                                                             ---
                                                                               7

THE FUNDS  Colonial Tax-Exempt Insured Fund


[begin sidebar text]

UNDERSTANDING PERFORMANCE

Calendar-year total return shows the Fund's Class A share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

Average annual total return is a measure of the Fund's performance over the past one-, five- and ten-year (or life of fund) periods. It includes the effects of Fund expenses. The table shows each class's returns with and without sales charges.

The Fund's returns are compared to the __
[end sidebar text]


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below show the Fund's performance from year to year by illustrating the Fund's total calendar-year returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns for all share classes compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time.


Calendar-Year Total Returns (Class A)
<plot points to come>

Best quarter:

Worst quarter:


Average Annual Total Returns -- for periods ended December 31, 1997

                                              1 Year         5 Years       10 Years
--------------------------------------------------------------------------------------
Class A (%)
--------------------------------------------------------------------------------------
Class B (%)
--------------------------------------------------------------------------------------
Class C (%)
--------------------------------------------------------------------------------------
Lehman Index (%)
--------------------------------------------------------------------------------------
Lipper Average (%)

(1) Class B and Class C share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns are not restated to reflect any differences in expenses (like Rule 12b-1 fees) between Class A shares and the newer class shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer class shares would be lower.

                                                                             ---
                                                                               8

THE FUNDS Colonial Tax-Exempt Insured Fund


[begin sidebar text]

UNDERSTANDING EXPENSES

Shareholder Fees are paid directly by shareholders to the Fund's distributor.

Annual Fund Operating Expenses are deducted from the Fund. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.

Example Expenses helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o $10,000 initial investment

o 5% total return for each year

o Fund operating expenses remain
  the same

o No expense reductions in effect
[end sidebar text]


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund. These tables do not take into account any expense reduction arrangements, and therefore may not reflect the actual expenses of the Fund.


Shareholder Fees(1)(2) (paid directly from your investment)

                                                     Class A     Class B     Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)
---------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the offering
price)


Annual Fund Operating Expenses (deducted directly from the Fund)

                                                     Class A     Class B     Class C
Management fee (%)
---------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)
---------------------------------------------------------------------------------------
Other expenses (%)
---------------------------------------------------------------------------------------
Total annual fund operating expenses (%)


Example Expenses (your actual costs may be higher or lower)

 Class                                    1 Year     3 Years     5 Years     10 Years
 Class A
 ---------------------------------------------------------------------------------------
 Class B: did not sell your shares
          sold all your shares at
          the end of the period
 ---------------------------------------------------------------------------------------
 Class C: did not sell your shares
          sold all your shares at
          the end of the period


(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent. (2) There is a $7.50 charge for wiring sale proceeds to your bank.
(3) This charge applies only to purchases of $1 million to $5 million if shares are redeemed within 18 months after purchase.
(4) The Fund's distributor voluntarily waived a portion of the Fund's Class C 12b-1 distribution fee. As a result, the actual distribution and service (12b-1) fees were 1.00% and total annual fund operating expenses were 1.72%.

                                                                             ---
                                                                               9

THE FUNDS Colonial Intermediate Tax-Exempt Fund


[begin sidebar text]

UNDERSTANDING TAX-EXEMPT BONDS

Tax-Exempt Bonds are issued by state and local governments for various public purposes. The interest on tax-exempt bonds is not subject to federal income taxes. As a result, the yields on tax-exempt securities are generally lower than the yields on taxable bonds with similar maturities. Tax-exempt bond funds may be appropriate for investors in high tax brackets who seek current income that is free from federal tax.
[end sidebar text]


INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks as high a level of after-tax total return as is consistent with moderate volatility, by pursuing current income exempt from federal income tax and opportunties for long-term appreciation.



PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests primarily in tax-exempt bonds that are investment grade. An investment grade bond is rated at least BBB (or equivalent) by a nationally recognized rating agency or if it is unrated it is determined by the advisor to be of comparable quality. The Fund may invest up to 25% of its assets in unrated bonds.

The advisor pursues the Fund's goal of moderate volatility by maintaining a weighted average maturity range of 3 to 10 years.


PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The following are the primary risks of investing in the Fund:

Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer durations.

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is present in the Fund because of its investments in asset-backed securities, which are interests in pools of debt securities. Prepayment risk is the possibility that asset-backed securities may be prepaid if the underlying debt securities are prepaid. In an environment of declining interest rates, asset-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.

Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer's industry may impact the issuer's ability to make timely payment of interest or principal. This could result in decreases in the price of the security.

Tax-Exempt Bonds are subject to special risks. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some of these bonds taxable. Also, bonds that are backed by the issuer's taxing authority (known as general obligations) may depend for payment on legislative appropriation and/or aid from other governments. These bonds may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. There are other tax-exempt bonds that are payable from revenues earned by a particular project or other revenue source (known as special revenue obligations). These bonds are subject to greater risk of default than general obligations

                                                                             ---
                                                                              10
because investors can only look to the revenue generated by the project or private company, rather than to the credit of the state or local government issuer of the bonds.

Because of these risks, the Fund may not achieve its investment goal and investors could lose money.

Information on other securities and risks appears under "Other Investment Strategies and Risks."

THE FUNDS Colonial Intermediate Tax-Exempt Fund


[begin sidebar text]

UNDERSTANDING PERFORMANCE

Calendar-year total return shows the Fund's Class A share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

Average annual total return is a measure of the Fund's performance over the past one-, five- and ten-year (or life of fund) periods. It includes the effects of Fund expenses. The table shows each class's returns with and without sales charges.

The Fund's returns are compared to the__
[end sidebar text]


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below show the Fund's performance from year to year by illustrating the Fund's total calendar-year returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns for all share classes compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time.

Calendar-Year Total Returns (Class A)

<PLOT POINTS TO COME>


Best quarter: 2nd quarter 1995, +6.84%

Worst quarter: 1st quarter 1994, -4.46%


Average Annual Total Returns -- for periods ended December 31, 1997

                                                                   Since Inception
                                       1 Year         5 Years      February 1, 1993
--------------------------------------------------------------------------------------
Class A (%)
--------------------------------------------------------------------------------------
Class B (%)
--------------------------------------------------------------------------------------
Class C (%)
--------------------------------------------------------------------------------------
Lehman Index (%)
--------------------------------------------------------------------------------------
Lipper Average (%)

(1) Class B and Class C share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns are not restated to reflect any differences in expenses (like Rule 12b-1 fees) between Class A shares and the newer class shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer class shares would be lower.

                                                                             ---
                                                                              12

THE FUNDS Colonial Intermediate Tax-Exempt Fund


[begin sidebar text]

UNDERSTANDING EXPENSES

Shareholder Fees are paid directly by shareholders to the Fund's distributor.

Annual Fund Operating Expenses are deducted from the Fund. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.

Example Expenses helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o $10,000 initial investment

o 5% total return for each year

o Fund operating expenses remain the same

o No expense reductions in effect
[end sidebar text]


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund. These tables do not take into account any expense reduction arrangements, and therefore may not reflect the actual expenses of the Fund.


Shareholder Fees(1)(2) (paid directly from your investment)

                                                     Class A     Class B     Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)
---------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the offering
price)


Annual Fund Operating Expenses (deducted directly from the Fund)

                                                     Class A     Class B     Class C
Management fee (%)(4)
---------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)
---------------------------------------------------------------------------------------
Other expenses (%)(4)
---------------------------------------------------------------------------------------
Total annual fund operating expenses (%)(4)


Example Expenses (your actual costs may be higher or lower)


 Class                                    1 Year     3 Years     5 Years     10 Years

 Class A
---------------------------------------------------------------------------------------
 Class B: did not sell your shares
          sold all your shares at
          the end of the period
---------------------------------------------------------------------------------------
 Class C: did not sell your shares
          sold all your shares at
          the end of the period

(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.
(2) There is a $7.50 charge for wiring sale proceeds to your bank.
(3) This charge applies only to purchases of $1 million to $5 million if shares are redeemed within 18 months after purchase.
(4) The Fund's distributor voluntarily waived a portion of the Fund's Class C 12b-1 distribution fee. As a result, the acutual distribution and service (12b-1) fees were 0.85% and total annual fund operating expenses were 1.74%.

                                                                             ---
                                                                              13

Your Account


[begin sidebar text]

Investment Minimums(1)

Initial Investment.............$1,000
Subsequent Investments............$50
Automatic Purchase Plans..........$50
Retirement Plans..................$25

[end sidebar text]


HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When a Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. In "good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.


Outlined below are various ways you can purchase shares:

 Method               Instructions

 Through your         Your financial advisor can help you establish your account and
 financial advisor    buy Fund shares on your behalf.
---------------------------------------------------------------------------------------
 By check             For new accounts, send a completed application and check made
 (new account)        payable to the Fund to the transfer agent, Liberty Funds
                      Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
---------------------------------------------------------------------------------------
 By check             For existing accounts, fill out and return the additional
 (existing account)   investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty
                      Funds Services, Inc., P.O. Box 1722, Boston, MA
                      02105-1722.
---------------------------------------------------------------------------------------
 By exchange          You may purchase shares by exchanging from an
                      existing fund into the same share class of another fund at no additional cost. To exchange by telephone, call
                      1-800-422-3737.
---------------------------------------------------------------------------------------
 By wire              You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call
                      1-800-422-3737 to obtain a control number and the wiring
                      instructions.
---------------------------------------------------------------------------------------
 By electronic        You may purchase shares by electronically transferring money
 funds transfer       from your bank account to your fund account by calling
 (EFT)                Your money may take up to two business days to
 1-800-422-3737.      arrive. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
---------------------------------------------------------------------------------------
 Automatic            You can make monthly or quarterly investments automatically
 investment plan      from your bank account to your fund account. You can select a pre-authorized amount to be sent via electronic funds transfer
                      (EFT).  Be sure to complete the appropriate section of the application for this feature.
---------------------------------------------------------------------------------------
 By dividend          Dividends distributed by one fund can be automatically invested
 diversification      into the same class of shares of another fund at no additional sales charge. To invest your dividends in another fund, call
                      1-800-345-6611.

(1) Each Fund reserves the right to change the investment minimums. Each Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

                                                                             ---
                                                                              14

Your Account


[begin sidebar text]

CHOOSING A SHARE CLASS

Each Fund offers three classes of shares in this prospectus -- Class A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of more than $250,000 but less than $1 million can only be made in Class A or Class C shares. Purchases of $1 million or more are automatically invested in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.
[end sidebar text]


SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of a Fund. These sales charges are described below. In certain circumstances, a Fund may waive these charges, as described below and in the Statement of Additional Information
(SAI).

Class A shares Your purchases of Class A shares generally are at the Public Offering Price (POP). This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the tables below. The tables below also show the commission paid to the financial advisor firm on sales of Class A shares.


Colonial Tax-Exempt Fund and Colonial Tax-Exempt Insured Fund

                                                                             % of
                                                                           offering
                                              As a % of                      price
                                             the Public       As a %      retained by
                                              Offering       of your       financial
Amount of Purchase                           Price (POP)    investment   advisor firm
Less than $50,000                               4.75           4.99          4.25
---------------------------------------------------------------------------------------
$ 50,000 to less than $100,000                  4.50           4.71          4.00
---------------------------------------------------------------------------------------
$100,000 to less than $250,000                  3.50           3.63          3.00
---------------------------------------------------------------------------------------
$250,000 to less than $500,000                  2.50           2.56          2.00
---------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                2.00           2.04          1.75
---------------------------------------------------------------------------------------
$1,000,000 or more(1)                           0.00           0.00          0.00


Colonial Intermediate Tax-Exempt Fund

                                                                             % of
                                                                           offering
                                              As a % of                      price
                                             the Public       As a %      retained by
                                              Offering       of your       financial
Amount of Purchase                           Price (POP)    investment   advisor firm
Less than $100,000                              3.25           3.36          3.00
---------------------------------------------------------------------------------------
$100,000 to less than $250,000                  2.50           2.56          2.25
---------------------------------------------------------------------------------------
$250,000 to less than $500,000                  2.00           2.04          1.75
---------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                1.50           1.52          1.25
---------------------------------------------------------------------------------------
$1,000,000 or more(1)                           0.00           0.00          0.00

(1) Redemptions from Class A share accounts with shares valued between $1 million and $5 million may be subject to a CDSC. Class A share purchases that bring your account value above $1 million are subject to a 1% CDSC if redeemed within 18 months of their purchase date. The 18-month period begins on the first day of the month following each purchase.

                                                                             ---
                                                                              15

Your Account


[begin sidebar text]

UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES (CDSC)

Certain investments in Class A, B and C shares are subject to a contingent deferred sales charge (CDSC). You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the NAV at the time of purchase or sale, whichever is lower. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.
[end sidebar text]


Class A Shares For Class A share purchases of $1 million or more, financial advisors receive a commission from the Funds' distributor, Liberty Funds Distributor, Inc. (LFD), as follows:


Purchases Over $1 Million

Amount Purchased                                           Commission %
--------------------------------------------------------------------------------
First $3 million                                               1.00
--------------------------------------------------------------------------------
Next $2 million                                                0.50
--------------------------------------------------------------------------------
Over $5 million                                                0.25

Reduced Sales Charges for Larger Investments There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of opening your account. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge. In addition, certain investors may purchase shares at a reduced sales charge or net asset value
(NAV). See the Statement of Additional Information for a description of these situations.

Class B shares Your purchases of Class B shares are at the Fund's NAV. Class B shares have no front-end sales charge, but carry a CDSC, or back-end charge, that is only imposed on shares sold prior to the completion of the periods shown in the chart below. The CDSC generally declines each year and eventually disappears over time. Class B shares automatically convert to Class A shares after eight years. LFD pays the financial advisor firm an upfront commission of 4.00% on sales of Class B shares (3.00% for Colonial Intermediate Tax-Exempt
Fund).

Colonial Tax-Exempt Fund and Tax-Exempt Insured Fund

                                                         % deducted when
Holding period after purchase                            shares are sold
--------------------------------------------------------------------------------
Through first year                                             5.00
--------------------------------------------------------------------------------
Through second year                                            4.00
--------------------------------------------------------------------------------
Through third year                                             3.00
--------------------------------------------------------------------------------
Through fourth year                                            3.00
--------------------------------------------------------------------------------
Through fifth year                                             2.00
--------------------------------------------------------------------------------
Through sixth year                                             1.00
--------------------------------------------------------------------------------
Longer than six years                                          0.00

                                                                             ---
                                                                              16

Your Account


Colonial Intermediate Tax-Exempt Fund

                                                         % deducted when
Holding period after purchase                            shares are sold
--------------------------------------------------------------------------------
Through first year                                             4.00
--------------------------------------------------------------------------------
Through second year                                            3.00
--------------------------------------------------------------------------------
Through third year                                             2.00
--------------------------------------------------------------------------------
Through fourth year                                            1.00
--------------------------------------------------------------------------------
Longer than four years                                         0.00


Class C shares Similar to Class B shares, your purchases of Class C shares are at the Fund's NAV. Although Class C shares have no front-end sales charge, they carry a CDSC of 1% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. LFD pays the financial advisor firm an upfront commission of 1.00% on sales of Class C shares.


All Funds in this Prospectus

Years after purchase                              % deducted when shares are sold
--------------------------------------------------------------------------------
Through first year                                             1.00
--------------------------------------------------------------------------------
Longer than one year                                           0.00


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund at NAV. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. A Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact the advisor's ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

                                                                             ---
                                                                              17

Your Account


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold and (iii) any other required documents are attached. Retirement Plan accounts have special requirements. Please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days. However, if you purchased your shares by check, the Fund may delay sending the proceeds for up to 15 days after your initial purchase to protect against checks that are returned.

Outlined below are the various options for selling shares:

 Method               Instructions
 Through your         You may call your financial advisor to place your sell order.
 financial advisor    To receive the current trading day's price, your financial advisor firm must receive your request prior to the close
                      of the NYSE, usually 4:00 p.m.
 --------------------------------------------------------------------------------------
 By exchange          You may purchase shares by exchanging from an existing fund into the same share class of another fund at no additional cost. To exchange by telephone, call 1-800-422-3737.
 --------------------------------------------------------------------------------------
 By telephone         You may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737. The dollar limit for telephone sales is $100,000 in a 30-day
                      period. You do not need to set up this feature in advance of your call.
 --------------------------------------------------------------------------------------
 By mail              You may send a signed letter of instruction (LOI) or stock power form along with any certificates to be sold to the
                      address below. In your LOI, note your fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account (IRA) owners. For details, call
                      1-800-345-6611.

                      Mail your LOI to Liberty Funds Services, Inc., P.O. Box 1722,
                      Boston, MA 02105-1722.
 --------------------------------------------------------------------------------------
 By wire              You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
 --------------------------------------------------------------------------------------
 By electronic        You may sell shares and request that the proceeds be
 funds transfer       electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to
                      complete the appropriate section of the account
                      application for this feature.


                                                                             ---
                                                                              18

Your Account


DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
Each Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class A, B and C shares and the services provided to you by your financial advisor. These annual distribution and service fees may equal up to 0.25% (0.20% for Intermediate Tax-Exempt Fund) for Class A shares and 1.00% (0.85% for Intermediate Tax-Exempt
Fund) for each of Class B and Class C shares and are paid out of the assets of these classes. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges. The Distributor has voluntarily agree to waive a portion of each Fund's Class C share distribution fee so that it does not exceed 0.60% (Tax-Exempt Fund), 45% (Insured Fund) and 20% (Intermeiate Fund), annually. The Distributor may terminate this waiver at any time without shareholder approval.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How a Fund's Share Price is Determined The price of each class of a Fund's shares is based on its NAV. The NAV is determined at the close of the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the NAV (after any applicable sales charges) next determined after your request is received in good form by LFD. In most cases, in order to receive that day's price, LFD must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

Each Fund determines its NAV for each share class by dividing its total net assets by the number of shares outstanding. In determining the NAV, each Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of many share classes for each Fund in most major daily newspapers. You can find daily prices for all share classes by visiting the Funds' web site at www.libertyfunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Funds' transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

Share Certificates Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to LFD.

                                                                             ---
                                                                              19

Your Account


[begin sidebar text]

UNDERSTANDING FUND DISTRIBUTIONS

Each Fund earns income from the securities it holds. Each Fund also may experience capital gains and losses on sales of its securities. Each Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
[end sidebar text]


Dividends, Distributions, and Taxes Each Fund has the potential to make the following distributions:


Types of Distributions

 Dividend income      Represents interest and dividends earned from securities held by the portfolio; also includes short-term capital gains, which are gains on sales of securities the Fund buys and then
                      sells within a 12-month period.
 --------------------------------------------------------------------------------------
 Long-term            Represents capital gains on sales of securities held longer
 capital gains        than 12 months.

Distribution Options Each Fund declares dividends daily and pays them monthly. Any capital gains are distributed at least annually. You can choose one of the following options for these distributions when you open your account.(1) To change your distribution option call 1-800-345-6611.


Distribution Options

 Reinvest all distributions in additional shares of your current fund
 -------------------------------------------------------------------------------
 Reinvest all distributions in shares of another fund
 -------------------------------------------------------------------------------
 Receive dividends in cash and reinvest capital gains(2)
 -------------------------------------------------------------------------------
 Receive all distributions in cash(2)

 o send the check to your address of record
 o send the check to a third party address
 o transfer the money to your bank via electronic funds transfer (EFT)

Tax Consequences Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any dividends and short-term capital gains distributions are taxable as ordinary income. Distributions of other capital gains are generally taxable as capital gains. You will be provided with information each year with the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distributions which are exempt from state and local taxes. Your investment in a Fund may have additional personal tax implications. Please consult your tax advisor on state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by each Fund, you may realize a capital gain or loss when selling and exchanging shares of a Fund.

(1) If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.
(2) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

                                                                             ---
                                                                              20

Managing the Funds


Investment Advisor
--------------------------------------------------------------------------------
Colonial Management Associates, Inc. (Colonial), located at One Financial Center, Boston, MA 02111-2621, is the Funds' investment advisor. In its duties as investment advisor, Colonial runs each Fund's day-to-day business, including placing all orders for the purchase and sale of each Fund's portfolio securities. Colonial has been an investment advisor since 1931. As of February 28, 1999 Colonial managed over $xx billion in assets.

Colonial's investment asvisory business is managed together with mutual funds and institutional investment advisory business of its affiliate, Stein Roe & Farnham Incorporated (Stein Roe), by a combined management team of employees from both companies. Stein Roe also shares personnel, facilities and systems with Colonial that may be used in providing administrative services to the Fund. Both Colonial and Stein Roe are subsidiaries of Liberty Financial Companies, Inc.

For the 1998 fiscal year, aggregate advisory fees paid to Colonial by the Colonial Tax-Exempt Fund, Colonial Tax-Exempt Insured Fund, Colonial Intermediate Tax-Exempt Fund amounted to__%,__% and __% of average daily net assets of each Fund, respectively.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Gary Swayze, Vice President of Colonial, has managed the Insured Fund since September 1997. Prior to joining Colonial in 1997, Mr. Swayze was a portfolio manager and group leader at Fidelity Management and Research Company and the writer and editor of a bond market newswletter.

William C. Loring and Brian M Hartford, each a Vice President of Colonial, have co-managed the Tax-Exempt Fund since may 1997. Mr. Loring has also managed the Intermediate Fund since 1993. Messrs. Loring and Hartford have managed various other Colonial tax-exempt funds since 1986 and 1993, respectively.

                                                                             ---
                                                                              21

Other Investment Strategies and Risks


[begin sidebar text]

UNDERSTANDING THE FUNDS'
OTHER INVESTMENTS AND RISKS

Each Fund's primary investments and their risks are described under "The Funds -- Primary Investment Strategies" and "The Funds Primary Investment Risks." In seeking to meet their investment goals, the Funds may also invest in other securities and utilize other investment techniques. These securities and investment techniques offer certain opportunities and carry various risks.

A Fund may elect not to buy all of these securities or use all of these other techniques to the fullest extent permitted, unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal. The Fund's goal and certain non-fundamental investment policies may be changed without shareholder approval.

Additional information about a Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment techniques, is contained in the SAI.
[end sidebar text]


HEDGING STRATEGIES (ALL FUNDS)
--------------------------------------------------------------------------------
Each Fund may enter into a number of hedging strategies, including the use of futures and options, to gain or reduce exposure to particular securities or markets. These strategies, which are commonly referred to as derivatives, involve the use of financial instruments whose values derive from the future, not current, performance of an underlying security, an index or a currency. The Funds may use these strategies for hedging purposes (attempting to offset a potential loss in one position by establishing an interest in an opposite position) or to adjust the Fund's maturity. Hedging strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the security, or limit a potential gain. Also, with some hedging strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.


ZERO COUPON BONDS
--------------------------------------------------------------------------------
Each Fund may invest in zero coupon bonds. Zero coupon bonds are issued at less than their face value and make payments of interest only at maturity, rather than during the life of the bond. As a result, these bonds involve greater credit risk and are subject to greater volatility than bonds that pay cash interest on a current basis.


ALTERNATIVE MINIMUM TAX
--------------------------------------------------------------------------------
The interest income distributed by the Funds from certain tax-exempt bonds may be subject to the federal alternative minimum tax (AMT) for individuals and corporations. As a fundamental policy that cannot be changed without shareholder approval, the Fund may not invest more than 20% of its assets in bonds subject to the AMT. Consult your tax advisor for more information.


TEMPORARY DEFENSIVE STRATEGIES (ALL FUNDS)
--------------------------------------------------------------------------------
The advisor may determine that adverse market conditions make it desirable to suspend temporarily a Fund's normal investment activities. During such times, as a temporary defensive strategy, any of the three Funds may invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent a Fund from achieving its investment objective.


YEAR 2000 COMPLIANCE
--------------------------------------------------------------------------------
Like other investment companies, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the advisor and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Funds' advisor, distributor, and transfer agent (Liberty Companies) are taking steps that they believe are reasonably designed to address the Year 2000 Problem, including working with vendors who furnish services, software and systems to the Funds, to provide that date-related information and data can be properly processed

                                                                             ---
                                                                              22
after January 1, 2000. Many Fund service providers and vendors, including the Liberty Companies, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Funds will not be adversely affected.

Financial Highlights


The financial highlights table is intended to help you understand the Funds' financial performance. Information is shown for the Funds' last five fiscal years, which run from December 1 to November 30. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Funds (assuming all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Funds' financial statements, is included in the Funds' annual report. You can request a free annual report by calling 1-800-426-3750.

                                                                             ---
                                                                              24

Financial Highlights







                                                                             ---
                                                                              25

Financial Highlights







                                                                             ---
                                                                              26

Financial Highlights







                                                                             ---
                                                                              27

Financial Highlights







                                                                             ---
                                                                              28

Financial Highlights







                                                                             ---
                                                                              29

FOR MORE INFORMATION
--------------------------------------------------------------------------------
You can get more information about the Funds' investments in the Funds' semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information (SAI) for more information on the Funds and the securities in which they invest. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Funds by contacting the Funds' Distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.

You can review and copy information about the Funds by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by writing or calling the following:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-6009
1-800-SEC-0330


Investment Company Act file numbers:

Colonial Trust IV: 811-2865
o Colonial Tax-Exempt Fund
o Colonial Tax-Exempt Insured Fund
o Colonial Intermediate Tax-Exempt Fund


[LIBERTY HEAD LOGO] LIBERTY
                    COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR

                    Liberty Funds Distributor, Inc.(C)1998
                    One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
                    Visit us at www.libertyfunds.com

GF-01/440G-1298

                                COLONIAL TRUST IV
                                -----------------

                  Cross Reference Sheet Pursuant to Rule 481(a)
                  ---------------------------------------------

                       Colonial High Yield Municipal Fund
                       ----------------------------------

                                 Classes A, B, C
                                 ---------------


Item Number of Form N-1A      Prospectus Location or Caption
------------------------      ------------------------------

Part A
------

  1.                          Front Cover Page; Back Cover Page

  2.                          The Fund; Other Investment Strategies and Risks

  3.                          The Fund

  4.                          The Fund

  5.                          Not Applicable

  6.                          Front Cover Page; Managing the Fund; Your Account

  7.                          Your Account

  8.                          The Fund; Your Account

  9.                          Financial Highlights

--------------------------------------------------------------------------------
COLONIAL HIGH YIELD MUNICIPAL FUND                Prospectus, March 30, 1999
--------------------------------------------------------------------------------


Advised by Colonial Management Associates, Inc.


                       ---------------------
                       DRAFT DATED
                       JANUARY 20, 1998
                       ---------------------

-------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                             MANAGING THE FUND
------------------------------------------           --------------------------
Investment Goals .........................           Investment Advisor .......
Primary Investment Strategies ............           Portfolio Managers .......
Primary Investment Risks .................
Performance History ......................           OTHER INVESTMENT STRATEGIES
Your Expenses ............................           AND RISKS
                                                     --------------------------
YOUR ACCOUNT                                         Hedging Strategies .......
------------------------------------------           Zero Coupon Bonds ........
How to Buy Shares ........................           Alternative Minimum Tax ..
Sales Charges ............................           Temporary Defensive
How to Exchange Shares ...................           Strategies ...............
How to Sell Shares .......................           Year 2000 Compliance .....
Distribution and Service Fees ............
Other Information About Your Account .....           FINANCIAL HIGHLIGHTS
                                                     --------------------------



Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


------------------------------------------
   NOT FDIC-INSURED      MAY LOSE VALUE
                        NO BANK GUARANTEE
------------------------------------------

--------------------------------------------------------------------------------
      The Fund                             Colonial High Yield Municipal Fund
--------------------------------------------------------------------------------

[sidebar]

      UNDERSTANDING TAX-EXEMPT BONDS

      Tax-Exempt Bonds are issued by state and local governments for various public purposes. The interest on tax-exempt bonds is not subject to federal income taxes.
      As a result, the yields on tax-exempt
      securities are generally lower than the
      yields on taxable bonds with similar
      maturities. Tax-exempt bond funds may be appropriate for investors in high tax brackets who seek current income that is free from federal tax.

[end sidebar]


      INVESTMENT GOALS
      --------------------------------------------------------------------------

      The Fund seeks a high level of after-tax total return by pursuing current income exempt from ordinary federal income tax and opportunities for long-term appreciation. Approval by the Fund's shareholders is not required to modify or change the Fund's goals.


      PRIMARY INVESTMENT STRATEGIES
      --------------------------------------------------------------------------

      Under normal market conditions, at least 80% of the Fund's total assets will be invested in municipal securities, the interest on which is exempt from ordinary federal income tax. In the event that tax exempt securities are not available, the Fund may invest up to 20% of its total assets in high quality taxable money market instruments.

      In selecting municipal securities for the Fund, the advisor invests primarily in lower rated debt securities. These securities have a rating of BBB through C by Standard & Poor's, Baa through D by Moody's, a comparable rating by another nationally recognized rating service or the security is unrated and the advisor believes it to be comparable in quality to a lower-rated debt security.

      PRIMARY INVESTMENT RISKS
      --------------------------------------------------------------------------

      The following are the primary risks of investing in the Fund:

      Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer durations.

      Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is present in the Fund because of its investments in asset-backed securities, which are interests in pools of debt securities. Prepayment risk is the possibility that asset-backed securities may be prepaid if the underlying debt securities are prepaid. In an environment of declining interest rates, asset-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.

      Lower rated debt securities are commonly referred to as "junk bonds" and are considered speculative. Lower quality debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

      Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer's industry may impact the issuer's ability to make timely payment of interest or principal. This could result in decreases in the price of the security.

                                                                             ---

      Tax-Exempt Bonds are subject to special risks. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some of these bonds taxable. Also, bonds that are backed by the issuer's taxing authority (known as general obligations) may depend for payment on legislative appropriation and/or aid from other governments. These bonds may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. There are other tax-exempt bonds that are payable from revenues earned by a particular project or other revenue source (known as special revenue obligations). These bonds are subject to greater risk of default than general obligations because investors can only look to the revenue generated by the project or private company, rather than to the credit of the state or local government issuer of the bonds.

      Because of these risks, the Fund may not achieve its investment goal and investors could lose money.

      Information on other securities and risks appears under "Other Investment Strategies and Risks."

                                                                             ---
                                                                               3

[sidebar]

      UNDERSTANDING PERFORMANCE

      Calendar-year total return shows the
      Fund's Class A share performance for
      each complete calendar year since it
      commenced operations. It includes the
      effects of Fund expenses, but not the
      effects of sales charges. If sales
      charges were included, these returns
      would be lower.

      Average annual total return is a measure of the Fund's performance over the past one-year and life of the fund periods.
      It includes the effects of Fund
      expenses. The table shows each class's
      returns with sales charges.

      The Fund's return is compared to the
      Lipper High Yield Muni Debt Index
      (Lipper Average) and the Lehman Muni
      Bond Index (Lehman Index).

[end sidebar]


      PERFORMANCE HISTORY
      --------------------------------------------------------------------------

      The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's total calendar-year returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual total returns for all share classes compare with those of a broad measure of market performance for one year and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time.

           -------------------------------------
           Calendar-Year Total Returns (Class A)
           -------------------------------------
[Line chart]

           1989
           1990
           1991
           1992
           1993         8.61%
           1994        -3.17%
           1995        16.89%
           1996         4.51%
           1997         9.99%
           1998         6.59%

           Best quarter: 1st quarter 1995, +6.17%
           Worst quarter: 1st quarter 1994, -3.65%

[end line chart]

           ---------------------------------------------------------------------
           Average Annual Total Returns  -- for periods ending December 31, 1998
           ---------------------------------------------------------------------

                                                                    Since Inception
                                        1 Year         5 Year        (June 8, 1992)
             ----------------------------------------------------------------------
             Class A (%)                 1.53           5.73              6.42
             ----------------------------------------------------------------------
             Class B (%)                 0.80           5.76              6.68
             ----------------------------------------------------------------------
             Class C (%)                 4.96           6.12              6.72
             ----------------------------------------------------------------------
             Lehman Index (%)            5.25           N/A               N/A
             ----------------------------------------------------------------------
             Lipper Average (%)          5.84           N/A               N/A

                                                                             ---

The Fund    Colonial High Yield Municipal Fund

[sidebar]

      UNDERSTANDING EXPENSES

      Shareholder Fees are paid directly by
      shareholders to the Fund's distributor.

      Annual Fund Operating Expenses are
      deducted from the Fund. They include
      management fees, 12b-1 fees, brokerage
      costs, and administrative costs
      including pricing and custody services.

      Example Expenses helps you compare the
      cost of investing in the Fund to the
      cost of investing in other mutual funds.
      The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund
      Operating Expenses table, It uses the
      following hypothetical conditions:

      [bullet] $10,000 initial investment

      [bullet] 5% total return for each year

      [bullet] Fund operating expenses remain
               the same

      [bullet] No expense reductions in effect

[end sidebar]


      YOUR EXPENSES
      --------------------------------------------------------------------------

      Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund. These tables do not take into account any expense reduction arrangements, and therefore may not reflect the actual expenses of the Fund.

      --------------------------------------------------------------------------
      Shareholder Fees(1)(2) (paid directly from your investment)
      --------------------------------------------------------------------------

                                                               Class A     Class B     Class C

          Maximum sales charge (load) on purchases (%)           4.75        0.00        0.00
          (as a percentage of the offering price)
          ------------------------------------------------------------------------------------
          Maximum deferred sales charge (load) on                1.00(3)     5.00        1.00
          redemptions (%) (as a percentage of the offering
          price)

          ----------------------------------------------------------------------
          Annual Fund Operating Expenses (deducted directly from the Fund)
          ----------------------------------------------------------------------

                                                               Class A     Class B     Class C

          Management fee (%)                                     0.56        0.56        0.56
          ------------------------------------------------------------------------------------
          Distribution and service (12 b-1) fees (%)             0.25        1.00        0.xx
          ------------------------------------------------------------------------------------
          Other expenses (%)                                     0.26        0.26        0.26
          ------------------------------------------------------------------------------------
          Total annual fund operating expenses (%)               1.07        1.82        1.xx

          ----------------------------------------------------------------------
          Example Expenses (your actual costs may be higher or lower)
          ----------------------------------------------------------------------

           Class                                   1 Year     3 Years     5 Years     10 Years

           Class A                                  $579       $801       $1,039      $1,724
           ------------------------------------------------------------------------------------
           Class B: did not sell your shares        $185       $574         $987      $1,945

                      sold all your shares at
                       the end of the period        $685       $874       $1,187      $1,945
           ------------------------------------------------------------------------------------
           Class C: did not sell your shares         $xx        $xx          $xx         $xx

                       sold all your shares at
                       the end of the period         $xx        $xx          $xx         $xx

      (1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

      (2) There is a $7.50 charge for wiring sale proceeds to your bank.

      (3) This charge applies only to purchases of $1 million to $5 million if shares are redeemed within 18 months after purchase.

                                                                             ---

      --------------------------------------------------------------------------
      Your Account
      --------------------------------------------------------------------------

      HOW TO BUY SHARES
      --------------------------------------------------------------------------

      Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. In "good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

[sidebar]

      INVESTMENT MINIMUMS(1)

      Initial Investment ............... $1,000
      Subsequent Investments ...........    $50
      Automatic Purchase Plans .........    $50
      Retirement Plans .................    $25

[end sidebar]

      --------------------------------------------------------------------------
      Outlined below are various ways you can purchase shares:
      --------------------------------------------------------------------------

      Method               Instructions

       Through your         Your financial advisor can help you establish your account and
       financial advisor    buy Fund shares on your behalf.
      -------------------------------------------------------------------------------------
       By check             For new accounts, send a completed application and check made
       (new account)        payable to the Fund to the transfer agent, Liberty Funds
                            Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
      -------------------------------------------------------------------------------------
       By check             For existing accounts, fill out and return the additional
       (existing account)   investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty
                            Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
      -------------------------------------------------------------------------------------
       By exchange          You may purchase shares by exchanging from an existing fund into the same share class of another fund at no additional cost.
                            To exchange by telephone, call 1-800-422-3737.
      -------------------------------------------------------------------------------------
       By wire              You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call
                            1-800-422-3737 to obtain a control number and the wiring
                            instructions.
      -------------------------------------------------------------------------------------
       By electronic        You may purchase shares by electronically transferring money
       funds transfer       from your bank account to your fund account by calling
       (EFT)                1-800-422-3737. Your money may take up to two business days to arrive. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
      -------------------------------------------------------------------------------------
       Automatic            You can make monthly or quarterly investments automatically
       investment plan      from your bank account to your fund account. You can select a pre-authorized amount to be sent via electronic funds transfer
                            (EFT). Be sure to complete the appropriate section of the
                            application for this feature.
      -------------------------------------------------------------------------------------
       By dividend          Dividends distributed by one fund can be automatically invested
       diversification      into the same class of shares of another fund at no additional sales charge. To invest your dividends in another fund, call
                            1-800-345-6611.

      (1) The Fund reserves the right to change the investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

                                                                             ---
                                                                               6

Your Account

      SALES CHARGES
      --------------------------------------------------------------------------

      You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances these sales charges are waived, as described below and in the Statement of Additional Information (SAI).

      Class A shares Your purchases of Class A shares generally are at the Public Offering Price (POP). This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the tables below. The tables below also show the commission paid to the financial advisor firm on sales of Class A shares.

[sidebar]

      CHOOSING A SHARE CLASS

      The Fund offers three classes of shares
      in this prospectus -- Class A, B and C.
      Each share class has its own sales
      charge and expense structure.
      Determining which share class is best
      for you depends on the dollar amount you are investing and the number of years for which you are willing to invest.
      Purchases of more than $250,000 but less than $1 million can only be made in Class A or Class C shares. Purchases of
      $1 million or more are automatically
      invested in Class A shares. Based on
      your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

[end sidebar]

      --------------------------------------------------------------------------
      Colonial High Yield Municipal Fund
      --------------------------------------------------------------------------

                                                                                   % of
                                                                                 offering
                                                    As a % of                     price
                                                   the Public       As a %      retained by
                                                    Offering       of your       financial
      Amount of Purchase                           Price (POP)    investment   advisor firm
      -------------------------------------------------------------------------------------
      Less than $50,000                               4.75           4.99          4.25
      -------------------------------------------------------------------------------------
      $50,000 to less than $100,000                   4.50           4.71          4.00
      -------------------------------------------------------------------------------------
      $100,000 to less than $250,000                  3.50           3.63          3.00
      -------------------------------------------------------------------------------------
      $250,000 to less than $500,000                  2.50           2.56          2.00
      -------------------------------------------------------------------------------------
      $500,000 to less than $1,000,000                2.00           2.04          1.75
      -------------------------------------------------------------------------------------
      $1,000,000 or more(1)                           0.00           0.00          0.00
      -------------------------------------------------------------------------------------

      (1) Redemptions from Class A share accounts with shares valued between $1 million and $5 million may be subject to a CDSC. Class A share purchases that bring your account value above $1 million are subject to a 1% CDSC if redeemed within 18 months of their purchase date. The 18-month period begins on the first day of the month following each purchase.

                                                                             ---

Your Account

      Class A Shares For Class A share purchases of $1 million or more, financial advisors receive a commission from the Fund's distributor, Liberty Funds Distributor, Inc. (LFD), as follows:

[sidebar]

      UNDERSTANDING CONTINGENT DEFERRED SALES
      CHARGES (CDSC)

      Certain investments in Class A, B and C
      shares are subject to a contingent
      deferred sales charge (CDSC). You will
      pay the CDSC only on shares you sell
      within a certain amount of time after
      purchase. The CDSC generally declines
      each year until there is no charge for
      selling shares. The CDSC is applied to
      the NAV at the time of purchase or sale, whichever is lower. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.

[end sidebar]

      --------------------------------------------------------------------------
      Purchases Over $1 Million
      --------------------------------------------------------------------------

      Amount Purchased                                           Commission %
      First $3 million                                               1.00
      ------------------------------------------------------------------------
      Next $2 million                                                0.50
      ------------------------------------------------------------------------
      Over $5 million                                                0.25


      Reduced Sales Charges for Larger Investments There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of opening your account. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge. In addition, certain investors may purchase shares at a reduced sales charge or net asset value (NAV). See the Statement of Additional Information for a description of these situations.

      Class B shares Your purchases of Class B shares are at the Fund's NAV. Class B shares have no front-end sales charge, but carry a CDSC, or back-end charge, that is only imposed on shares sold prior to the completion of the periods shown in the chart below. The CDSC generally declines each year and eventually disappears over time. Class B shares automatically convert to Class A shares after eight years. LFD pays the financial advisor firm an upfront commission of 4.00% on sales of Class B shares.

      --------------------------------------------------------------------------
      Colonial High Yield Municipal Fund
      --------------------------------------------------------------------------

      Holding period after purchase        % deducted when
                                           shares are sold
      Through first year                         5.00
      -----------------------------------------------------
      Through second year                        4.00
      -----------------------------------------------------
      Through third year                         3.00
      -----------------------------------------------------
      Through fourth year                        3.00
      -----------------------------------------------------
      Through fifth year                         2.00
      -----------------------------------------------------
      Through sixth year                         1.00
      -----------------------------------------------------
      Longer than six years                      0.00

                                                                             ---

      Class C shares Similar to Class B shares, your purchases of Class C shares are at the Fund's NAV. Although Class C shares have no front-end sales charge, they carry a CDSC of 1% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. LFD pays the financial advisor firm an upfront commission of 1.00% on sales of Class C shares.

      --------------------------------------------------------------------------
      Colonial High Yield Municipal Fund
      --------------------------------------------------------------------------

      Years after purchase                % deducted when shares are sold
      Through first year                               1.00
      -------------------------------------------------------------------
      Longer than one year                             0.00


      HOW TO EXCHANGE SHARES
      --------------------------------------------------------------------------

      You may exchange your shares for shares of the same share class of another fund at NAV. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact the advisor's ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


      HOW TO SELL SHARES
      --------------------------------------------------------------------------

      Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

      When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold and (iii) any other required documents are attached. Retirement Plan accounts have special requirements. Please call 1-800-799-7526 for more information.

      The Fund will generally send proceeds from the sale to you within seven days. However, if you purchased your shares by check, the Fund may delay sending the proceeds for up to 15 days after your initial purchase to protect against checks that are returned.

                                                                             ---

Your Account

      --------------------------------------------------------------------------
      Outlined below are the various options for selling shares:
      --------------------------------------------------------------------------

       Method               Instructions
       Through your         You may call your financial advisor to place your sell order.
       financial advisor    To receive the current trading day's price, your financial advisor firm must receive your request prior to the close
                            of the NYSE, usually 4:00 p.m. Eastern time.
      ------------------------------------------------------------------------------------
       By exchange          You may purchase shares by exchanging from an existing fund into the same share class of another fund at no additional cost. To exchange by telephone, call 1-800-422-3737.
      ------------------------------------------------------------------------------------
       By telephone         You may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737. The dollar limit for telephone sales is $100,000 in a 30-day
                            period. You do not need to set up this feature in advance of your call.
      ------------------------------------------------------------------------------------
       By mail              You may send a signed letter of instruction (LOI) or stock power form along with any certificates to be sold to the
                            address below. In your LOI, note your fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account (IRA) owners. For details, call
                            1-800-345-6611.

                            Mail your LOI to Liberty Funds Services, Inc., P.O. Box 1722,
                            Boston, MA 02105-1722
      ------------------------------------------------------------------------------------
       By wire              You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
      ------------------------------------------------------------------------------------
       By electronic        You may sell shares and request that the proceeds be
       funds transfer       electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to
                            complete the appropriate section of the account
                            application for this feature.


      DISTRIBUTION AND SERVICE FEES
      --------------------------------------------------------------------------

      The Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class A, B and C shares and the services provided to you by your financial advisor. These annual distribution and service fees may equal up to 0.25% for Class A shares and 1.00% for each of Class B and Class C shares and are paid out of the assets of these classes. The Distributor has voluntarily agreed to waive a portion of the Class C distribution and service fee so that it does not exceed 0.85% annually. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.(1)

      (1) Class B shares automatically convert to Class A after eight years, eliminating the distribution fee.

                                                                             ---

Your Account

      OTHER INFORMATION ABOUT YOUR ACCOUNT
      --------------------------------------------------------------------------

      How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its NAV. The NAV is determined at the close of the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

      When you request a transaction, it will be processed at the NAV (after any applicable sales charges) next determined after your request is received in good form by LFD. In most cases, in order to receive that day's price, LFD must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

      The Fund determines its NAV for each share class by dividing its total net assets by the number of shares outstanding. In determining the NAV, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

      You can find the daily price of many share classes for the Fund in most major daily newspapers. You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

      Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

      Share Certificates Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and have returned them to LFD.

      Dividends, Distributions, and Taxes The Fund has the potential to make the following distributions:

                                                                             ---

      --------------------------------------------------------------------------
      Types of Distributions
      --------------------------------------------------------------------------


       Dividend income      Represents interest and dividends earned from securities held by the portfolio; also includes short-term capital gains, which are gains on sales of securities the Fund buys and then
                            sells within a 12-month period.
      -------------------------------------------------------------------------------------
       Long-term            Represents capital gains on sales of securities held longer
       capital gains        than 12 months.


[sidebar]

      UNDERSTANDING FUND DISTRIBUTIONS

      The Fund earns income from the
      securities it holds. The Fund also may
      experience capital gains and losses on
      sales of its securities. The Fund
      distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

[end sidebar]

      Distribution Options The Fund distributes any dividends quarterly and capital gains at least annually. You can choose one of following options for these distributions when you open your account.(1) To change your distribution option call 1-800-345-6611.
      Distribution Options

      Reinvest all distributions in additional shares of your current fund
      ---------------------------------------------------------------------
      Reinvest all distributions in shares of another fund
      ---------------------------------------------------------------------
      Receive dividends in cash and reinvest capital gains(2)
      ---------------------------------------------------------------------
      Receive all distributions in cash(2)

      [bullet] send the check to your address of record
      [bullet] send the check to a third party address
      [bullet] transfer the money to your bank via electronic funds transfer
               (EFT)

      Tax Consequences Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

      In general, any dividends and short-term capital gains distributions are taxable as ordinary income. Distributions of other capital gains are generally taxable as capital gains. You will be provided with information each year with the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which are exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on state, local or other applicable tax laws.

      In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund.

      (1) If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

      (2) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

                                                                             ---

      --------------------------------------------------------------------------
      Managing the Fund
      --------------------------------------------------------------------------

      INVESTMENT ADVISOR
      --------------------------------------------------------------------------

      Colonial Management Associates, Inc. (Colonial), located at One Financial Center, Boston, Massachusetts 02111, is the Fund's investment advisor. In its duties as investment advisor, Colonial runs the Fund's day-to day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Colonial has been an investment advisor since 1931. As of December 31, 1998, Colonial managed over $__ billion in assets.

      Colonial's investment asvisory business is managed together with mutual funds and institutional investment advisory business of its affiliate, Stein Roe & Farnham Incorporated (Stein Roe), by a combined management team of employees from both companies. Stein Roe also shares personnel, facilities and systems with Colonial that may be used in providing administrative services to the Fund. Both Colonial and Stein Roe are subsidiaries of Liberty Financial Companies, Inc.


      For the 1998 fiscal year, aggregate advisory fees paid to Colonial by the Fund amounted to 0.56% of average daily net assets of the Fund.


      PORTFOLIO MANAGERS
      --------------------------------------------------------------------------

      Maureen G. Newman, Vice President of Colonial, has managed the Fund since December 1997. Ms. Newman has managed various other Colonial tax-exempt funds since May 1996. Prior to joining Colonial, Ms. Newman was a portfolio manager and bond analyst at Fidelity Investments from May 1985 until May 1996.

                                                                             ---
                                                                              13

      --------------------------------------------------------------------------
      Other Investment Strategies and Risks
      --------------------------------------------------------------------------

[sidebar]

      UNDERSTANDING THE FUND'S OTHER
      INVESTMENTS AND RISKS

      The Fund's primary investments and risks are described under "The Fund - Primary
      Investment Strategies" and "The Fund -
      Primary Investment Risks." In seeking to meet its investment goals, the Fund may also invest in other securities and utilize other investment techniques. These securities and investment techniques offer certain opportunities and carry various risks.

      The Fund may elect not to buy all of these securities or use all of these other techniques to the fullest extent permitted, unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.
      The Fund's goal and certain non-fundamental investment policies may be changed without shareholder approval.

      Additional information about the Fund's
      securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment techniques, is contained in the SAI.

[end sidebar]

      HEDGING STRATEGIES
      --------------------------------------------------------------------------

      The Fund may enter into a number of hedging strategies, including the use of futures and options, to gain or reduce exposure to particular securities or markets. These strategies, which are commonly referred to as derivatives, involve the use of financial instruments whose values derive from the future, not current, performance of an underlying security, an index or a currency. The Fund may use these strategies for hedging purposes (attempting to offset a potential loss in one position by establishing an interest in an opposite position) or to adjust the Fund's maturity. Hedging strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the security, or limit a potential gain. Also, with some hedging strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.


      ZERO COUPON BONDS
      --------------------------------------------------------------------------

      The Fund may invest in zero coupon bonds. Zero coupon bonds are issued at less than their face value and make payments of interest only at maturity, rather than during the life of the bond. As a result, these bonds involve greater credit risk and are subject to greater volatility than bonds that pay cash interest on a current basis.


      ALTERNATIVE MINIMUM TAX
      --------------------------------------------------------------------------

      The interest income distributed by the Fund from certain tax-exempt bonds may be subject to the federal alternative minimum tax (AMT) for individuals and corporations. As a fundamental policy that cannot be changed without shareholder approval, the Fund may not invest more than 20% of its assets in bonds subject to the AMT. Consult your tax advisor for more information.


      TEMPORARY DEFENSIVE STRATEGIES
      --------------------------------------------------------------------------

      The advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, as a temporary defensive strategy, the Fund may invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment objective.


      YEAR 2000 COMPLIANCE
      --------------------------------------------------------------------------

      Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the advisor and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's advisor, distributor, and transfer agent (Liberty Companies) are taking steps that they believe are reasonably designed to address the Year 2000 Problem, including working with vendors who furnish services, software and systems to the Funds, to provide that date-related information and data can be properly processed after January 1, 2000. Many Fund service providers and vendors, including the Liberty Companies, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Fund will not be adversely affected.

                                                                             ---
                                                                              14

      --------------------------------------------------------------------------
      Financial Highlights
      --------------------------------------------------------------------------

      The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from December 1 to November 30. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report along with the Fund's financial statements are included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

--------------------------------------------------------------------------------
Colonial High Yield Municipal Fund
--------------------------------------------------------------------------------

                                                                      Years Ended November 30
                                                1998                            1997                              1996
                                   Class A    Class B    Class C    Class A    Class B    Class C     Class A    Class B    Class C
Net asset value --
Beginning of period
-----------------------------------------------------------------------------------------------------------------------------------
Income from Investment
Operations

Net investment income
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
(Loss)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment Operations
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to
Shareholders

From net investment income
-----------------------------------------------------------------------------------------------------------------------------------
From net realized gains (Loss)
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to
Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value --
End of period
-----------------------------------------------------------------------------------------------------------------------------------
Total return
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets

Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income
-----------------------------------------------------------------------------------------------------------------------------------
Fees and expenes waived or
borne by the Advisor
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000)
-----------------------------------------------------------------------------------------------------------------------------------
(a) Net of fees and expenses
waived or borne by the Advisor
which amounted to:

(b)
(c)
(d)

                                                                             ---

Financial Highlights

--------------------------------------------------------------------------------
Colonial High Yield Municipal Fund
--------------------------------------------------------------------------------

                                                           Years Ended November 30
                                                    1995                             1994(b)
                                        Class A    Class B    Class C     Class A    Class B    Class C
Net asset value --
Beginning of period
--------------------------------------------------------------------------------------------------------
Income from Investment
Operations

Net investment income
--------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
(Loss)
--------------------------------------------------------------------------------------------------------
Total from investment Operations
--------------------------------------------------------------------------------------------------------
Less Distributions Declared to
Shareholders

From net investment income
--------------------------------------------------------------------------------------------------------
Net asset value --
End of period
--------------------------------------------------------------------------------------------------------
Total return
--------------------------------------------------------------------------------------------------------
Ratios to average net assets

Expenses
--------------------------------------------------------------------------------------------------------
Net investment income
--------------------------------------------------------------------------------------------------------
Fees waived or borne by the
Advisor
--------------------------------------------------------------------------------------------------------
Portfolio turnover
--------------------------------------------------------------------------------------------------------
Net assets at end of period
(000)
--------------------------------------------------------------------------------------------------------
(a) Net of fees and expenses
waived or borne by the Advisor
which amounted to:

(b)
(c)
(d)
(e)
(f)
(g)
(h)

                                                                             ---

      --------------------------------------------------------------------------
      Notes
      --------------------------------------------------------------------------

      --------------------------------------------------------------------------

      --------------------------------------------------------------------------

      --------------------------------------------------------------------------

      --------------------------------------------------------------------------

      --------------------------------------------------------------------------

      --------------------------------------------------------------------------

      --------------------------------------------------------------------------

      --------------------------------------------------------------------------

      --------------------------------------------------------------------------

      --------------------------------------------------------------------------

      --------------------------------------------------------------------------

      --------------------------------------------------------------------------

      --------------------------------------------------------------------------

      --------------------------------------------------------------------------

      --------------------------------------------------------------------------

      --------------------------------------------------------------------------

      --------------------------------------------------------------------------

      --------------------------------------------------------------------------


                                                                             ---

      FOR MORE INFORMATION
      --------------------------------------------------------------------------

      You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

      You may wish to read the Statement of Additional Information (SAI) for more information on the Funds and the securities in which they invest. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

      You can get free copies of reports and the SAI, request other information and discuss your questions about the Fund by writing or calling the Fund's Distributor at:

      Liberty Funds Distributor, Inc.
      One Financial Center
      Boston, MA 02111-2621
      1-800-426-3750
      www.libertyfunds.com

      Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.

      You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by writing or calling the:

      Public Reference Room
      Securities and Exchange Commission
      Washington, DC, 20549-6009
      1-800-SEC-0330


      Investment Company Act file numbers:

      Colonial Trust IV: 811-2865

      [bullet] Colonial High Yield Municipal Fund

--------------------------------------------------------------------------------

[LIBERTY LOGO]  L I B E R T Y
      COLONIAL [bullet] CRABBE HUSON [bullet] NEWPORT [bullet] STEIN ROE ADVISOR Liberty Funds Distributor, Inc. (c) 1998
      One Financial Center, Boston, MA 02111-2621, 1-800-426-3570
      Visit us at wwww.libertyfunds.com

xx-oo/ooox-oooo x (1/99)

                                COLONIAL TRUST IV
                                -----------------

                  Cross Reference Sheet Pursuant to Rule 481(a)
                  ---------------------------------------------

                             Colonial Utilities Fund
                             -----------------------

                                 Classes A, B, C
                                 ---------------



Item Number of Form N-1A      Prospectus Location or Caption
------------------------      ------------------------------

Part A
------

  1.                          Front Cover Page; Back Cover Page

  2.                          The Fund

  3.                          The Fund

  4.                          The Fund

  5.                          Not Applicable

  6.                          Front Cover Page; Managing the Fund; Your Account

  7.                          Your Account

  8.                          The Fund; Your Account

  9.                          Financial Highlights

--------------------------------------------------------------------------------
COLONIAL UTILITIES FUND   Prospectus, March 30, 1999
--------------------------------------------------------------------------------

Advised by Colonial Management Associates, Inc.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

   NOT FDIC-INSURED      MAY LOSE VALUE
                        NO BANK GUARANTEE

--------------------------------------------------------------------------------
T A B L E   O F   C O N T E N T S

THE FUND
---------------------------------------
Investment Goals ......................
Primary Investment Strategies .........
Primary Investment Risks ..............
Performance History ...................
Your Expenses .........................

YOUR ACCOUNT
---------------------------------------
How to Buy Shares .....................
Sales Charges .........................
How to Exchange Shares ................
How to Sell Shares ....................
Distribution and Service Fees .........
Other Information About Your Account ..

MANAGING THE FUND
---------------------------------------
Investment Advisor ....................
Portfolio Managers ....................
Year 2000 Compliance ..................

FINANCIAL HIGHLIGHTS
---------------------------------------

--------------------------------------------------------------------------------
The Fund   Colonial Utilities Fund
--------------------------------------------------------------------------------

[start side bar]
UTILITY COMPANIES

Utililty companies in which the Fund may invest include companies engaged in the manufacture, production, generation, transmission, sale or distribution of electricity, natural gas or other types of energy, or water or other sanitary services.
They also include companies engaged in
telecommunications, including telephone, telegraph, satellite, microwave and other communications media.
[end side bar]

INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks current income and long-term growth. Approval by the Fund's shareholders is not required to modify or change the Fund's goals.

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests primarily in securities of U.S. utility companies. The Fund invests in both equity and preferred securities of utility companies. In addition, the advisor may invest up to 20% of the Fund's assets in foreign securities. In selecting investments for the Fund, the advisor looks primarily for stocks of larger utility companies with established records.

At times the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment objective.

In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not described in this prospectus. These types of securities and investment practices are identifed and discussed in the Fund's Statement of Additional Information, which you may obtain by contacting Liberty Funds Services, Inc. (see back cover for address and phone number).

PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances which could cause the value of your investment in the Fund to decline, and which could prevent the Fund from achieving its objective, that are not described here.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

Utility company securities are subject to special risks. These securities are especially affected by changes in prevailing interest rates (as interest rates increase, the value of securities of utility companies tend to decrease, and vice versa), as well as by general competitive and market forces in the industry. In addition, utility companies are affected by changes in government regulation. In particular, the profitability of utilities may in the future be adversely affected by increased competition resulting from deregulation.

Foreign securities are also subject to special risks. Foreign stock markets can be extremely volatile and the liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

                                                                             ___

THE FUND   Colonial Utilities Fund

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

[START SIDEBAR]--------------------------

UNDERSTANDING PERFORMANCE

Calendar-year total return shows the
Fund's Class A share performance for
each complete calendar year since it
commenced operations. It includes the
effects of Fund expenses, but not the
effects of sales charges. If sales
charges were included, these returns
would be lower.

Average annual total return is a measure of the Fund's performance over the past one-, five- and ten-year periods. It includes the effects of Fund expenses.
The table shows each class's returns
with sales charges.

The Fund's return is compared to the Dow
Jones Utilities Total Return Index, the
S&P 500 Index and the Lipper Utilities
Fund Average. Unlike the Fund, the
indexes do not incur fees or charges. It is not possible to invest in the indexes. The Lipper Average is the average return of the funds included in Lipper's Utility Fund category.

[END SIDEBAR]----------------------------

The bar chart and performance table below show the Fund's performance from year to year by illustrating the Fund's total calendar-year returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual total returns for all share classes compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance.

--------------------------------------------------------------------------------
Calendar-Year Total Returns (Class A)
--------------------------------------------------------------------------------

Best quarter: __ quarter 199_, __%
Worst quarter:  __ 199_, __%

[start bar chart]

1989       %
1990       %
1991       %
1992       %
1993       %
1994       %
1995       %
1996       %
1997       %
1998       %

[end bar chart]

--------------------------------------------------------------------------------
Average Annual Total Returns -- for periods ending December 31, 1998
--------------------------------------------------------------------------------

                             1 Year              5 Years              10 Years
--------------------------------------------------------------------------------
Class A (%)
--------------------------------------------------------------------------------
Class B (%)
--------------------------------------------------------------------------------
Class C (%)
--------------------------------------------------------------------------------
Dow Jones
Utilities Total
Return Index (%)             18.88                12.27                11.74
--------------------------------------------------------------------------------
S&P 500 Index (%)            28.74                24.08                19.20
--------------------------------------------------------------------------------
Lipper Average (%)           18.30                13.37                14.21

                                                                             ___

--------------------------------------------------------------------------------
THE FUND   Colonial Utilities Fund
--------------------------------------------------------------------------------

YOUR EXPENSES
--------------------------------------------------------------------------------

[START SIDEBAR]--------------------------

UNDERSTANDING EXPENSES

Shareholder Fees are paid directly by
shareholders to the Fund's distributor.

Annual Fund Operating Expenses are
deducted from the Fund. They include
management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.

Example Expenses helps you compare the
cost of investing in the Fund to the
cost of investing in other mutual funds.
The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund
Operating Expenses table. It uses the
following hypothetical conditions:

[bullet] $10,000 initial investment

[bullet] 5% total return for each year

[bullet] Fund operating expenses remain
         the same

[bullet] No expense reductions in effect

[END SIDEBAR]----------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund. These tables do not take into account any expense reduction arrangements, and therefore may not reflect the actual expenses of the Fund.

--------------------------------------------------------------------------------
Shareholder Fees(1)(2) (paid directly from your investment)
--------------------------------------------------------------------------------

                                                     Class A     Class B     Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)              5.75          0.00        0.00
-------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the offering
price)                                               1.00(3)       5.00        1.00

--------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted directly from the Fund)
--------------------------------------------------------------------------------

                                                    Class A    Class B    Class C
Management fee (%)                                    0.65       0.65       0.65
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)             0.25       1.00       1.00
--------------------------------------------------------------------------------
Other expenses (%)                                    0.29       0.29       0.29
--------------------------------------------------------------------------------
Total annual fund operating expenses (%)              1.19       1.94       1.94

--------------------------------------------------------------------------------
Example Expenses (your actual costs may be higher or lower)
--------------------------------------------------------------------------------

 Class                                   1 Year    3 Years    5 Years    10 Years
 Class A                                  $         $         $          $
 -------------------------------------------------------------------------------
 Class B: did not sell your shares        $         $         $          $

          sold all your shares at         $         $         $          $
          the end of the period
 -------------------------------------------------------------------------------
 Class C: did not sell your shares        $         $         $          $

          sold all your shares at         $         $         $          $
          the end of the period

(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2)  There is a $7.50 charge for wiring sale proceeds to your bank.

(3) This charge applies only to purchases of $1 million to $5 million if shares are redeemed within 18 months after purchase.

                                                                             ___

--------------------------------------------------------------------------------
Your Account
--------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. In "good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

[START SIDEBAR]--------------------------

INVESTMENT MINIMUMS(1)

Initial Investment ............... $1,000
Subsequent Investments .............. $50
Automatic Purchase Plans ............ $50
Retirement Plans .................... $25

[END SIDEBAR]----------------------------

--------------------------------------------------------------------------------
Outlined below are various ways you can purchase shares:
--------------------------------------------------------------------------------

Method                Instructions
Through your          Your financial advisor can help you establish your account
financial advisor     and buy Fund shares on your behalf.
-------------------------------------------------------------------------------
By check              For new accounts, send a completed application and check
(new account)         made payable to the Fund to the transfer agent, Liberty
                      Funds Services, Inc., P.O. Box 1722, Boston, MA
                      02105-1722.
-------------------------------------------------------------------------------
By check              For existing accounts, fill out and return the additional
(existing account)    investment stub included in your quarterly statement, or
                      send a letter of instruction including your Fund name and
                      account number with a check made payable to the Fund to
                      Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA
                      02105-1722.
-------------------------------------------------------------------------------
By exchange           You may purchase shares by exchanging from an existing
                      fund into the same share class of another fund at no
                      additional cost. To exchange by telephone, call
                      1-800-422-3737.
-------------------------------------------------------------------------------
By wire               You may purchase shares by wiring money from your bank
                      account to your fund account. To wire funds to your fund
                      account, call 1-800-422-3737 to obtain a control number
                      and the wiring instructions.
-------------------------------------------------------------------------------
By electronic         You may purchase shares by electronically transferring
funds transfer        money from your bank account to your fund account by
(EFT)                 calling 1-800-422-3737. Your money may take up to two
                      business days to arrive. You must set up this feature
                      prior to your telephone request. Be sure to complete the
                      appropriate section of the application.
-------------------------------------------------------------------------------
Automatic             You can make monthly or quarterly investments
investment plan       automatically from your bank account to your fund account
                      You can select a pre-authorized amount to be sent via
                      electronic funds transfer (EFT). Be sure to complete the
                      appropriate section of the application for this feature.
-------------------------------------------------------------------------------
By dividend           Dividends distributed by one fund can be automatically
diversification       invested into the same class of shares of another fund at
                      no additional sales charge. To invest your dividends in
                      another fund, call 1-800-345-6611.

(1) The Fund reserves the right to change the investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


                                                                             ___

--------------------------------------------------------------------------------
Your Account
--------------------------------------------------------------------------------

SALES CHARGES
--------------------------------------------------------------------------------

[START SIDEBAR]--------------------------

CHOOSING A SHARE CLASS

The Fund offers three classes of shares
in this prospectus -- Class A, B and C.
Each share class has its own sales
charge and expense structure.
Determining which share class is best
for you depends on the dollar amount you are investing and the number of years for which you are willing to invest.
Purchases of more than $250,000 but less than $1 million can only be made in Class A or Class C shares. Purchases of
$1 million or more are automatically
invested in Class A shares. Based on
your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

[END SIDEBAR]----------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances these sales charges are waived, as described below and in the Statement of Additional Information (SAI).

Class A shares Your purchases of Class A shares generally are at the Public Offering Price (POP). This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the tables below. The tables below also show the commission paid to the financial advisor firm on sales of Class A shares.

--------------------------------------------------------------------------------
The Fund
--------------------------------------------------------------------------------

                                                                       % of
                                                                     offering
Amount of Purchase                        As a % of                    price
                                         the Public      As a %     retained by
                                          Offering      of your      financial
                                         Price (POP)   investment  advisor firm
Less than $50,000                          4.75          4.99         4.25
-------------------------------------------------------------------------------
$50,000 to less than $100,000              4.50          4.71         4.00
-------------------------------------------------------------------------------
$100,000 to less than $250,000             3.50          3.63         3.00
-------------------------------------------------------------------------------
$250,000 to less than $500,000             2.50          2.56         2.00
-------------------------------------------------------------------------------
$500,000 to less than $1,000,000           2.00          2.04         1.75
-------------------------------------------------------------------------------
$1,000,000 or more(1)                      0.00          0.00         0.00
-------------------------------------------------------------------------------

(1) Redemptions from Class A share accounts with shares valued between $1 million and $5 million may be subject to a CDSC. Class A share purchases that bring your account value above $1 million are subject to a 1% CDSC if redeemed within 18 months of their purchase date. The 18-month period begins on the first day of the month following each purchase.

                                                                             ___

--------------------------------------------------------------------------------
Your Account
--------------------------------------------------------------------------------

[START SIDEBAR]--------------------------

UNDERSTANDING CONTINGENT
DEFERRED SALES CHARGES (CDSC)

Certain investments in Class A, B and C
shares are subject to a contingent
deferred sales charge (CDSC). You will
pay the CDSC only on shares you sell
within a certain amount of time after
purchase. The CDSC generally declines
each year until there is no charge for
selling shares. The CDSC is applied to
the NAV at the time of purchase or sale, whichever is lower. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.

[END SIDEBAR]----------------------------

Class A Shares For Class A share purchases of $1 million or more, financial advisors receive a commission from the Fund's distributor, Liberty Funds Distributor, Inc. (LFD), as follows:

--------------------------------------------------------------------------------
Purchases Over $1 Million
--------------------------------------------------------------------------------

Amount Purchased                         Commission %
-----------------------------------------------------
First $3 million                             1.00
-----------------------------------------------------
Next $2 million                              0.50
-----------------------------------------------------
Over $5 million                              0.25

Reduced Sales Charges for Larger Investments There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of opening your account. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge. In addition, certain investors may purchase shares at a reduced sales charge or net asset value
(NAV). See the Statement of Additional Information for a description of these situations.

Class B shares Your purchases of Class B shares are at the Fund's NAV. Class B shares have no front-end sales charge, but carry a CDSC, or back-end charge, that is only imposed on shares sold prior to the completion of the periods shown in the chart below. The CDSC generally declines each year and eventually disappears over time. Class B shares automatically convert to Class A shares after eight years. LFD pays the financial advisor firm an upfront commission of 5.00% on sales of Class B shares.

                                                                             ___

--------------------------------------------------------------------------------
Your Account
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund
--------------------------------------------------------------------------------

                                           % deducted when
Holding period after purchase              shares are sold
Through first year                               5.00
----------------------------------------------------------
Through second year                              4.00
----------------------------------------------------------
Through third year                               3.00
----------------------------------------------------------
Through fourth year                              3.00
----------------------------------------------------------
Through fifth year                               2.00
----------------------------------------------------------
Through sixth year                               1.00
----------------------------------------------------------
Longer than six years                            0.00

Class C shares Similar to Class B shares, your purchases of Class C shares are at the Fund's NAV. Although Class C shares have no front-end sales charge, they carry a CDSC of 1% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. LFD pays the financial advisor firm an upfront commission of 1.00% on sales of Class C shares.

--------------------------------------------------------------------------------
The Fund
--------------------------------------------------------------------------------

Years after purchase               % deducted when shares are sold
------------------------------------------------------------------
Through first year                              1.00
------------------------------------------------------------------
Longer than one year                            0.00

                                                                             ___

--------------------------------------------------------------------------------
Your Account
--------------------------------------------------------------------------------

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund at NAV. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact the advisor's ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In good form means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, good form means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold and (iii) any other required documents are attached. Retirement Plan accounts have special requirements. Please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days. However, if you purchased your shares by check, the Fund may delay sending the proceeds for up to 15 days after your initial purchase to protect against checks that are returned.

                                                                             ___

--------------------------------------------------------------------------------
Your Account
--------------------------------------------------------------------------------

Outlined below are the various options for selling shares:

Method                Instructions
Through your          You may call your financial advisor to place your sell
financial advisor     order. To receive the current trading day's price, your
                      financial advisor firm must receive your request prior to
                      the close of the NYSE, usually 4:00 p.m.
--------------------------------------------------------------------------------
By exchange           You may purchase shares by exchanging from an existing
                      fund into the same share class of another fund at no
                      additional cost. To exchange by telephone, call
                      1-800-422-3737.
--------------------------------------------------------------------------------
By telephone          You may sell shares by telephone and request that a check
                      be sent to your address of record by calling
                      1-800-422-3737. The dollar limit for telephone sales is
                      $100,000 in a 30-day period. You do not need to set up
                      this feature in advance of your call.
--------------------------------------------------------------------------------
By mail               You may send a signed letter of instruction (LOI) or stock power form along with any certificates to be sold to the
                      address below. In your LOI, note your fund's name, share
                      class, account number, and the dollar value or number of
                      shares you wish to sell. All account owners must sign the
                      letter, and signatures must be guaranteed by either a
                      bank, a member firm of a national stock exchange or
                      another eligible guarantor institution. Additional
                      documentation is required for sales by corporations,
                      agents, fiduciaries, surviving joint owners and individual retirement account (IRA) owners. For details, call
                      1-800-345-6611.
                      Mail your LOI to Liberty Funds Services, Inc., P.O. Box
                      1722, Boston, MA 02105-1722
--------------------------------------------------------------------------------
By wire               You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your
                      telephone request. Be sure to complete the appropriate
                      section of the account application for this feature.
--------------------------------------------------------------------------------
By electronic         You may sell shares and request that the proceeds be
funds transfer        electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You
                      must set up this feature prior to your request. Be sure to complete the appropriate section of the account
                      application for this feature.

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class A, B and C shares and the services provided to you by your financial advisor. These annual distribution and service fees may equal up to 0.25% for Class A shares and 1.00% for each of Class B and Class C shares and are paid out of the assets of these classes. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.(1)

(1) Class B shares automatically convert to Class A after eight years, eliminating the distribution fee.
                                                                             ___

--------------------------------------------------------------------------------
Your Account
--------------------------------------------------------------------------------

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its NAV. The NAV is determined at the close of the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the NAV (after any applicable sales charges) next determined after your request is received in good form by LFD. In most cases, in order to receive that day's price, LFD must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its NAV for each share class by dividing its total net assets by the number of shares outstanding. In determining the NAV, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily price of many share classes for the Fund in most major daily newspapers. You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

Share Certificates Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and have returned them to LFD.

                                                                             ___

--------------------------------------------------------------------------------
Your Account
--------------------------------------------------------------------------------

Dividends, Distributions, and Taxes The Fund has the potential to make the following distributions:

--------------------------------------------------------------------------------
Types of Distributions
--------------------------------------------------------------------------------

Dividend income       Represents interest and dividends earned from securities
                      held by the portfolio; also includes short-term capital
                      gains, which are gains on sales of securities the Fund
                      buys and then sells within a 12-month period.
--------------------------------------------------------------------------------
Long-term             Represents capital gains on sales of securities held
capital gains         longer than 12 months.

[start side bar]
UNDERSTANDING FUND
DISTRIBUTIONS

The Fund earns income from the
securities it holds. The Fund also may
experience capital gains and losses on
sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders.
As a shareholder, you are entitled to a
portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
[end side bar]


Distribution Options The Fund distributes any dividends monthly and capital gains at least annually. You can choose one of following options for these distributions when you open your account.(1) To change your distribution option call 1-800-345-6611.

--------------------------------------------------------------------------------
Distribution Options
--------------------------------------------------------------------------------

Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash and reinvest capital gains(2)
--------------------------------------------------------------------------------
Receive all distributions in cash and(2)

[bullet] send the check to your address of record

[bullet] send the check to a third party address

[bullet] transfer the money to your bank via electronic funds transfer (EFT)

Tax Consequences Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any dividends and short-term capital gains distributions are taxable as ordinary income. Distributions of other capital gains are generally taxable as capital gains. You will be provided each year with the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distributions which are exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund.

(1) If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

(2) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

                                                                             ___

--------------------------------------------------------------------------------
Managing the Fund
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Colonial Management Associates, Inc. (Colonial), located at One Financial Center, Boston, MA 02111 is the Fund's investment advisor. In its duties as investment advisor, Colonial runs the Fund's day-to day business. Colonial uses the trading facilities of its affiliate, Stein Roe & Farnham Incorporated (Stein
Roe) in placing all orders for the purchase and sale of the Fund's portfolio securities. Colonial has been an investment advisor since 1931. As of December 31, 1998, Colonial managed over $__ billion in assets.

Colonial's investment advisory business is managed together with mutual funds and institutional investment advisory business of its affiliate, Stein Roe, by a combined management team of employees from both companies. Stein Roe also shares personnel, facilities and systems with Colonial that may be used in providing administrative services to the Fund. Both Colonial and Stein Roe are subsidiaries of Liberty Financial Companies, Inc.

For the 1998 fiscal year, aggregate advisory fees paid to Colonial by the Fund amounted to 0.__% of average daily net assets of the Fund.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Ophelia Barsketis, Senior Vice President of Stein Roe and a joint employee of Colonial, has co-managed the Fund since July, 1998. Ms. Barsketis joined Stein Roe in 1983 and progressed through a variety of equity analyst positions before assuming her current responsibilities.

Deborah A. Jansen, Senior Vice President of Stein Roe and a joint employee of Colonial, has co-managed the Fund since July, 1998. Ms. Jansen joined Stein Roe in 1987 and served as an associate economist and senior economist before assuming her current responsibilities. Ms. Jansen left the Advisor in January, 1995 and returned to her position as Vice President in March, 1996. From June 5, 1995 through June 30, 1995, Ms. Jansen was a Senior Equity Research Analyst for BancOne Investment Advisers Corporation.

YEAR 2000 COMPLIANCE
--------------------------------------------------------------------------------
Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the advisor and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's advisor, distributor, and transfer agent "Liberty Companies" are taking steps that they believe are reasonably designed to address the Year 2000 Problem, including working with vendors who furnish services, software and systems to the Funds, to provide that date-related information and data can be properly processed after January 1, 2000. Many Fund service providers and vendors, including the Liberty Companies, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Fund will not be adversely affected.

                                                                             ___

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from December 1 to November 30. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming all dividends and distributions were reinvested). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.


--------------------------------------------------------------------------------
The Fund
--------------------------------------------------------------------------------

                                                                         Years Ended August 31
                                                    1998                          1997                          1996
                                         Class A   Class B   Class C   Class A   Class B   Class C   Class A   Class B   Class C
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value --
Beginning of period
-----------------------------------------------------------------------------------------------------------------------------------
Income from Investment
Operations

Net investment income(a)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
(Loss)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment
Operations
===================================================================================================================================
Less Distributions Declared to
Shareholders

From net investment income
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to
Shareholders
===================================================================================================================================
Net asset value --
End of period
-----------------------------------------------------------------------------------------------------------------------------------
Total return (c)(d)
===================================================================================================================================
Ratios to average net assets

Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income
-----------------------------------------------------------------------------------------------------------------------------------
Fees and expenses waived or
borne by the Advisor
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000)
-----------------------------------------------------------------------------------------------------------------------------------
(a) Net of fees and expenses
waived or borne by the
Advisor which amounted to:
-----------------------------------------------------------------------------------------------------------------------------------

(b)

(c)

(d)

(e)

(f)

(g)

                                                                             ___

Financial Highlights
--------------------------------------------------------------------------------
The Fund
--------------------------------------------------------------------------------

                                                          Years Ended August 31
                                                    1995                          1994
                                         Class A   Class B   Class C   Class A   Class B   Class C
---------------------------------------------------------------------------------------------------
Net asset value --
Beginning of period
---------------------------------------------------------------------------------------------------
Income from Investment
Operations

Net investment income(a)
---------------------------------------------------------------------------------------------------
Net realized and unrealized gain
(Loss)
---------------------------------------------------------------------------------------------------
Total from investment
Operations
===================================================================================================
Less Distributions Declared to
Shareholders

From net investment income
---------------------------------------------------------------------------------------------------
Total Distributions Declared to
Shareholders
===================================================================================================
Net asset value --
End of period
---------------------------------------------------------------------------------------------------
Total return (c)(d)
===================================================================================================
Ratios to average net assets

Expenses
---------------------------------------------------------------------------------------------------
Net investment income
---------------------------------------------------------------------------------------------------
Fees and expenses waived or
borne by the Advisor
---------------------------------------------------------------------------------------------------
Portfolio turnover
---------------------------------------------------------------------------------------------------
Net assets at end of period
(000)
---------------------------------------------------------------------------------------------------
(a) Net of fees and expenses
waived or borne by the
Advisor which amounted to:
---------------------------------------------------------------------------------------------------

(b)

(c)

(d)

(e)

(f)

(g)

                                                                             ___
                                                                              15

--------------------------------------------------------------------------------
Notes
--------------------------------------------------------------------------------

                                ------------------------------------------------

                                ------------------------------------------------

                                ------------------------------------------------

                                ------------------------------------------------

                                ------------------------------------------------

                                ------------------------------------------------

                                ------------------------------------------------

                                ------------------------------------------------

                                ------------------------------------------------

                                ------------------------------------------------

                                ------------------------------------------------

                                ------------------------------------------------

                                ------------------------------------------------

                                ------------------------------------------------

                                ------------------------------------------------

                                ------------------------------------------------


                                                                             ___
                                                                              16

|  Notes
|
                                ------------------------------------------------

                                ------------------------------------------------

                                ------------------------------------------------

                                ------------------------------------------------

                                ------------------------------------------------

                                ------------------------------------------------

                                ------------------------------------------------

                                ------------------------------------------------

                                ------------------------------------------------

                                ------------------------------------------------

                                ------------------------------------------------

                                ------------------------------------------------

                                ------------------------------------------------

                                ------------------------------------------------

                                ------------------------------------------------

                                ------------------------------------------------



                                                                             ___
                                                                              17

|  Notes
|
                               ------------------------------------------------

                                ------------------------------------------------

                                ------------------------------------------------

                                ------------------------------------------------

                                ------------------------------------------------

                                ------------------------------------------------

                                ------------------------------------------------

                                ------------------------------------------------

                                ------------------------------------------------

                                ------------------------------------------------

                                ------------------------------------------------

                                ------------------------------------------------

                                ------------------------------------------------

                                ------------------------------------------------

                                ------------------------------------------------

                                ------------------------------------------------



                                                                             ___
                                                                              18

FOR MORE INFORMATION
--------------------------------------------------------------------------------
You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information (SAI) for more information on the Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Fund by writing or calling the Fund's Distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.

You can also obtain copies upon payment of a duplicating fee, by writing or calling the:

Public Reference Room
Securities and Exchange Commission
Washington, DC, 20549-6009
1-800-SEC-0330


Investment Company Act file numbers:

Colonial Trust IV: 811-2865

[bullet] Colonial Utilities Fund

--------------------------------------------------------------------------------
                     [Liberty logo] L I B E R T Y
   COLONIAL [bullet] CRABBE HUSON [bullet] NEWPORT [bullet] STEIN ROE ADVISOR
                     Liberty Funds Distributor, Inc. (C) 1998
                     One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
                     Visit us at www.libertyfunds.com

XX-OO/000X-0000 X (1/99)

                                COLONIAL TRUST IV
                                -----------------

                  Cross Reference Sheet Pursuant to Rule 481(a)
                  ---------------------------------------------

                             Colonial Utilities Fund
                             -----------------------

                                     Class Z
                                     -------


Item Number of Form N-1A      Prospectus Location or Caption
------------------------      ------------------------------

Part A
------

  1.                          Front Cover Page; Back Cover Page

  2.                          The Fund

  3.                          The Fund

  4.                          The Fund

  5.                          Not Applicable

  6.                          Front Cover Page; Managing the Fund; Your Account

  7.                          Your Account

  8.                          The Fund; Your Account

  9.                          Financial Highlights

--------------------------------------------------------------------------------
COLONIAL UTILITIES FUND  Prospectus, March 30, 1999
--------------------------------------------------------------------------------

[bullet] COLONIAL UTILITIES FUND, CLASS Z SHARES

Class Z shares of the Fund may be purchased only by other investment companies managed by affiliates of the Advisor.


Advised by Colonial Management Associates, Inc.


Although these securities have been
registered with the Securities and
Exchange Commission, the Commission has
not approved any shares offered in this
prospectus or determined whether this
prospectus is accurate or complete. Any
representation to the contrary is a
criminal offense.

   NOT FDIC-INSURED      MAY LOSE VALUE
                        NO BANK GUARANTEE

--------------------------------------------------------------------------------
T A B L E   O F   C O N T E N T S

THE FUND
---------------------------------------
Investment Goals ......................
Primary Investment Strategies .........
Primary Investment Risks ..............
Performance History ...................
Your Expenses .........................

YOUR ACCOUNT
---------------------------------------
How to Buy Shares .....................
How to Exchange Shares ................
How to Sell Shares ....................
Other Information About Your Account ..

MANAGING THE FUND
---------------------------------------
Investment Advisor ....................
Portfolio Managers ....................
Year 2000 Compliance ..................


--------------------------------------------------------------------------------
THE FUND   Colonial Utilities Fund
--------------------------------------------------------------------------------


[START SIDEBAR]--------------------------

UTILITY COMPANIES

Utility companies in which the Fund may
invest include companies engaged in the
manufacture, production, generation,
transmission, sale or distribution of
electricity, natural gas or other types
of energy, or water or other sanitary
services. They also include companies
engaged in telecommunications, including telephone, telegraph, satellite, microwave and other communications media.

[END SIDEBAR]----------------------------

INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks current income and long-term growth. Approval by the Fund's shareholders is not required to modify or change the Fund's goals.

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests primarily in securities of U.S. utility companies. The Fund invests in both equity and preferred securities of utility companies. In addition, the advisor may invest up to 20% of the Fund's assets in foreign securities. In selecting investments for the Fund, the advisor looks primarily for stocks of larger utility companies with established records.

At times the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment objective.

In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not described in this prospectus. These types of securities and investment practices are identifed and discussed in the Fund's Statement of Additional Information, which you may obtain by contacting Liberty Funds Services, Inc. (see back cover for address and phone number).

PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances which could cause the value of your investment in the Fund to decline, and which could prevent the Fund from achieving its objective, that are not described here.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

Utility company securities are subject to special risks. These securities are especially affected by changes in prevailing interest rates (as interest rates increase, the value of securities of utility companies tend to decrease, and vice versa), as well as by general competitive and market forces in the industry. In addition, utility companies are affected by changes in government regulation. In particular, the profitability of utilities may in the future be adversely affected by increased competition resulting from deregulation.

Foreign securities are also subject to special risks. Foreign stock markets can be extremely volatile and the liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

                                                                             ___
                                                                               2

--------------------------------------------------------------------------------
The Fund   Colonial Utilities Fund
--------------------------------------------------------------------------------

PERFORMANCE HISTORY(1)
--------------------------------------------------------------------------------
The bar chart and performance table below show the Fund's performance from year to year by illustrating the Fund's total calendar-year returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual total returns for all share classes compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance.

[start side bar]
UNDERSTANDING PERFORMANCE

CALENDAR-YEAR TOTAL RETURN shows the
Fund's Class A share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses but not the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURN is a measure of the Fund's performance over the past one-, five- and ten-year periods. It includes the effects of Fund expenses. The table shows Class A returns with sales charges.

The Fund's return is compared to the Dow
Jones Utilities Total Return Index, the S&P
500 Index and the Lipper Utilities Fund
Average. Unlike the Fund, the indexes do not incur fees or charges. It is not possible to invest in the indexes. The Lipper Average is the average return of the funds included in Lipper's Utility Fund category.
[end sidebar]

--------------------------------------------------------------------------------
Calendar-Year Total Returns (Class A)
--------------------------------------------------------------------------------

[start bar chart]

1989         %
1990         %
1991         %
1992         %
1993         %
1994         %
1995         %
1996         %
1997         %
1998         %

Best quarter: __ quarter 199_, ___%
Worst quarter: __ quarter 199_, ___%

[end bar chart]

--------------------------------------------------------------------------------
Average Annual Total Returns -- for periods ending December 31, 1998
--------------------------------------------------------------------------------

                             1 Year              5 Years              10 Years
--------------------------------------------------------------------------------
Class A (%)
--------------------------------------------------------------------------------
Dow Jones
Utilities Total
Return Index (%)             18.88                12.27                11.74
--------------------------------------------------------------------------------
S&P 500 Index (%)            28.74                24.08                19.20
--------------------------------------------------------------------------------
Lipper Average (%)           18.30                13.37                14.21

(1) The Fund first offered Class Z shares on January 25, 1999. Therefore the Fund does not have available performance history for at least one calendar year. Performance history is shown for the Class A shares of the Fund which are offered in a separate prospectus. Performance history of Class Z shares would have substantially similar performance history because they are invested in the same portfolio of securities. Annual returns would differ only to the extent that Class A and Class Z have different expenses.

                                                                             ___

THE FUND Colonial Utilities Fund

YOUR EXPENSES
--------------------------------------------------------------------------------

[START SIDEBAR]--------------------------

UNDERSTANDING EXPENSES

Shareholder Fees are paid directly by
shareholders to the Fund's distributor.

Annual Fund Operating Expenses are
deducted from the Fund. They include
management fees, brokerage costs, and
administrative costs including pricing
and custody services.

Example Expenses helps you compare the
cost of investing in the Fund to the
cost of investing in other mutual funds.
The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund
Operating Expenses table. It uses the
following hypothetical conditions:

[bullet] $10,000 initial investment

[bullet] 5% total return for each year

[bullet] Fund operating expenses remain
         the same

[bullet] No expense reductions in effect

[END SIDEBAR]----------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund. These tables do not take into account any expense reduction arrangements, and therefore may not reflect the actual expenses of the Fund.

--------------------------------------------------------------------------------
Shareholder Fees(1)(2) (paid directly from your investment)
--------------------------------------------------------------------------------

                                                                 Class Z
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                            0.00
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the offering
price)                                                             0.00

--------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted directly from the Fund)
--------------------------------------------------------------------------------

                                                                 Class Z
Management fee (%)                                                 0.65
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                          0.00
--------------------------------------------------------------------------------
Other expenses (3) (%)                                             0.29
--------------------------------------------------------------------------------
Total annual fund operating expenses (%)                           0.94

--------------------------------------------------------------------------------
Example Expenses (your actual costs may be higher or lower)
--------------------------------------------------------------------------------

Class                                    1 Year                 3 Years
Class Z                                    $                    $

(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2)  There is a $7.50 charge for wiring sale proceeds to your bank.

(3)  Other expenses are estimated based on Class A shares.

                                                                             ___

--------------------------------------------------------------------------------
Your Account
--------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next net asset value (NAV). In "good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.


--------------------------------------------------------------------------------
Outlined below are various ways you can purchase shares:
--------------------------------------------------------------------------------

Method               Instructions
Through your         Your financial advisor can help you establish your account
financial advisor    and buy Fund shares on your behalf.
-------------------------------------------------------------------------------
By check             For new accounts, send a completed application and check
(new account)        made payable to the Fund to the transfer agent, Liberty
                     Funds Services, Inc., P.O. Box 1722, Boston, MA
                     02105-1722.
-------------------------------------------------------------------------------
By check             For existing accounts, fill out and return the additional
account)             (existing investment stub included in your quarterly
                     statement, or send a letter of instruction including your
                     Fund name and account number with a check made payable to
                     the Fund to Liberty Funds Services, Inc., P.O. Box 1722,
                     Boston, MA 02105-1722.
-------------------------------------------------------------------------------
By exchange          You may purchase shares by exchanging from an existing
                     fund into the same share class of another fund at no
                     additional cost. To exchange by telephone, call
                     1-800-422-3737.
-------------------------------------------------------------------------------
By wire              You may purchase shares by wiring money from your bank
                     account to your fund account. To wire funds to your fund
                     account, call 1-800-422-3737 to obtain a control number
                     and the wiring instructions.
-------------------------------------------------------------------------------
By electronic        You may purchase shares by electronically transferring
funds transfer       money from your bank account to your fund account by
(EFT)                calling 1-800-422-3737. Your money may take up to two
                     business days to arrive. You must set up this feature
                     prior to your telephone request. Be sure to complete the
                     appropriate section of the application.
-------------------------------------------------------------------------------
Automatic            You can make monthly or quarterly investments
investment plan      automatically from your bank account to your fund account.
                     You can select a pre-authorized amount to be sent via
                     electronic funds transfer (EFT). Be sure to complete the
                     appropriate section of the application for this feature.
-------------------------------------------------------------------------------
By dividend          Dividends distributed by one fund can be automatically
diversification      invested into the same class of shares of another fund at
                     no additional sales charge. To invest your dividends in
                     another fund, call 1-800-345-6611.

(1) The Fund reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

                                                                             ___

Your Account

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the Class Z or Class A shares of another fund at NAV. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact the advisor's ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, good form means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold and (iii) any other required documents are attached. Retirement Plan accounts have special requirements. Please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days. However, if you purchased your shares by check, the Fund may delay sending the proceeds for up to 15 days after your initial purchase to protect against checks that are returned.


                                                                             ___

Your Account

--------------------------------------------------------------------------------
Outlined below are the various options for selling shares:
--------------------------------------------------------------------------------

Method               Instructions

Through your         You may call your financial advisor to place your sell
financial advisor    order. To receive the current trading day's price, your
                     financial advisor firm must receive your request prior to
                     the close of the NYSE, usually 4:00 p.m.
-------------------------------------------------------------------------------
By exchange          You may purchase shares by exchanging from an existing
                     fund into the Class Z or Class A shares of another fund at no additional cost. To exchange by telephone, call
                     1-800-422-3737.
-------------------------------------------------------------------------------
By telephone         You may sell shares by telephone and request that a check
                     be sent to your address of record by calling
                     1-800-422-3737. The dollar limit for telephone sales is
                     $100,000 in a 30-day period. You do not need to set up
                     this feature in advance of your call.
-------------------------------------------------------------------------------
By mail              You may send a signed letter of instruction (LOI) or stock power form to the address below. In your LOI, note your
                     fund's name, share class, account number, and the dollar
                     value or number of shares you wish to sell. All account
                     owners must sign the letter, and signatures must be
                     guaranteed by either a bank, a member firm of a national
                     stock exchange or another eligible guarantor institution.
                     Additional documentation is required for sales by
                     corporations, agents, fiduciaries, surviving joint owners
                     and individual retirement account (IRA) owners. For
                     details, call 1-800-345-6611.
                     Mail your LOI to Liberty Funds Services, Inc., P.O. Box
                     1722, Boston, MA 02105-1722
-------------------------------------------------------------------------------
By wire              You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your
                     telephone request. Be sure to complete the appropriate
                     section of the account application for this feature.
-------------------------------------------------------------------------------
By electronic        You may sell shares and request that the proceeds be
funds transfer       electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You
                     must set up this feature prior to your request. Be sure to complete the appropriate section of the account
                     application for this feature.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How the Fund's Share Price is Determined The price of the Fund's Class Z shares is based on its NAV. The NAV is determined at the close of the NYSE, usually 4:00 p.m. Eastern time on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the NAV next determined after your request is received in good form by LFD. In most cases, in order to receive that day's price, LFD must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

                                                                             ___

Your Account

[START SIDEBAR]--------------------------

UNDERSTANDING FUND
DISTRIBUTIONS

The Fund earns income from the
securities it holds. The Fund also may
experience capital gains and losses on
sales of its securities. The Fund
distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

[END SIDEBAR]----------------------------

The Fund determines its NAV for Class Z shares by dividing its total net assets by the number of shares outstanding. In determining the NAV, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily price of many share classes for the Fund in most major daily newspapers. You can find daily prices for Class Z shares by visiting the Fund's web site at www.libertyfunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Funds' transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

Share Certificates  Share certificates are not available for Class Z shares.

Dividends, Distributions, and Taxes The Fund has the potential to make the following distributions:

--------------------------------------------------------------------------------
Types of Distributions
--------------------------------------------------------------------------------

Dividend income       Represents interest and dividends earned from securities
                      held by the portfolio; also includes short-term capital
                      gains, which are gains on sales of securities the Fund
                      buys and then sells within a 12-month period.
--------------------------------------------------------------------------------
Long-term             Represents capital gains on sales of securities held
                      longer capital gains than 12 months.

                                                                             ___

Your Account

Distribution Options The Fund distributes any dividends monthly and capital gains at least annually. You can choose one of following options for these distributions when you open your account.(1) To change your distribution option call 1-800-345-6611.

--------------------------------------------------------------------------------
Distribution Options
--------------------------------------------------------------------------------

Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash and reinvest capital gains(2)
--------------------------------------------------------------------------------
Receive all distributions in cash and(2)

[bullet] send the check to your address of record

[bullet] send the check to a third party address

[bullet] transfer the money to your bank via electronic funds transfer (EFT)

Tax Consequences Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any dividends and short-term capital gains distributions are taxable as ordinary income. Distributions of other capital gains are generally taxable as capital gains. You will be provided each year with the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distributions which are exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund.

(1) If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

(2) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

                                                                             ___

--------------------------------------------------------------------------------
Managing the Fund
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Colonial Management Associates, Inc. (Colonial), located at One Financial Center, Boston, MA 02111 is the Fund's investment advisor. In its duties as investment advisor, Colonial runs the Fund's day-to day business. Colonial uses the trading facilities of its affiliate, Stein Roe & Farnham Incorporated (Stein
Roe) in placing all orders for the purchase and sale of the Fund's portfolio securities. Colonial has been an investment advisor since 1931.
As of December 31, 1998, Colonial managed over $__ billion in assets.

Colonial's investment advisory business is managed together with mutual funds and institutional investment advisory business of its affiliate, Stein Roe, by a combined management team of employees from both companies. Stein Roe also shares personnel, facilities and systems with Colonial that may be used in providing administrative services to the Fund. Both Colonial and Stein Roe are subsidiaries of Liberty Financial Companies, Inc.

For the 1998 fiscal year, aggregate advisory fees paid to Colonial by the Fund amounted to 0.__% of average daily net assets of the Fund.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Ophelia Barsketis, Senior Vice President of Stein Roe and a joint employee of Colonial, has co-managed the Fund since July, 1998. Ms. Barsketis joined Stein Roe in 1983 and progressed through a variety of equity analyst positions before assuming her current responsibilities.

Deborah A. Jansen, Senior Vice President of Stein Roe and a joint employee of Colonial, has co-managed the Fund since July, 1998. Ms. Jansen joined Stein Roe in 1987 and served as an associate economist and senior economist before assuming her current responsibilities. Ms. Jansen left the Advisor in January, 1995 and returned to her position as Vice President in March, 1996. From June 5, 1995 through June 30, 1995, Ms. Jansen was a Senior Equity Research Analyst for BancOne Investment Advisers Corporation.

YEAR 2000 COMPLIANCE
--------------------------------------------------------------------------------
Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the advisor and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's advisor, distributor, and transfer agent ("Liberty Companies") are taking steps that they believe are reasonably designed to address the Year 2000 Problem, including working with vendors who furnish services, software and systems to the Funds, to provide that date-related information and data can be properly processed after January 1, 2000. Many Fund service providers and vendors, including the Liberty Companies, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Fund will not be adversely affected.
                                                                             ___

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Notes
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                                                                              11

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                                                                              12

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                                                                             ___
                                                                              13

FOR MORE INFORMATION
--------------------------------------------------------------------------------

You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information (SAI) for more information on the Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Fund by writing or calling the Fund's Distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.

You can also obtain copies upon payment of a duplicating fee, by writing or calling the:

Public Reference Room
Securities and Exchange Commission
Washington, DC, 20549-6009
1-800-SEC-0330


Investment Company Act file numbers:

Colonial Trust IV: 811-2865

[bullet] Colonial Utilities Fund

--------------------------------------------------------------------------------
                     [Liberty logo] L I B E R T Y
   COLONIAL [bullet] CRABBE HUSON [bullet] NEWPORT [bullet] STEIN ROE ADVISOR
                     Liberty Funds Distributor, Inc. (C) 1998
                     One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
                     Visit us at www.libertyfunds.com

XX-OO/000X-0000 X (1/99)

                                COLONIAL TRUST IV
                                -----------------
                  Cross Reference Sheet Pursuant to Rule 481(a)
                  ---------------------------------------------

                            Colonial Tax-Exempt Fund
                            ------------------------

                        Colonial Tax-Exempt Insured Fund
                        --------------------------------

                      Colonial Intermediate Tax-Exempt Fund
                      -------------------------------------


                              Statement of Additional Information
Item Number of Form N-1A      Location or Caption
------------------------      -------------------

Part B
------

  10.                         Cover Page; Table of Contents

  11.                         Organization and History

  12.                         Investment Objectives and Policies; Fundamental Investment
                              Policies; Other Investment Policies; Miscellaneous
                              Investment Practices

  13.                         Fund Charges and Expenses

  14.                         Fund Charges and Expenses

  15.                         Fund Charges and Expenses

  16.                         Fund Charges and Expenses; Management of the Funds

  17.                         Organization and History; Fund Charges and Expenses;
                              Shareholder Meetings; Shareholder Liability

  18.                         How to Buy Shares; Determination of Net Asset Value;
                              Suspension of Redemptions; Special Purchase
                              Programs/Investor Services; Programs for Reducing or
                              Eliminating Sales Charges; How to Sell Shares; How to
                              Exchange Shares

  19.                         Taxes

  20.                         Fund Charges and Expenses; Management of the Funds

  21.                         Fund Charges and Expenses; Investment Performance;
                              Performance Measures

  22.                         Independent Accountants

                            COLONIAL TAX-EXEMPT FUND
                        COLONIAL TAX-EXEMPT INSURED FUND
                      COLONIAL INTERMEDIATE TAX-EXEMPT FUND
                       Statement of Additional Information

                                 March 30, 1999


This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of Colonial Tax-Exempt Fund, Colonial Tax-Exempt Insured Fund and Colonial Intermediate Tax-Exempt Fund (each a Fund and, collectively, the Funds). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Funds dated March 30, 1999. This SAI should be read together with the Prospectus and the Funds' most recent Annual Report dated November 30, 1998. Investors may obtain a free copy of the Prospectus and Annual Report from Liberty Funds Services, Inc., One Financial Center, Boston, MA 02111-2621.


Part 1 of this SAI contains specific information about the Funds. Part 2 includes information about the funds distributed by LFDI generally and additional information about certain securities and investment techniques described in the Funds' Prospectus.

TABLE OF CONTENTS

Part 1                                                          Page
Definitions
Organization and History
Investment Objectives and Policies
Fundamental Investment Policies
Other Investment Policies
Fund Charges and Expenses
Investment Performance
Custodian
Independent Accountants

Part 2

Miscellaneous Investment Practices
Taxes
Management of the Funds
Determination of Net Asset Value
How to Buy Shares
Special Purchase Programs/Investor Services
Programs for Reducing or Eliminating Sales Charges
How to Sell Shares
Distributions
How to Exchange Shares
Suspension of Redemptions
Shareholder Liability
Shareholder Meetings
Performance Measures
Appendix I
Appendix II



TE-
                                       a

                                     Part 1

                            COLONIAL TAX-EXEMPT FUND
                        COLONIAL TAX-EXEMPT INSURED FUND
                      COLONIAL INTERMEDIATE TAX-EXEMPT FUND
                       Statement of Additional Information

                                 March 30, 1999


DEFINITIONS
"Trust"                          Colonial Trust IV
"Fund" or "Tax-Exempt Fund"      Colonial Tax-Exempt Fund
"Fund" or "Insured Fund"         Colonial Tax-Exempt Insured Fund
"Fund" or "Intermediate Fund"    Colonial Intermediate Tax-Exempt Fund
"Advisor"                        Colonial Management Associates, Inc.,
                                 the Funds' investment Advisor
"LFDI"                           Liberty Funds Distributor, Inc., the Funds'
                                 distributor
"LFSI"                           Liberty Funds Services, Inc., the Funds'
                                 investor services and transfer agent


ORGANIZATION AND HISTORY
The Trust is a Massachusetts business trust organized in 1978. The Fund represents the entire interest in a separate portfolio of the Trust.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See Part 2 of this Statement of Additional Information for more information.


INVESTMENT OBJECTIVES AND POLICIES

The Prospectus describes the Funds' investment objectives and investment policies. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Funds. Part 2 contains additional information about the following securities and investment techniques that are utilized by the Fund;


         Short-Term Trading
         Zero Coupon Securities
         Lower Rated Bonds (Tax-Exempt Fund)
         Forward Commitments
         Repurchase Agreements
         Options on Securities
         Futures Contracts and Related Options
         Inverse Floating Obligations
         Pay-In-Kind (PIK) Securities
         Participation Interests
         Stand-by Commitments

Except as indicated below under "Fundamental Investment Policies," the Funds' investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies can not be changed without such a vote.

Each Fund may:

1. Borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;

2. Invest up to 5% of its net assets in real estate as a result of owning securities (i.e., foreclosing and collateral);
3. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts does not exceed 5% of its total assets;
4. Underwrite securities issued by others only when disposing of portfolio securities;

5. Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loan would exceed 33 1/3% of the value of its total assets (taken at market value would at the time of such loans) and (d) through repurchase agreements;

                                       b

6. Not concentrate more than 25% of its total assets in any one industry, or with respect to 75% of total assets purchase any security (other than obligations of the U.S. government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer, or purchase voting securities of an issuer if, as a result of such purchase a Fund would own more than 10% of the outstanding voting shares of such issuer; and
7. Under normal circumstances, invest at least 80% of its total assets in tax-exempt bonds.


In addition to the above listed fundamental investment policies, the Tax-Exempt Fund and the Insured Fund also may:

8. Only own real estate acquired as the result of owning securities and not more than 5% of total assets; and



OTHER INVESTMENT POLICIES

As non-fundamental investment policies which may be changed without a shareholder vote, each Fund may not:
1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions; and
2. Have a short securities position, unless a Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities.



3. Invest more than 15% of its net assets in illiquid assets.


Notwithstanding the investment policies and restrictions of the Funds, each Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment objectives, policies and restrictions as the Fund.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess of deficiency occurs as a result of such investment. For the purpose of the Investment Company Act of 1940 (Act) diversification requirement, an issuer is the entity whose revenues support the security.

FUND CHARGES AND EXPENSES

Under the Tax-Exempt Fund and the Insured Fund's Management Agreement, the Trust pays the Advisor a monthly fee based on the average daily net assets allocated among the Tax-Exempt Fund, Insured Fund and Colonial High Yield Municipal Fund at the following annual rates (subject to any reductions that the Advisor may agree to periodically):


                     Average Net Assets           Annual Fee Rate
                     ------------------           ---------------
                      First $1 billion                 0.60%
                       Next $2 billion                 0.55%
                       Next $1 billion                 0.50%
                   Excess over $4 billion              0.45%

Effective July 1, 1995, the management fee applicable to the Tax-Exempt Fund was reduced by 0.05% annually on the average daily net assets of the Fund between $2 billion and $3 billion.

In addition, a further reduction to the management fee applicable to the Tax-Exempt Fund was made based on the following schedule:

                       Effective Date            Cumulative Annualized Reduction
                       ---------------            ------------------------------
                       January 1, 1996                        0.01%
                        April 1, 1996                         0.02%
                        July 1, 1996                          0.03%
                       October 1, 1996                        0.04%



Under the Intermediate Fund's Management Agreement, the Fund pays the Advisor a monthly fee based on the average net assets of the Fund, determined at the close of each business day during the month at the annual rate of 0.55% (subject to any reductions that the Advisor may agree to periodically).

Recent Fees paid to the Advisor, LFDI and LFSI (dollars in thousands)

                                       c

                                                                       Tax-Exempt Fund
                                                                   Years ended November 30
                                                                   -----------------------
                                                         1998                   1997                1996
                                                         ----                   ----                ----
Management fee                                                                 $15,212            $17,385
Bookkeeping fee                                                                    758                763
Shareholder service and transfer agent fee                                       4,747              5,532
12b-1 fees:
    Service fee (Classes A, B and C)(a)                                          7,576              8,365
    Distribution fee (Class B)                                                   2,984              3,317
    Distribution fee (Class C)                                                    (b)              ------


                                                                   Insured Fund
                                                                   Years ended November 30
                                                                   -----------------------
                                                          1998                  1997                1996
                                                          ----                  ----                ----
Management fee                                                                 $ 1,294             $1,475
Bookkeeping fee                                                                     91                103
Shareholder service and transfer agent fee                                         368                430
12b-1 fees:
  Service fee (Classes A, B and C)(a)                                              579                666
  Distribution fee (Class B)                                                       309                350
  Distribution fee (Class C)                                                       (b)              ------


                                                                       Intermediate Fund
                                                                    Years ended November 30
                                                                    -----------------------
Management fee                                            1998                    $123               $145
Bookkeeping fee                                                                     27                 27
Shareholder services and  transfer agent fee                                        37                 42
12b-1 fees:
  Service fee (Classes A, B and C)(a)                                               44                 53
  Distribution fee (Class B)                                                        75                 89
  Distribution fee (Class C)                                                       (b)              -------
Fees and expenses waived or
  borne by the Advisor                                                            (188)              (190)


(a) Class C shares were first offered on August 1, 1997.
(b) Rounds to less than one.

Brokerage Commissions (dollars in thousands)


                                                                          Tax-Exempt Fund
                                                                      Years ended November 30
                                                                      -----------------------
                                                          1998                    1997               1996
                                                          ----                    ----               ----
Total Commissions                                                                 $155               $49



                                                                            Insured Fund
                                                                       Years ended November 30
                                                                       -----------------------
                                                          1998                    1997               1996
                                                          ----                    ----               ----
Total commissions                                                                 $12                 $2


                                                                          Intermediate Fund
                                                                       Years ended November 30
                                                                       -----------------------
                                                          1998                    1997               1996
                                                          ----                    ----               ----
Total commissions                                                                 $12                 $2

                                       d

Trustees and Trustees' Fees

For the fiscal year ended November 30, 1998 and the calendar year ended December 31, 1998, the Trustees received the following compensation for serving as Trustees (c):


                            Aggregate                                                                     Total Compensation From
                            Compensation          Aggregate                  Aggregate                    Trust and Fund Complex
                            From Tax-Exempt       Compensation               Compensation                 Paid To The Trustees
                            Fund For The Fiscal   From Insured Fund For      From Intermediate Fund For   For The Calendar Year
Trustee                     Year Ended November   The Fiscal Year Ended      The Fiscal Year Ended        Ended December 31,
                            30, 1998              November 30, 1998          November 30, 1998            1998(d)
Robert J. Birnbaum          $                                 $                           $                       $ 99,429
Tom Bleasdale                (e)                             (f)                         (g)                     102,000(h)
John V. Carberry(i)              ---                         ---                         ---                       ---(j)
Lora S. Collins                                                                                                    97429
James E. Grinnell            (k)                             (l)                         (lm)                     103,071()
William D. Ireland, Jr.(n)                                                                                         35,333
Richard W. Lowry                                                                                                   98,214
Salvatore Macera(i)               ---                        ---                         ---                       15,500
William E. Mayer                                                                                                   99,286
James L. Moody, Jr.           o)                                (p)                      (q)                     105,857(r)
John J. Neuhauser                                                                                                 105,323
George L. Shinn(n)                                                                                                 31,334
Thomas E. Stitzel(i)              ---                        ---                         ---                       15,500
Robert L. Sullivan                                                                                                104,100
Anne-Lee Verville(i)              ---                        ---                         ---                       23,445
Sinclair Weeks, Jr.(n)                                                                                             34,333


(c) The Fund does not currently provide pension or retirement plan benefits to the Trustees.


(d) At December 31, 1998, the Colonial Funds complex consisted of 47 open-end and 5 closed-end management investment portfolios.
(e) Includes $ payable in later years as deferred compensation.
(f) Includes $ payable in later years as deferred compensation.
(g) Includes $ payable in later years as deferred compensation.
(h) Includes $52,000 payable in later years as deferred compensation.
(k) Elected as Trustee of the Trust on October 30, 1998.
(j) Does not receive compensation because he is an affiliated Trustee and employee of Liberty Financial.
(k) Includes $ payable in later years as deferred compensation.
(l) Includes $ payable in later years as deferred compensation.
(m) Includes $ payable in later years as deferred compensation.
(n) Retired as Trustee of the Trust effective April 24, 1998.
()  Includes $ payable in later years as deferred compensation.
(p) Includes $ payable in later years as deferred compensation.
(q) Includes $ payable in later years as deferred compensation.
(r) Total compensation of $105,857 for the calendar year ended December 31, 1998 will be payable in later years as deferred compensation.


The following table sets forth the amount of compensation paid to Messrs. Birnbaum, Grinnell and Lowry in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund and of the Liberty All-Star Growth Fund, Inc. (together, Liberty Funds) for service during the calendar year ended December 31, 1998:


                                 Total Compensation
                                 From Liberty Funds For The
                                 Calendar Year Ended
Trustee                          December 31, 1998 (s)
-------                          ---------------------
Robert J. Birnbaum               $25,000
James E. Grinnell                  25,000
Richard W. Lowry                   25,000


                                       e

(s) The Liberty Funds are advised by Liberty Asset Management Company (LAMCO). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (an intermediate parent of the Advisor).


Ownership of the Fund

As of record on February 28, 1999, the officers and Trustees of the Trust owned less than 1% of the then outstanding shares of each of the Funds.


As of record on February 28, 1999, the following shareholders owned 5% or more of the named Fund's outstanding shares:


Tax-Exempt Fund


Class B shares:
Merrill Lynch, Pierce, Fenner & Smith, Inc., For the Sole Benefit of its Customers, Attn: Fund Administration, 4800 Deer Lake Dr. East 3rd Floor,
Jacksonville, FL 32246, owned   %.

Kieler Feed & Seed Co. account held by Susan Marchman, Cust. and Robert E. Lee Marc V, Uniform Transfer to Minors Act - NC, Rt.3, Box 581, Hillsborough, NC
27278 owned   %.

Class C shares:
Merrill Lynch, Pierce, Fenner & Smith, Inc., For the Sole Benefit of its Customers, Attn: Fund Administration, 4800 Deer Lake Dr. East 3rd Floor,
Jacksonville, FL 32246, owned   %.

Marilyn M. Johnson, 1465 Country Club Drive, Burlington, WA 98233 owned   %.

Colonial Management Associates, Inc., Attn. Phil Iudice, One Financial Center,
11th Floor, Boston, MA 02111-2621 owned   %.

Insured Fund

Class C shares:
Colonial Management Associates, Inc., Attn. Phil Iudice, One Financial Center,
11th Floor, Boston, MA 02111-2621 owned   %.

Intermediate Fund

Class A shares:
Merrill Lynch, Pierce, Fenner & Smith, Inc., For the Sole Benefit of its Customers, Attn: Fund Administration, 4800 Deer Lake Dr. East 3rd Floor,
Jacksonville, FL 32246, owned   %.

Class B shares:
Merrill Lynch, Pierce, Fenner & Smith, Inc., Attn: Mutual Funds Operations, 4800
Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32216, owned   %.

Class C shares:
Merrill Lynch, Pierce, Fenner & Smith, Inc., For the Sole Benefit of its Customers, Attn: Fund Administration, 4800 Deer Lake Dr. East 3rd Floor,
Jacksonville, FL 32246, owned   %.

Colonial Management Associates, Inc., Attn. Phil Iudice, One Financial Center,
11th Floor, Boston, MA 02111-2621 owned   %.

As of record on February 28, 1999, there were the following number of record holders of each Fund:



                                    Class A Shares            Class B Shares          Class C Shares
                                    --------------            --------------          --------------
Tax-Exempt Fund
Insured Fund
Intermediate Fund


Sales Charges (dollars in thousands)


                                                                      Tax-Exempt Fund
                                                                       Class A Shares
                                                                  Years ended November 30
                                                                  -----------------------
                                                             1998             1997           1996
                                                             ----             ----           ----
  Aggregate initial sales charges on Fund share sales                        $1,180         $1,804
  Initial sales charges retained by LFDI                                        144            218



                                       f

                                                                        Insured Fund
                                                                       Class A Shares
                                                                  Years ended November 30
                                                                  ------------------------
                                                             1998             1997           1996
                                                             ----             ----           ----
  Aggregate initial sales charges on Fund share sales                          $88           $150
  Initial sales charges retained by LFDI                                        11             19



                                                                      Intermediate Fund
                                                                        Class A Shares
                                                                   Years ended November 30
                                                                   -----------------------
                                                            1998             1997            1996
                                                            ----             ----            ----
  Aggregate initial sales charges on Fund share sales                         $6              $14
  Initial sales charges retained by LFDI                                      (t)               1

(t)      Rounds to less than one.


                                                                      Tax-Exempt Fund
                                                                       Class B Shares
                                                                  Years ended November 30
                                                                  -----------------------
                                                             1998           1997                1996
                                                             ----           ----                ----
Aggregate contingent deferred sales charges
  (CDSC) on Fund redemptions retained by LFDI                              $1,116             $1,201


                                                                          Insured Fund
                                                                         Class B Shares
                                                                     Years ended November 30
                                                                     -----------------------
                                                             1998             1997             1996
                                                             ----             ----             ----
Aggregate CDSC on Fund redemptions retained by LFDI                           $126             $142


                                                                        Intermediate Fund
                                                                          Class B Shares
                                                                     Years ended November 30
                                                                     -----------------------
                                                              1998           1997             1996
                                                              ----           ----             ----
Aggregate CDSC on Fund redemptions retained by LFDI                           $31             $36


At November 30, 1998, no CDSCs had been collected by LFDI on redemptions of Class C shares of each of the Tax-Exempt Fund, Insured Fund and Intermediate Fund.


12b-1 Plan, CDSCs and Conversion of Shares
Each Fund offers three classes of shares - Class A, Class B and Class C. The Funds may in the future offer other classes of shares. The Trustees have approved a 12b-1 plan (Plan) pursuant to Rule 12b-1 under the Act. Under the Plan, the Tax-Exempt Fund and the Insured Fund each pay LFDI monthly a service fee at an annual rate of 0.25% of net assets attributed to each Class of shares and the Intermediate Fund pays LFDI a monthly service fee at the annual rate of 0.20% of the net assets attributed to each Class of shares. Each Fund also pays LFDI monthly a distribution fee at the annual rate of 0.75% of average daily net assets attributed to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.60% (Tax-Exempt Fund), 0.45% (Insured Fund) and 0.20% (Intermediate
Fund), annually. LFDI may use the entire amount of such fees to defray the costs of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of LFDI's expenses, LFDI may in some cases realize a profit from the fees.


The Plan authorizes any other payments by the Funds to LFDI and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of the Funds' shares.

                                       g

The Trustees believe the Plan could be a significant factor in the growth and retention of each Fund's assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of the Funds' shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within six years after purchase for the Tax-Exempt Fund and the Insured Fund and within four years after purchase for the Intermediate Fund. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. The CDSCs are described in the Prospectus.

No CDSC will be imposed on an amount which represents an increase in the value of the shareholder's account resulting from capital appreciation above the amount paid for the shares. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

Eight years after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.


Sales-related expenses (dollars in thousands) of LFDI relating to each Fund were:


                                                                         Tax-Exempt Fund
                                                                  Year ended November 30, 1998
                                                                  ----------------------------
                                                      Class A Shares     Class B Shares      Class C Shares
                                                      --------------     --------------      --------------
Fees to FSFs                                                                                      (u)
Cost of sales material relating to the Fund
  (including printing and mailing expenses)                                                       (u)
Allocated travel, entertainment and other
promotional
  expenses (including advertising)                                                                (u)


                                                                          Insured Fund
                                                                  Year ended November 30, 1998
                                                                  ----------------------------
                                                      Class A Shares     Class B Shares     Class C Shares
                                                      --------------     --------------     --------------
Fees to FSFs                                                                                     $----
Cost of sales material relating to the Fund
  (including printing and mailing expenses)                                                       ----
Allocated travel, entertainment and other
promotional
  expenses (including advertising)                                                                ----


                                                                         Intermediate Fund
                                                                   Year ended November 30, 1998
                                                                   -----------------------------
                                                        Class A Shares     Class B Shares     Class C Shares
                                                        --------------     --------------     --------------
Fees to FSFs                                                                                      $----
Cost of sales material relating to the Fund
  (including printing and mailing expenses)                                                        ----
Allocated travel, entertainment and other
promotional                                                                                        ----
  expenses (including advertising)

(u)       Rounds to less than one.

                                       h

INVESTMENT PERFORMANCE
The Funds' yields for the seven days ended November 30, 1998 were:


                                                Tax-Exempt Fund
                                                November 30, 1998
                                                -----------------
                            Class A Shares       Class B Shares       Class C Shares
                            --------------       --------------       --------------
  Yield                          4.12%                3.57%                3.70%
  Tax-equivalent Yield           6.82%                5.91%                6.13%


                                                  Insured Fund
                                                November 30, 1998
                                                -----------------
                            Class A Shares       Class B Shares       Class C Shares
                            --------------       --------------       --------------
  Yield
  Tax-equivalent Yield
  Adjusted Yield


                                                Intermediate Fund
                                                November 30, 1998
                                                -----------------
                            Class A Shares       Class B Shares       Class C Shares
                            --------------       --------------       --------------
  Yield
  Tax-equivalent Yield
  Adjusted Yield


Each Fund's Class A and Class B share average annual total returns at November 30, 1998 were:


                                                               Tax-Exempt Fund
                                                               Class A Shares
                                                               ---------------
                                           1 year                   5 years                 10 years
                                           ------                   -------                 --------
With sales charge of 4.75%                   %                         %                       %
Without sales charge                         %                         %                       %


                                                                 Insured Fund
                                                                Class A Shares
                                                                --------------
                                           1 year                    5 years                  10 years
                                           ------                    -------                  --------
With sales charge of 4.75%                    %                         %                        %
Without sales charge                          %                         %                        %



                                                                Intermediate Fund
                                                                 Class A Shares
                                                                -----------------         February 1, 1993
                                                                            (commencement of investment operations)
                                             1 Year                                  through November 30, 1998
                                             ------                                  -------------------------
With sales charge of 3.25%(t)                  %                                                 %
Without sales charge(t)                        %                                                 %


                                                                 Tax-Exempt Fund
                                                                  Class B Shares
                                                                  --------------
                                                                                             May 5, 1992
                                                                              (commencement of investment operations)
                                 1 year                 5 years                     through November 30, 1998
                                 ------                 -------                     -------------------------
With applicable CDSC         % (5.00% CDSC)          % (2.00% CDSC)                          % (1.00% CDSC)
Without CDSC                        %                      %                                 %

                                                                 Insured Fund
                                                                Class B Shares
                                                                --------------
                                                                                        May 5, 1992
                                                                                        -----------
                                                                          (commencement of investment operations)
                                  1 year                 5 years                  through November 30, 1998
                                  ------                 -------                  -------------------------
With applicable CDSC          % (5.00% CDSC)         % (2.00% CDSC)                     %(1.00% CDSC)
Without CDSC                          %                     %                                 %


                                                                  Intermediate Fund
                                                                   Class B Shares
                                                                   --------------
                                                                                    February 1, 1993
                                                                        (commencement of investment operations)
                                                 1 Year                        through November 30, 1998
                                                 ------                        -------------------------
With applicable CDSC(t)                      % (4.00% CDSC)                          % (0.00% CDSC)
Without CDSC(t)                                     %                                      %


Each Fund's Class C share total returns at November 30, 1998 were:


                                                          Period August 1, 1997
                                                   (commencement of Investment operations)
                                                          through November 30, 1998
                                                          -------------------------
                                  Tax-Exempt Fund              Insured Fund               Intermediate Fund
                                  ---------------              ------------               -----------------
With applicable CDSC(t)          ()% (1.00% CDSC)            ()% (1.00% CDSC)              % (1.00% CDSC)
Without CDSC(t)                          %                          %                             %


(v) Performance results reflect any voluntary reimbursement by the Advisor or its affiliates of Fund expenses. Absent this reimbursement arrangement, performance results would have been lower.


Each Fund's Class A, Class B and Class C share distribution rates at November 28, 1998, which are based on the most recent month's distributions, annualized, and the maximum offering price at the end of the month were:


                                 Class A Shares    Class B Shares      Class C Shares
                                 --------------    --------------      --------------
Tax-Exempt Fund
Insured Fund
Intermediate Fund


See Part 2 of this SAI, "Performance Measures," for how calculations are made.

CUSTODIAN
The Chase Manhattan Bank is the Funds' custodian. The custodian is responsible for safeguarding the Funds' cash and securities, receiving and delivering securities and collecting the Funds' interest and dividends.


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP are the Funds' independent accountants providing audit and tax return preparation services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectus have been so included, in reliance upon the report of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing.


The financial statements and Report of Independent Accountants appearing in each Fund's November 30, 1998 Annual Report are incorporated into this SAI by reference.

                                       j

                       STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2


The following information applies generally to most funds advised by the Advisor. "Fund" or "Funds" include each series of Colonial Trust I, Colonial Trust II, Colonial Trust III, Colonial Trust IV, Colonial Trust V, Colonial Trust VI and Colonial Trust VII. In certain cases, the discussion applies to some but not all of the funds, and you should refer to your Fund's Prospectus and to Part 1 of this SAI to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.


MISCELLANEOUS INVESTMENT PRACTICES


Part 1 of this Statement lists on page b which of the following investment practices are available to your Fund. If an investment practice is not listed in
Part 1 of this SAI, it is not applicable to your Fund.


Short-Term Trading

In seeking the fund's investment objective, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the fund may have owned the security. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. The fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the fund's portfolio.

Lower Rated Debt Securities

Lower rated debt securities are those rated lower than Baa by Moody's, BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower rated debt securities;

2. the secondary market for lower rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Advisor's credit analysis of lower rated debt securities may have a greater impact on the fund's achievement of its investment objective; and

4. lower rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower rated debt securities may not pay interest in cash on a current basis.


Small Companies

Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

Foreign Securities

The fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the fund, will be held by the fund's custodian or by a subcustodian or depository. See also "Foreign Currency Transactions" below.


The fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the fund's holding period for such investment and the PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.

The fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxation" below.


Zero Coupon Securities (Zeros)

The fund may invest in zero coupon securities which are securities issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security and in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.


Step Coupon Bonds (Steps)

The fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to additional volatility risk than fixed rate debt securities.

Tender Option Bonds

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.


Pay-In-Kind (PIK) Securities

The fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

Money Market Instruments

Government obligations are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Supranational obligations are issued by supranational entities and are generally designed to promote economic improvements. Certificates of deposits are issued against deposits in a commercial bank with a defined return and maturity. Banker's acceptances are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. Commercial paper is promissory notes issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Short-term corporate obligations are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. Participation Interests include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which the fund would be allowed to invest in directly.


Securities Loans

The fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The fund may also call such loans in order to sell the securities involved.


Forward Commitments ("When-Issued" and "Delayed Delivery" Securities)
The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when issued securities") if the fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.


Mortgage Dollar Rolls

In a mortgage dollar roll, the fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. Also, the transaction costs may exceed the return earned by the fund from the transaction.


Mortgage-Backed Securities

Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.


Repurchase Agreements

The fund may enter into repurchase agreements. A repurchase agreement is a contract under which the fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is the fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.


Reverse Repurchase Agreements

In a reverse repurchase agreement, the fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the fund and, therefore, as a form of leverage. The fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

Options on Securities

Writing covered options. The fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the fund's investment objective and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.


The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing call options. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the fund might have realized had it bought the underlying security at the time it purchased the call option.


Over-the-Counter (OTC) options. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the fund and assets held to cover OTC options written by the fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the fund, only pursuant to agreements that will assure that the fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your fund's Prospectus) of the fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the fund, (ii) OTC options purchased by the fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

Risk factors in options transactions. The successful use of the fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.


When it purchases an option, the fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying securities, since the fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.


The effective use of options also depends on the fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.


If a secondary trading market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.


A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the fund's ability to realize its profits or limit its losses.


Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the fund has expired, the fund could lose the entire value of its option.

Special risks are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Futures Contracts and Related Options

Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the fund's custodian.

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. Futures contracts are traded in the United States only on commodity exchange or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission (CFTC), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.


Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.


Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract, although the fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.


Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.


Options on futures contracts. The fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account of the fund's custodian. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.


As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.


Risks of transactions in futures contracts and related options. Successful use of futures contracts by the fund is subject to the Advisor`s ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the fund, the fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.


Use by tax-exempt funds of interest rate and U.S. Treasury security futures contracts and options. The funds investing in tax-exempt securities issued by a governmental entity may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.


Index futures contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.


There are several risks in connection with the use by the fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the fund's portfolio securities sought to be hedged.

Successful use of index futures by the fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurs, the fund would lose money on the futures and also experience a decline in the value in its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.


In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.


Options on index futures. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Options on indices. As an alternative to purchasing call and put options on index futures, the fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures.

Foreign Currency Transactions
The fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables of the fund generally arising in connection with the purchase or sale of its portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the fund expects to purchase, when the fund holds cash or short-term investments). In connection with position hedging, the fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.


Currency forward and futures contracts. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the fund's custodian.


A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

Currency options. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.


The fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollars, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.


There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.


Settlement procedures. Settlement procedures relating to the fund's investments in foreign securities and to the fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

Foreign currency conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.


Municipal Lease Obligations

Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.


Participation Interests

The fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the fund in connection with the arrangement. The fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

Stand-by Commitments

When the fund purchases municipal obligations it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the fund, although it could sell the underlying municipal obligation to a third party at any time.


The fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the fund portfolio will not exceed 10% of the value of the fund's total assets calculated immediately after each stand-by commitment is acquired. The fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.


Inverse Floaters

Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.


Rule 144A Securities

The fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A of the Securities Act of 1933 ("1933 Act"). That Rule permits certain qualified institutional buyers, such as the fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers,
(3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the fund does not invest more than its investment restriction on illiquid securities allows. Investing in Rule 144A securities could have the effect of increasing the amount of the fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.


TAXES


In this section, all discussions of taxation at the shareholder level relate to federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons.

Alternative Minimum Tax. Distributions derived from interest which is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

Dividends Received Deductions. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the fund qualify. Any such dividends are, however, includable in adjusted current earnings for purposes of computing corporate AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement modified pursuant to the Taxpayer Relief Act of 1997 (the "1997 Act").


Return of Capital Distributions. To the extent that a distribution is a return of capital for federal tax purposes, it reduces the cost basis of the shares on the record date and is similar to a partial return of the original investment (on which a sales charge may have been paid). There is no recognition of a gain or loss, however, unless the return of capital reduces the cost basis in the shares to below zero.

Funds that invest in U.S. Government Securities. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their fund shares and distributions and redemption proceeds received from the fund.

Fund Distributions. Distributions from the fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the fund's investment income and net short-term gains. Distributions of net capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held the shares in the fund. In general, any distributions of net capital gains will be taxed at a rate of 20%.

Distributions will be taxed as described above whether received in cash or in fund shares. Dividends and distributions on a fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a fund's net asset value also reflects unrealized losses.

Distributions from Tax-Exempt Funds. Each tax-exempt fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder. The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.


The Tax Reform Act of 1986 makes income from certain "private activity bonds" issued after August 7, 1986, a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Other provisions of the Tax Reform Act affect the tax treatment of distributions for corporations, casualty insurance companies and financial institutions; interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.


Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are taxable to shareholders as ordinary income. Any distributions of net long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a 20% tax rate) regardless of the length of time fund shares are held.

A tax-exempt fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of one year or more is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").


Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the fund.

Special Tax Rules Applicable to Tax-Exempt Funds. Income distributions to shareholders who are substantial users or related persons of substantial users of facilities financed by industrial revenue bonds may not be excludable from their gross income if such income is derived from such bonds. Income derived from the fund's investments other than tax-exempt instruments may give rise to taxable income. The fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of fund shares to the extent of tax-exempt dividends paid during that period. A shareholder who borrows money to purchase the fund's shares will not be able to deduct the interest paid with respect to such borrowed money.


Sales of Shares. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than 12 months. Otherwise the gain on the sale, exchange or redemption of fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than 12 months, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Backup Withholding. Certain distributions and redemptions may be subject to a 31% backup withholding unless a taxpayer identification number and certification that the shareholder is not subject to the withholding is provided to the fund. This number and form may be provided by either a Form W-9 or the accompanying application. In certain instances, LFSI may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding.

Excise Tax. To the extent that the fund does not annually distribute substantially all taxable income and realized gains, it is subject to an excise tax. The Advisor intends to avoid this tax except when the cost of processing the distribution is greater than the tax.

Tax Accounting Principles. To qualify as a "regulated investment company," the fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. Government securities).

Hedging Transactions. If the fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the fund.

Securities Issued at a Discount. The fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the fund to accrue and distribute income not yet received. In such cases, the fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the fund level.

Foreign Currency-Denominated Securities and Related Hedging Transactions. The fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

If more than 50% of the fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the fund may make an election permitting its shareholders to take a deduction or credit for federal tax purposes for their portion of certain qualified foreign taxes paid by the fund. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Code (including a holding period requirement ), as a result of which a shareholder may not get a full credit for the amount of foreign taxes so paid by the fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Investment by the fund in certain "passive foreign investment companies" could subject the fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to fund shareholders. However, the fund may be able to elect to treat a passive foreign investment company as a "qualified electing fund," in which case the fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternatively, the fund may make an election to mark the gains (and, to a limited extent, losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those passive foreign investment companies on the last day of the fund's taxable year. Such gains and losses are treated as ordinary income and loss. The qualified electing fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the fund to avoid taxation. Making either of these elections therefore may require a fund to liquidate other investments (including when it is not advantageous to do so) in order to meet its distribution requirement, which also may accelerate the recognition of gain and affect a fund's total return.

MANAGEMENT OF THE FUNDS (in this section, and the following sections entitled "Trustees and Officers," "The Management Agreement," "Administration Agreement," "The Pricing and Bookkeeping Agreement," "Portfolio Transactions," "Investment decisions," and "Brokerage and research services," the "Advisor" refers to Colonial Management Associates, Inc.)

The Advisor is the investment advisor to each of the funds (except for Colonial Money Market Fund, Colonial Municipal Money Market Fund, Colonial Global Utilities Fund, Newport Tiger Fund, Newport Tiger Cub Fund, Newport Japan Opportunities Fund, Newport Greater China Fund and Newport Asia Pacific Fund - see Part I of each Fund's respective SAI for a description of the investment advisor). The Advisor is a subsidiary of The Colonial Group, Inc. (TCG), One Financial Center, Boston, MA 02111. TCG is a direct majority-owned subsidiary of Liberty Financial Companies, Inc. (Liberty Financial), which in turn is a direct subsidiary of majority-owned LFC Holdings, Inc., which in turn is a direct subsidiary of Liberty Mutual Equity Corporation, which in turn is a wholly-owned subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S. Liberty Financial's address is 600 Atlantic Avenue, Boston, MA 02210. Liberty Mutual's address is 175 Berkeley Street, Boston, MA 02117.


Trustees and Officers (this section applies to all of the funds)


Name and Address                 Age      Position with Fund     Principal Occupation  During Past Five Years
----------------                 ---      ------------------     --------------------------------------------
Robert J. Birnbaum               70       Trustee                Consultant (formerly Special Counsel, Dechert Price &
313 Bedford Road                                                 Rhoads from September, 1988 to December, 1993, President,
Ridgewood, NJ 07450                                              New York Stock Exchange from May, 1985 to June, 1988,
                                                                 President, American Stock Exchange, Inc. from 1977 to
                                                                 May, 1985).

Tom Bleasdale                    68       Trustee                Retired (formerly Chairman of the Board and Chief
11 Carriage Way                                                  Executive Officer, Shore Bank & Trust Company from
Danvers, MA 01923                                                1992-1993), is a Director of The Empire Company since
                                                                 June, 1995.

John V. Carberry *               51       Trustee                Senior Vice President of Liberty Financial Companies,
56 Woodcliff Road                                                Inc. (formerly Managing Director, Salomon Brothers
Wellesley Hills, MA  02481                                       (investment banking) from January, 1988 to January, 1998).

Lora S. Collins                  62       Trustee                Attorney  (formerly Attorney, Kramer, Levin, Naftalis &
1175 Hill Road                                                   Frankel from  September, 1986 to November, 1996).
Southold, NY 11971

James E. Grinnell                68       Trustee                Private Investor since November, 1988.
22 Harbor Avenue
Marblehead, MA 01945

Richard W. Lowry                 62       Trustee                Private Investor since August, 1987.
10701 Charleston Drive
Vero Beach, FL 32963

Salvatore Macera                 67       Trustee                Private Investor (formerly Executive Vice President of
26 Little Neck Lane                                              Itek Corp. and President of Itek Optical & Electronic
New Seabury, MA  02649                                           Industries, Inc. (electronics)).

William E. Mayer*                58       Trustee                Partner, Development Capital, LLC (formerly Dean, College
500 Park Avenue, 5th Floor                                       of Business and Management, University of Maryland from
New York, NY 10022                                               October, 1992 to November, 1996; Dean, Simon Graduate
                                                                 School of Business, University of Rochester from October,
                                                                 1991 to July, 1992).

James L. Moody, Jr.              66       Trustee                Retired (formerly Chairman of the Board, Hannaford Bros.
16 Running Tide Road                                             Co. from May, 1984 to May, 1997, and Chief Executive
Cape Elizabeth, ME 04107                                         Officer, Hannaford Bros. Co. from May, 1973 to May, 1992).

John J. Neuhauser                55       Trustee                Dean, Boston College School of Management since
140 Commonwealth Avenue                                          September, 1977.
Chestnut Hill, MA 02167

Thomas E. Stitzel                58       Trustee                Professor of Finance, College of Business, Boise State
2208 Tawny Woods Place                                           University (higher education); Business consultant and
Boise, ID  83706                                                 author.

Robert L. Sullivan               70       Trustee                Retired Partner, KPMG Peat Marwick LLP
45 Sankaty Avenue
Siasconset, MA 02564

Anne-Lee Verville                51       Trustee                Consultant (formerly General Manager, Global Education
359 Stickney Hill Road                                           Industry from 1994 to 1997, and President, Applications
Hopkinton, NH  03229                                             Solutions Division from 1991 to 1994, IBM Corporation
                                                                 (global education and global applications).

Stephen E. Gibson                45       President              President of the Funds since June, 1998 is Chairman of
                                                                 the Board since July, 1998, Chief Executive Officer and
                                                                 President since December 1996 and Director, since July
                                                                 1996 of the Advisor (formerly Executive Vice President
                                                                 from July, 1996 to December, 1996); Director, Chief
                                                                 Executive Officer and President of TCG since December,
                                                                 1996; Assistant Chairman of Stein Roe & Farnham
                                                                 Incorporated (SR&F) since August, 1998 (formerly
                                                                 Managing Director of Marketing of Putnam Investments,
                                                                 June, 1992 to July, 1996.)

J. Kevin Connaughton             34       Controller and         Controller and Chief Accounting Officer of Funds since
                                          Chief Accounting       February, 1998, Vice President of the Advisor since
                                          Officer                February, 1998 (formerly Senior Tax Manager, Coopers &
                                                                 Lybrand, LLP from April, 1996 to January, 1998;
                                                                 Vice President, 440 Financial Group/First Data
                                                                 Investor Services Group from March,1994 to April,
                                                                 1996; Vice President, The Boston Company
                                                                 (subsidiary of Mellon Bank) from December, 1993 to
                                                                 March, 1994; Assistant Vice President and Tax
                                                                 Manager, The Boston Company from March, 1992 to
                                                                 December, 1993).

Timothy J. Jacoby                45       Treasurer and          Treasurer and Chief Financial Officer of Funds since
                                          Chief Financial        October, 1996 (formerly Controller and Chief Accounting
                                          Officer                Officer from October, 1997 to February, 1998), is
                                                                 Senior Vice President of the Advisor since
                                                                 September, 1996; Senior Vice President of SR&F
                                                                 since August, 1998 (formerly Senior Vice
                                                                 President, Fidelity Accounting and Custody
                                                                 Services from September, 1993 to September, 1996
                                                                 and Assistant Treasurer to the Fidelity Group of
                                                                 Funds from August, 1990 to September, 1993).

Nancy L. Conlin                  45       Secretary              Secretary of the Funds since April, 1998 (formerly
                                                                 Assistant Secretary from July, 1994 to April, 1998), is
                                                                 Director, Senior Vice President, General Counsel, Clerk
                                                                 and Secretary of the Advisor since April, 1998
                                                                 (formerly Vice President, Counsel, Assistant Secretary
                                                                 and Assistant Clerk from July, 1994 to April, 1998),
                                                                 Vice President - Legal, General Counsel and Clerk of
                                                                 TCG since April, 1998 (formerly Assistant Clerk from
                                                                 July, 1994 to April, 1998); (formerly Partner, Mintz,
                                                                 Levin, Cohn, Ferris, Glovsky and Popeo from June, 1990
                                                                 to June, 1994)

Davey S. Scoon                   51       Vice President         Vice President of the Funds since June, 1993, is
                                                                 Executive Vice President since July, 1993 and Director
                                                                 since March, 1985 of the Advisor (formerly Senior Vice
                                                                 President and Treasurer of the Advisor from March, 1985
                                                                 to July, 1993); Executive Vice President and Chief
                                                                 Operating Officer, TCG since March, 1995 (formerly Vice
                                                                 President - Finance and Administration of TCG from
                                                                 November, 1985 to March, 1995); Executive Vice
                                                                 President of SR&F since August, 1998.


* A Trustee who is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) of the fund or the Advisor.

The business address of the officers of each Fund is One Financial Center, Boston, MA 02111.

The Trustees serve as trustees of all funds for which each Trustee (except Mr. Carberry) will receive an annual retainer of $45,000 and attendance fees of $8,000 for each regular joint meeting and $1,000 for each special joint meeting. Committee chairs and the lead Trustee receive an annual retainer of $5,000 and Committee chairs receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Committee members receive an annual retainer of $1,000 and $1,000 for each special meeting attended on a day other than a regular joint meeting day. Two-thirds of the Trustee fees are allocated among the funds based on each fund's relative net assets and one-third of the fees are divided equally among the funds.


The Advisor and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Advisor currently serves as investment advisor or administrator for 39 open-end and 5 closed-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Advisor or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust. More than 30,000 financial advisors have recommended the funds to over 800,000 clients worldwide, representing more than $16.3 billion in assets.


The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.


The Trustees have the authority to convert the Funds into a master fund/feeder fund structure. Under this structure, a Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment objectives, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

The Management Agreement (this section does not apply to Colonial Money Market Fund, Colonial Municipal Money Market Fund, Colonial Global Utilities Fund, Newport Tiger Fund, Newport Japan Opportunities Fund, Newport Tiger Cub Fund, Newport Greater China Fund or Newport Asia Pacific Fund)

Under a Management Agreement (Agreement), the Advisor has contracted to furnish each fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each fund pays a monthly fee based on the average of the daily closing value of the total net assets of each fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. LFDI pays the cost of printing and distributing all other Prospectuses.

Administration Agreement (this section applies only to Colonial Money Market Fund, Colonial Municipal Money Market Fund, Colonial Global Utilities Fund, Newport Tiger Fund, Newport Japan Opportunities Fund, Newport Tiger Cub Fund, Newport Greater China Fund and Newport Asia Pacific Fund and their respective Trusts).

Under an Administration Agreement with each fund named above, the Advisor, in its capacity as the Administrator to each fund, has contracted to perform the following administrative services:


      (a) providing office space, equipment and clerical personnel;


      (b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each fund;

      (c) preparing and, if applicable, filing all documents required for compliance by each fund with applicable laws and regulations;


      (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;


      (e) coordinating and overseeing the activities of each fund's other third-party service providers; and

      (f) maintaining certain books and records of each fund.

With respect to Colonial Money Market Fund and Colonial Municipal Money Market Fund, the Administration Agreement for these funds provides for the following services in addition to the services referenced above:

      (g) Monitoring compliance by the fund with Rule 2a-7 under the (1940 Act and reporting to the Trustees from time to time with respect thereto; and

      (h) Monitoring the investments and operations of the following Portfolios:
          SR&F Municipal Money Market Portfolio (Municipal Money Market Portfolio) in which Colonial Municipal Money Market Fund is invested;

          SR&F Cash Reserves Portfolio in which Colonial Money Market Fund is invested; and LFC Utilities Trust (LFC Portfolio) in which Colonial Global Utilities Fund is invested and reporting to the Trustees from time to time with respect thereto.

The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this Statement of Additional Information.


The Pricing and Bookkeeping Agreement

The Advisor provides pricing and bookkeeping services to each fund pursuant to a Pricing and Bookkeeping Agreement. The Advisor, in its capacity as the Administrator to each of Colonial Money Market Fund, Colonial Municipal Money Market Fund and Colonial Global Utilities Fund, is paid an annual fee of $18,000, plus 0.0233% of average daily net assets in excess of $50 million. For each of the other funds (except for Newport Tiger Fund, Newport Japan Opportunities Fund, Newport Tiger Cub Fund, Newport Greater China Fund and Newport Asia Pacific Fund), the Advisor is paid monthly a fee of $2,250 by each fund, plus a monthly percentage fee based on net assets of the fund equal to the following:


                1/12 of 0.000% of the first $50 million;
                1/12 of 0.035% of the next $950 million;
                1/12 of 0.025% of the next $1 billion; 1/12
                of 0.015% of the next $1 billion; and 1/12 of 0.001% on the excess over $3 billion


The Advisor provides pricing and bookkeeping services to Newport Tiger Fund, Newport Japan Opportunities Fund, Newport Tiger Cub Fund, Newport Greater China Fund and Newport Asia Pacific Fund for an annual fee of $27,000, plus 0.035% of each fund's average daily net assets over $50 million.

Stein Roe & Farnham Incorporated, the investment advisor of each of the Municipal Money Market Portfolio and LFC Portfolio, provides pricing and bookkeeping services to each Portfolio for a fee of $25,000 plus 0.0025% annually of average daily net assets of each Portfolio over $50 million.


Portfolio Transactions

The following sections entitled "Investment decisions" and "Brokerage and research services" do not apply to Colonial Money Market Fund, Colonial Municipal Money Market Fund, and Colonial Global Utilities Fund. For each of these funds, see Part 1 of its respective SAI. The Advisor of Newport Tiger Fund, Newport Japan Opportunities Fund, Newport Tiger Cub Fund, Newport Greater China Fund and Newport Asia Pacific Fund follows the same procedures as those set forth under "Brokerage and research services."

Investment decisions. The Advisor acts as investment advisor to each of the Funds (except for the Colonial Money Market Fund, Colonial Municipal Money Market Fund, Colonial Global Utilities Fund, Newport Tiger Fund, Newport Japan Opportunities Fund, Newport Tiger Cub Fund, Newport Greater China Fund and Newport Asia Pacific Fund, each of which is administered by the AdvisorAdvisoradvisor. The Advisor's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The funds and clients advised by the Advisor or the funds administered by the Advisor sometimes invest in securities in which the fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the funds outweighs the disadvantages, if any, which might result from these practices.

The portfolio managers of Colonial Utilities Fund, a series of Colonial Trust IV, will use the trading facilities of Stein Roe & Farnham Incorporated, an affiliate of the Advisor, to place all orders for the purchase and sale of this fund's portfolio securities, futures contracts and foreign currencies.

Brokerage and research services. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the funds as a factor in the selection of broker-dealers to execute securities transactions for a fund.

The Advisor places the transactions of the funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the funds' transactions where the funds can obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.



The Trustees have authorized the Advisor to cause the Funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a fund.

The Advisor may use the services of AlphaTrade Inc. (ATI), its registered broker-dealer subsidiary, when buying or selling equity securities for a fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays ATI on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through ATI so that the Trustees may consider whether such trades complied with these procedures and the Rule. ATI employs electronic trading methods by which it seeks to obtain best price and execution for the fund, and will use a clearing broker to settle trades.


Principal Underwriter

LFDI is the principal underwriter of the Trust's shares. LFDI has no obligation to buy the funds' shares, and purchases the funds' shares only upon receipt of orders from authorized FSFs or investors.


Investor Servicing and Transfer Agent

LFSI is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to LFSI is based on the average daily net assets of each fund plus reimbursement for certain out-of-pocket expenses. See "Fund Charges and Expenses" in Part 1 of this SAI for information on fees received by LFSI. The agreement continues indefinitely but may be terminated by 90 days' notice by the fund to LFSI or generally by 6 months' notice by LFSI to the fund. The agreement limits the liability of LFSI to the fund for loss or damage incurred by the fund to situations involving a failure of LFSI to use reasonable care or to act in good faith in performing its duties under the agreement. It also provides that the fund will indemnify LFSI against, among other things, loss or damage incurred by LFSI on account of any claim, demand, action or suit made on or against LFSI not resulting from LFSI's bad faith or negligence and arising out of, or in connection with, its duties under the agreement.


DETERMINATION OF NET ASSET VALUE

Each fund determines net asset value (NAV) per share for each Class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time, 3:00 p.m. Central time) each day the Exchange is open. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the fund's redeemable securities on days when an investor cannot redeem such securities. The net asset value of the Municipal Money Market Portfolio will not be determined on days when the Exchange is closed unless, in the judgment of the Municipal Money Market Portfolio's Board of Trustees, the net asset value of the Municipal Money Market Portfolio should be determined on any such day, in which case the determination will be made at 3:00 p.m., Central time. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into

U.S. dollars at the exchange rate for that day. Portfolio positions for which there are no such valuations and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trust's Board of Trustees.

(The following two paragraphs are applicable only to Newport Tiger Fund, Newport Japan Opportunities Fund, Newport Tiger Cub Fund, Newport Greater China Fund and Newport Asia Pacific Fund - "Advisor" in these two paragraphs refers to each fund's Advisor, Newport Fund Management, Inc.)

Trading in securities on stock exchanges and over-the-counter markets in the Far East is normally completed well before the close of the business day in New York. Trading on Far Eastern securities markets may not take place on all business days in New York, and trading on some Far Eastern securities markets does take place on days which are not business days in New York and on which the fund's NAV is not calculated.

The calculation of the fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the fund's NAV is calculated) will not be reflected in the fund's calculation of NAV unless the Advisor, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the fund's shares into U.S. dollars at prevailing market rates.

Amortized Cost for Money Market Funds (this section currently does not apply to Colonial Money Market funds, - see "Amortized Cost for Money Market Funds" under "Other Information Concerning the Portfolio" in Part 1 of the SAI of and Colonial Municipal Money Market Fund for information relating to the Municipal Money Market Portfolio)


Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.


Portfolio instruments are valued under the amortized cost method, whereby the instrument is recorded at cost and thereafter amortized to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00. When a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action that may include: realizing gains or losses; shortening the portfolio's maturity; withholding distributions; redeeming shares in kind; or converting to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.

See the Statement of Assets and Liabilities in the shareholder report of the Colonial Money Market Fund for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.


HOW TO BUY SHARES

The Prospectus contains a general description of how investors may buy shares of the und and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund will accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the fund before the fund processes that day's transactions. If the FSF fails to transmit before the fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to LFSI, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the Fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

The fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, LFDI's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that LFDI retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"). LFDI generally retains 100% of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse LFDI for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption will subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S.
dollars.

LFSI acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to LFSI, provided the new FSF has a sales agreement with LFDI.

Shares credited to an account are transferable upon written instructions in good order to LFSI and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates will not be issued for Class A shares unless specifically requested and no certificates will be issued for Class B, C, T or Z shares. The Colonial money market funds will not issue certificates. Shareholders may send any certificates which have been previously acquired to LFSI for deposit to their account.


SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.


Fundamatic Program. As a convenience to investors, shares of most funds advised by Colonial, Newport Fund Management, Inc. and Stein Roe & Farnham Incorporated may be purchased through the Fundamatic Program. Preauthorized monthly bank drafts or electronic funds transfer for a fixed amount of at least $50 are used to purchase a fund's shares at the public offering price next determined after LFDI receives the proceeds from the draft (normally the 5th or the 20th of each month, or the next business day thereafter). If your Fundamatic purchase is by electronic funds transfer, you may request the Fundamatic purchase for any day. Further information and application forms are available from FSFs or from LFDI.

Automated Dollar Cost Averaging (Classes A, B and C). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any mutual fund advised by Colonial, Newport Fund Management, Inc. and Stein Roe & Farnham Incorporated in which you have a current balance of at least $5,000 into the same class of shares of up to four other funds. Complete the Automated Dollar Cost Averaging section of the Application. The designated amount will be exchanged on the third Tuesday of each month. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any fund, exchange between the same Class of shares of funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any fund, subject to the imposition of any applicable CDSC.

Any additional payments or exchanges into your fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Colonial Investors Service Center, Inc. P.O. Box 1722, Boston, MA 02105-1722.

You should consult your FSF or investment advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

LFDI offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" for more information.

Tax-Sheltered Retirement Plans. LFDI offers prototype tax-qualified plans, including Individual Retirement Accounts (IRAs), and Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Investors Bank & Trust Company is the Trustee of LFDI prototype plans and charges a $10 annual fee. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from LFDI.

Participants in non-LFDI prototype Retirement Plans (other than IRAs) also are charged a $10 annual fee unless the plan maintains an omnibus account with LFSI. Participants in LFDI prototype Plans (other than IRAs) who liquidate the total value of their account will also be charged a $15 close-out processing fee payable to LFSI. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a LFDI IRA Rollover account in any fund, or if the Plan maintains an omnibus account.

Consultation with a competent financial and tax advisor regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

Telephone Address Change Services. By calling LFSI, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.

Cash Connection. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

Automatic Dividend Diversification. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a fund automatically invested in the same class of shares of another fund. An ADD account must be in the same name as the shareholder's existing open account with the particular fund. Call LFSI for more information at 1-800-422-3737.


PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

Right of Accumulation and Statement of Intent (Class A and Class T shares only) (Class T shares can only be purchased by the shareholders of Newport Tiger Fund who already own Class T shares). Reduced sales charges on Class A and T shares can be effected by combining a current purchase with prior purchases of Class A, B, C, T and Z shares of the funds distributed by LFDI. The applicable sales charge is based on the combined total of:


1.    the current purchase; and


2. the value at the public offering price at the close of business on the previous day of all funds' Class A shares held by the shareholder (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another fund other than a money market fund and Class B, C, T and Z shares).

LFDI must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by LFSI. A fund may terminate or amend this Right of Accumulation.

Any person may qualify for reduced sales charges on purchases of Class A and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Class A, B, C, T and Z shares held by the shareholder on the date of the Statement in funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, LFSI will hold shares in escrow to secure payment of the higher sales charge applicable to Class A or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to LFDI the excess commission previously paid during the thirteen-month period.

If the amount of the Statement is not purchased, the shareholder shall remit to LFDI an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, LFSI will redeem that number of escrowed Class A shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from LFSI at 1-800-345-6611.

Colonial Asset Builder Investment Program (this section currently applies only to the Class A shares of Colonial Select Value Fund and The Colonial Fund, each a series of Colonial Trust III). A reduced sales charge applies to a purchase of certain funds' Class A shares under a Statement of Intent for the Colonial Asset Builder Investment Program. The Program offer may be withdrawn at any time without notice. A completed Program may serve as the initial investment for a new Program, subject to the maximum of $4,000 in initial investments per investor. Shareholders in this program are subject to a 5% sales charge. LFSI will escrow shares to secure payment of the additional sales charge on amounts invested if the Program is not completed. Escrowed shares are credited with distributions and will be released when the Program has ended. Shareholders are subject to a 1% fee on the amount invested if they do not complete the Program. Prior to completion of the Program, only scheduled Program investments may be made in a fund in which an investor has a Program account. The following services are not available to Program accounts until a Program has ended:


Systematic Withdrawal Plan              Share Certificates

Sponsored Arrangements                  Exchange Privilege

$50,000 Fast Cash                       Colonial Cash Connection

Right of Accumulation                   Automatic Dividend Diversification

Telephone Redemption                    Reduced Sales Charges for any "person"

Statement of Intent


*Exchanges may be made to other funds offering the Program.


Because of the unavailability of certain services, this Program may not be suitable for all investors.


The FSF receives 3% of the investor's intended purchases under a Program at the time of initial investment and 1% after the 24th monthly payment. LFDI may require the FSF to return all applicable commissions paid with respect to a Program terminated within six months of inception, and thereafter to return commissions in excess of the FSF discount applicable to shares actually purchased.


Since the Asset Builder plan involves continuous investment regardless of the fluctuating prices of funds shares, investors should consult their FSF to determine whether it is appropriate. The Plan does not assure a profit nor protect against loss in declining markets.


Reinstatement Privilege. An investor who has redeemed Class A, B, C or T shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of the same Class of any fund at the NAV next determined after LFSI receives a written reinstatement request and payment. Any CDSC paid at the time of the redemption will be credited to the shareholder upon reinstatement. The period between the redemption and the reinstatement will not be counted in aging the reinstated shares for purposes of calculating any CDSC or conversion date. Investors who desire to exercise this privilege should contact their FSF or LFSI. Shareholders may exercise this Privilege an unlimited number of times. Exercise of this privilege does not alter the Federal income tax treatment of any capital gains realized on the prior sale of fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.

Privileges of Colonial Employees or Financial Service Firms (in this section, the "Advisor" refers to Colonial Management Associates, Inc. in its capacity as the Advisor or Administrator to certain Funds). Class A shares of certain funds may be sold at NAV to the following individuals whether currently employed or retired: Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, LFDI and other companies affiliated with the Advisor; registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with LFDI; and such persons' families and their beneficial accounts.

Sponsored Arrangements. Class A and Class T shares (Class T shares can only be purchased by the shareholders of Newport Tiger Fund who already own Class T shares) of certain funds may be purchased at reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the fund on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The funds reserve the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.

Class A and Class T shares (Class T shares can only be purchased by the shareholders of Newport Tiger Fund who already own Class T shares) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into agreements with LFDI pursuant to which the funds are included as investment options in programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

Waiver of Contingent Deferred Sales Charges (CDSCs) (in this section, the "Advisor" refers to Colonial Management Associates, Inc. in its capacity as the Advisor or Administrator to certain Funds) (Classes A, B and C) CDSCs may be waived on redemptions in the following situations with the proper documentation:


1. Death. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If the Class B shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.


2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with LFSI Advisor, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three month period prior to the first SWP redemption); otherwise CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "Investor Services - Systematic Withdrawal Plan."


3. Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise after the purchase of shares and (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase and
    (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by Colonial.


6. Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement (as stated in the Plan document). CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in funds distributed by LFDI for at least two years.


The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

Shares may also be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund will delay sending proceeds for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction or stock power form to LFSI, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from FSFs, LFSI and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. Call LFSI for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to LFSI and may charge for this service.

Systematic Withdrawal Plan.

If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in any fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawals from Class B and Class C shares of the fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their Class B and Class C share account may do so but will be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other fund distributions payable in shares of the fund rather than in cash.


A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.


A fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, LFSI will not be liable for any payment made in accordance with the provisions of a SWP.


The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP.


Telephone Redemptions. All Fund shareholders and/or their FSFs advisor (except for Newport Tiger Cub Fund, Newport Japan Opportunities Fund, Newport Asia Pacific Fund and Newport Greater China Fund) are automatically eligible to redeem up to $50,000 of the fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemption privileges for larger amounts and for Newport Tiger Cub Fund, Newport Japan Opportunities Fund, Newport Greater China Fund and Newport Asia Pacific Fund may be elected on the Application. LFSI will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs advisor will be required to provide their name, address and account number. FSFs advisor will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to execute the telephone authorization form or to use the telephone to execute transactions.

Checkwriting (in this section, the "Advisor" refers to Colonial Management Associates, Inc. in its capacity as the Advisor or Administrator of certain Funds) (Available only on the Class A shares of certain funds) Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. AdvisorLFSI will provide checks to be drawn on BankBoston (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

Non Cash Redemptions. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a fund's net asset value, a fund may make the payment or a portion of the payment with portfolio securities held by that fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.


DISTRIBUTIONS

Distributions are invested in additional shares of the same Class of the fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same Class of the fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.


Shares of most funds that pay daily dividends will normally earn dividends starting with the date the fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. The daily dividends for Colonial Money Market Fund and Colonial Municipal Money Market Fund will be earned starting with the day after that fund receives payments for the shares.


HOW TO EXCHANGE SHARES

Shares of the Fund may be exchanged for the same class of shares of the other continuously offered Funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of the other Funds. The prospectus of each fund describes its investment objective and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain funds are not available to residents of all states. Consult LFSI before requesting an exchange.

By calling LFSI, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting LFSI by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the fund suspends repurchases or postpones payment for the fund shares being exchanged in accordance with federal securities law. LFSI will also make exchanges upon receipt of a written exchange request and, share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, LFSI will require customary additional documentation. Prospectuses of the other funds are available from the LFDI Literature Department by calling 1-800-426-3750.


A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.


You need to hold your Class A and Class T shares for five months before exchanging to certain funds having a higher maximum sales charge. Consult your FSF or LFSI. In all cases, the shares to be exchanged must be registered on the records of the fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the fund.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.


SUSPENSION OF REDEMPTIONS

A Fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trust's Trustees. The Declaration provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.


SHAREHOLDER MEETINGS


As described under the caption "Organization and History" in the Prospectus of each fund, the fund will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of 1% of the outstanding shares of the Trust stating that such shareholders of the Trust, for the purpose of obtaining the signatures necessary to demand a shareholders' meeting to consider removal of a Trustee, request information regarding the Trust's shareholders, the Trust will provide appropriate materials (at the expense of the requesting shareholders). Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees or the selection of independent accountants, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series.

PERFORMANCE MEASURES
Total Return

Standardized average annual total return. Average annual total return is the actual return on a $1,000 investment in a particular class of shares of the fund, made at the beginning of a stated period, adjusted for the maximum sales charge or applicable CDSC for the class of shares of the fund and assuming that all distributions were reinvested at NAV, converted to an average annual return assuming annual compounding.


Nonstandardized total return. Nonstandardized total returns may differ from standardized average annual total returns in that they may relate to nonstandardized periods, represent aggregate rather than average annual total returns or may not reflect the sales charge or CDSC.

Total return for a newer class of shares for periods prior to inception includes
(a) the performance of the newer class of shares since inception and (b) the performance of the oldest existing class of shares from the inception date up to the date the newer class was offered for sale. In calculating total rate of return for a newer class of shares in accordance with certain formulas required by the SEC, the performance will be adjusted to take into account the fact that the newer class is subject to a different sales charge than the oldest class (e.g., if the newer class is Class A shares, the total rate of return quoted will reflect the deduction of the initial sales charge applicable to Class A shares; if the newer class is Class B or Class C shares, the total rate of return quoted will reflect the deduction of the CDSC applicable to Class B or Class C shares). However, the performance will not be adjusted to take into account the fact that the newer class of shares bears different class specific expenses than the oldest class of shares (e.g., Rule 12b-1 fees). Therefore, the total rate of return quoted for a newer class of shares will differ from the return that would be quoted had the newer class of shares been outstanding for the entire period over which the calculation is based (i.e., the total rate of return quoted for the newer class will be higher than the return that would have been quoted had the newer class of shares been outstanding for the entire period over which the calculation is based if the class specific expenses for the newer class are higher than the class specific expenses of the oldest class, and the total rate of return quoted for the newer class will be lower than the return that would be quoted had the newer class of shares been outstanding for this entire period if the class specific expenses for the newer class are lower than the class specific expenses of the oldest class).


Yield

Money market. A money market fund's yield and effective yield is computed in accordance with the SEC's formula for money market fund yields.


Non-money market. The yield for each class of shares of a fund is determined by
(i) calculating the income (as defined by the SEC for purposes of advertising yield) during the base period and subtracting actual expenses for the period (net of any reimbursements), and (ii) dividing the result by the product of the average daily number of shares of the fund that were entitled to dividends during the period and the maximum offering price of the fund on the last day of the period, (iii) then annualizing the result assuming semi-annual compounding. Tax-equivalent yield is calculated by taking that portion of the yield which is exempt from income tax and determining the equivalent taxable yield which would produce the same after-tax yield for any given federal and state tax rate, and adding to that the portion of the yield which is fully taxable. Adjusted yield is calculated in the same manner as yield except that expenses voluntarily borne or waived by Colonial have been added back to actual expenses.

Distribution rate. The distribution rate for each class of shares of a fund is usually calculated by dividing annual or annualized distributions by the maximum offering price of that class on the last day of the period. Generally, the fund's distribution rate reflects total amounts actually paid to shareholders, while yield reflects the current earning power of the fund's portfolio securities (net of the fund's expenses). The fund's yield for any period may be more or less than the amount actually distributed in respect of such period.


The fund may compare its performance to various unmanaged indices published by such sources as are listed in Appendix II.

The fund may also refer to quotations, graphs and electronically transmitted data from sources believed by the Advisor to be reputable, and publications in the press pertaining to a fund's performance or to the Advisor or its affiliates, including comparisons with competitors and matters of national and global economic and financial interest. Examples include Forbes, Business Week, Money Magazine, The Wall Street Journal, The New York Times, The Boston Globe, Barron's National Business & Financial Weekly, Financial Planning, Changing Times, Reuters Information Services, Wiesenberger Mutual Funds Investment Report, Lipper Analytical Services Corporation, Morningstar, Inc., Sylvia Porter's Personal Finance Magazine, Money Market Directory, SEI Funds Evaluation Services, FTA World Index and Disclosure Incorporated, Bloomberg and Ibbotson.

All data are based on past performance and do not predict future results.

General. From time to time, the fund may discuss or quote its current portfolio manager as well as other investment personnel, including such person's views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for the fund, including the New Value(TM) investment strategy that expands upon the principles of traditional value investing; the fund's portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks and similar or related matters.

The fund may also quote evaluations mentioned in independent radio or television broadcasts, and use charts and graphs to illustrate the past performance of various indices such as those mentioned in Appendix II and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral. The fund may advertise examples of the effects of periodic investment plans, including the principle of dollar costs averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low.

 From time to time, the fund may also discuss or quote the views of its distributor, its investment advisor and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and similar or related matters.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS

                       STANDARD & POOR'S CORPORATION (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Municipal Notes:

SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

         Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

         Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

Demand Feature of Variable Rate Demand Securities:
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

Commercial Paper:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

Corporate Bonds:

The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.


The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)


Aaa bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.


Aa bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.


Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.


A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

Ba bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


Caa bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Conditional Ratings. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience,

(c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.




Municipal Notes:

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Demand Feature of Variable Rate Demand Securities:

Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Commercial Paper:

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

              Prime-1  Highest Quality
              Prime-2  Higher Quality
              Prime-3  High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

Corporate Bonds:
The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.


                             FITCH INVESTORS SERVICE

Investment Grade Bond Ratings

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA'. Because bonds rated in the `AAA' and `AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated `F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

Conditional

A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Speculative-Grade Bond Ratings

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, and D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. `DDD' represents the highest potential for recovery on these securities, and `D' represents the lowest potential for recovery.


                         DUFF & PHELPS CREDIT RATING CO.

AAA - Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA - High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A - Protection factors are average but adequate. However, risk factors are more available and greater in periods of economic stress.

BBB+, BBB, BBB - Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB - Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B - Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC - Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD - Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

                                                 APPENDIX II

                                                    1997

SOURCE                                             CATEGORY                                              RETURN (%)
------                                             --------                                              ----------
Donoghue                                          Tax-Free Funds                                              4.93
Donoghue                                          U.S. Treasury Funds                                         4.65
Dow Jones & Company                               Industrial Index                                           24.87
Morgan Stanley                                    Capital International EAFE Index                            1.78
Morgan Stanley                                    Capital International EAFE GDP Index                        5.77
Libor                                             Six-month Libor                                              N/A
Lipper                                            Short U.S. Government Funds                                 5.82
Lipper                                            California Municipal Bond Funds                             9.15
Lipper                                            Connecticut Municipal Bond Funds                            8.53
Lipper                                            Closed End Bond Funds                                      12.01
Lipper                                            Florida Municipal Bond Funds                                8.53
Lipper                                            General Municipal Bonds                                     9.11
Lipper                                            Global Funds                                               13.04
Lipper                                            Growth Funds                                               25.30
Lipper                                            Growth & Income Funds                                      27.14
Lipper                                            High Current Yield Bond Funds                              12.96
Lipper                                            High Yield Municipal Bond Debt                             10.11
Lipper                                            Fixed Income Funds                                          8.67
Lipper                                            Insured Municipal Bond Average                              8.39
Lipper                                            Intermediate Muni Bonds                                     7.16
Lipper                                            Intermediate (5-10) U.S. Government Funds                   8.08
Lipper                                            Massachusetts Municipal Bond Funds                          8.64
Lipper                                            Michigan Municipal Bond Funds                               8.50
Lipper                                            Mid Cap Funds                                              19.76
Lipper                                            Minnesota Municipal Bond Funds                              8.15
Lipper                                            U.S. Government Money Market Funds                          4.90
Lipper                                            New York Municipal Bond Funds                               8.99
Lipper                                            North Carolina Municipal Bond Funds                         8.84
Lipper                                            Ohio Municipal Bond Funds                                   8.16
Lipper                                            Small Cap Funds                                            20.75
Lipper                                            General U.S. Government Funds                               8.84
Lipper                                            Pacific Region Funds-Ex-Japan                            (35.52)
Lipper                                            International Funds                                         5.44
Lipper                                            Balanced Funds                                             19.00
Lipper                                            Tax-Exempt Money Market                                     3.08
Lipper                                            Multi-Sector                                                8.77
Lipper                                            Corporate Debt BBB                                         10.08
Lipper                                            High Yield Municipal - Closed Ends                          9.66
Lipper                                            High Current Yield - Closed Ends                           14.31
Lipper                                            General Municipal Debt - Closed Ends                       10.26
Lipper                                            Intermediate Investment Grade Debt                          8.57
Lipper                                            Utilities                                                  26.01
Lipper                                            Japan                                                    (14.07)
Lipper                                            China                                                    (22.92)
Shearson Lehman                                   Composite Government Index                                  9.59
Shearson Lehman                                   Government/Corporate Index                                  9.76
Shearson Lehman                                   Long-term Government Index                                  9.58
Shearson Lehman                                   Municipal Bond Index                                        9.19
Shearson Lehman                                   U.S. Government 1-3                                         6.65
S&P                                               S&P 500 Index                                              33.35
S&P                                               Utility Index                                              24.65
S&P                                               Barra Growth                                               36.38
S&P                                               Barra Value                                                29.99
S&P                                               Midcap 400                                                 19.00
First Boston                                      High Yield Index                                           12.63

SOURCE                                             CATEGORY                                              RETURN (%)
------                                             --------                                              ----------
Swiss Bank                                        10 Year U.S. Government (Corporate Bond)                   11.20
Swiss Bank                                        10 Year United Kingdom (Corporate Bond)                    12.54
Swiss Bank                                        10 Year France (Corporate Bond)                           (4.79)
Swiss Bank                                        10 Year Germany (Corporate Bond)                          (6.13)
Swiss Bank                                        10 Year Japan (Corporate Bond)                            (3.39)
Swiss Bank                                        10 Year Canada (Corporate Bond)                             7.79
Swiss Bank                                        10 Year Australia (Corporate Bond)                        (3.93)
Morgan Stanley Capital International              10 Year Hong Kong (Equity)                                 19.18
Morgan Stanley Capital International              10 Year Belgium (Equity)                                   14.43
Morgan Stanley Capital International              10 Year Austria (Equity)                                    7.58
Morgan Stanley Capital International              10 Year France (Equity)                                    13.27
Morgan Stanley Capital International              10 Year Netherlands (Equity)                               18.61
Morgan Stanley Capital International              10 Year Japan (Equity)                                    (2.90)
Morgan Stanley Capital International              10 Year Switzerland (Equity)                               18.53
Morgan Stanley Capital International              10 Year United Kingdom (Equity)                            13.95
Morgan Stanley Capital International              10 Year Germany (Equity)                                   13.75
Morgan Stanley Capital International              10 Year Italy (Equity)                                      6.15
Morgan Stanley Capital International              10 Year Sweden (Equity)                                    17.62
Morgan Stanley Capital International              10 Year United States (Equity)                             17.39
Morgan Stanley Capital International              10 Year Australia (Equity)                                  9.25
Morgan Stanley Capital International              10 Year Norway (Equity)                                    13.29
Morgan Stanley Capital International              10 Year Spain (Equity)                                     10.58
Morgan Stanley Capital International              World GDP Index                                            13.35
Morgan Stanley Capital International              Pacific Region Funds Ex-Japan                            (31.00)
Bureau of Labor Statistics                        Consumer Price Index (Inflation)                            1.70
FHLB-San FranLFSIo                                11th District Cost-of-Funds Index                            N/A
Salomon                                           Six-Month Treasury Bill                                     5.41
Salomon                                           One-Year Constant-Maturity Treasury Rate                     N/A
Salomon                                           Five-Year Constant-Maturity Treasury Rate                    N/A
Frank Russell Company                             Russell 2000(R)Index                                       22.36
Frank Russell Company                             Russell 1000(R)Value Index                                 35.18
Frank Russell Company                             Russell 1000(R)Growth Index                                30.49
Bloomberg                                         NA                                                            NA
Credit Lyonnais                                   NA                                                            NA
Statistical Abstract of the U.S.                  NA                                                            NA
World Economic Outlook                            NA                                                            NA



The Russell 2000(R) Index, the Russell 1000(R) Value Index and the Russell 1000(R) Growth Index are each a trademark/service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.


*in U.S. currency

                                COLONIAL TRUST IV
                                -----------------

                  Cross Reference Sheet Pursuant to Rule 481(a)
                  ---------------------------------------------

                       Colonial High Yield Municipal Fund
                       ----------------------------------



                              Statement of Additional Information
Item Number of Form N-1A      Location or Caption
------------------------      -------------------

Part B
------

  10.                         Cover Page; Table of Contents

  11.                         Organization and History

  12.                         Investment Objective and Policies; Fundamental Investment
                              Policies; Other Investment Policies; Miscellaneous
                              Investment Practices

  13.                         Fund Charges and Expenses

  14.                         Fund Charges and Expenses

  15.                         Fund Charges and Expenses

  16.                         Fund Charges and Expenses; Management of the Funds

  17.                         Organization and History; Fund Charges and Expenses;
                              Shareholder Meetings; Shareholder Liability

  18.                         How to Buy Shares; Determination of Net Asset Value;
                              Suspension of Redemptions; Special Purchase
                              Programs/Investor Services; Programs for Reducing or
                              Eliminating Sales Charge; How to Sell Shares; How to
                              Exchange Shares

  19.                         Taxes

  20.                         Fund Charges and Expenses; Management of the Funds

  21.                         Fund Charges and Expenses; Investment Performance;
                              Performance Measures

  22.                         Independent Accountants

                       COLONIAL HIGH YIELD MUNICIPAL FUND
                       Statement of Additional Information

                                 March 30, 1999

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of Colonial High Yield Municipal Fund (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Fund dated March 30, 1999. This SAI should be read together with the Prospectus and the Fund's most recent Annual Report dated November 30, 1998. Investors may obtain a free copy of the Prospectus and the Annual Report from Liberty Funds Distributor, Inc. (LFDI), One Financial Center, Boston, MA 02111-2621.

Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the funds distributed by LFDI generally and additional information about certain securities and investment techniques described in the Fund's Prospectus.


TABLE OF CONTENTS


Part 1                                                                    Page
Definitions
Organization and History
Investment Objective and Policies
Fundamental Investment Policies
Other Investment Policies
Fund Charges and Expenses
Investment Performance
Custodian
Independent Accountants

Part 2

Miscellaneous Investment Practices
Taxes
Management of the Funds
Determination of Net Asset Value
How to Buy Shares
Special Purchase Program/Investor Services
Programs for Reducing or Eliminating Sales Charges
How to Sell Shares
Distributions
How to Exchange Shares
Suspension of Redemptions
Shareholder Liability
Shareholder Meetings
Performance Measures
Appendix I
Appendix II



                                       a

                                     Part 1

                       COLONIAL HIGH YIELD MUNICIPAL FUND
                       Statement of Additional Information

                                 March 30, 1999


DEFINITIONS


   "Trust"     Colonial Trust IV
   "Fund"      Colonial High Yield Municipal Fund
   "Advisor"   Colonial Management Associates, Inc., the Fund's investment advisor
   "LFDI"      Liberty Funds Distributor, Inc., the Fund's distributor
   "LFSI"      Liberty Funds Services, Inc., the Fund's shareholder services and transfer agent



ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1978. The Fund represents the entire interest in a separate portfolio of the Trust.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See Part 2 of this Statement of Additional Information for more information.


INVESTMENT OBJECTIVES AND POLICIES

The Fund's Prospectus describes the Fund's investment objectives and policies.
Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Fund. Part 2 contains additional information about the following securities and investment techniques that are utilized by the Fund:


   Short-Term Trading
   Lower Rated Bonds
   Forward Commitments
   Repurchase Agreements
   Futures Contracts and Related Options
   Zero Coupon Securities
   Inverse Floaters

Except as indicated below under "Fundamental Investment Policies," the Fund's investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES
The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more that 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies can not be changed without such a vote.

The Fund may:


1. Borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Funds borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;

2.    Invest in real estate only up to 5% of its net assets;



                                       b

3. Purchase and sell futures contracts and related options only so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets;

4. Only underwrite securities issued by others when disposing of portfolio securities;

5. Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and (d) through repurchase agreements;






                                       c

6. Not concentrate more than 25% of its total assets in any one industry or with respect to 75% of total assets, purchase any security (other than obligations of the U.S. Government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer or purchase the voting securities of an issuer if, as a result of such purchases, the Fund would own more than 10% of the outstanding voting shares of such issuer; and

7. Ordinarily invest at least 80% of its total assets in tax-exempt securities.


OTHER INVESTMENT POLICIES

As non-fundamental investment policies which may be changed without a vote of a majority of the outstanding voting securities, the Fund may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; And

3.    Invest more than 15% of its net assets in illiquid securities.

Notwithstanding the investment policies of the Fund, the Fund may invest substantially all of its investable assets in another investment company that has substantially the same investment objective, policies and restrictions as the Fund.


Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act diversification requirement, an issuer is the entity whose revenues support the security.

FUND CHARGES AND EXPENSES

Under the Fund's Management Agreement, the Trust pays the Advisor a monthly fee based on the aggregate average daily net assets of the Fund, the Colonial Tax-Exempt Fund and the Colonial Tax-Exempt Insured Fund at the following annual rates (subject to reductions that the Advisor may agree to periodically): 0.60% on the first $1 billion, 0.55% on the next $2 billion, 0.50% of the next $1 billion and 0.45% of any excess over $4 billion.

Recent Fees paid to the Advisor, LFDI and LFSI  (dollars in thousands)



                                                      Years Ended November 30
                                                      -----------------------
                                               1998             1997             1996
                                               ----             ----             ----
Management fee                                                 $1,059            $925
Bookkeeping fee                                                    76              68
Shareholder service and transfer
  agent fee                                                       297             271
12b-1 fees:
    Service fee (Classes A, B and                                 476             418
       C)(a)
    Distribution fee (Class B)                                  1,079           1,057
    Distribution fee (Class C)                                    (b)             --


(a)   Class C shares were initially offered on August 1, 1997

(b)   Rounds to less than one.


                                       d

Brokerage Commissions (dollars in thousands)


                                                       Years Ended November 30
                                                       -----------------------
                                               1998           1997             1996
                                               ----           ----             ----
Total commissions                                              (c)              $0


(c)   Rounds to less than one.

Trustees and Trustees' Fees

For the fiscal year ended November 30, 1998 and the calendar year ended December 31, 1998, the Trustees received the following compensation for serving as Trustees(d).



                             Aggregate Compensation             Total Compensation From Trust And Fund
                             From Fund For The Fiscal Year      Complex Paid To The Trustees For The
Trustee                      Ended November 30, 1998            Calendar Year Ended December 31, 1998(e)
-------                      -----------------------            ----------------------------------------
Robert J. Birnbaum           $                                  $ 99,429
Tom Bleasdale                     (f)                            102,000(g)
John Carberry(h)                  (i)                                   (i)
Lora S. Collins                                                   97,429
James E. Grinnell                 (j)                            103,071( )
William D. Ireland, Jr.(k)                                        35,333
Richard W. Lowry                                                  98,214
Salvatore Macera(h)                                               15,500
William E. Mayer                                                  99,286
James L. Moody, Jr.               (l)                            105,857(m)
John J. Neuhauser                                                105,323
George L. Shinn(k)                                                31,334
Thomas E. Stitzel(h)                                              15,500
Robert L. Sullivan                                               104,100
Anne-Lee Verville(h)                                              23,445
Sinclair Weeks, Jr.(k)                                            34,333



(d) The Fund does not currently provide pension or retirement plan benefits to the Trustees.

(e) At December 31, 1998, the Colonial Funds complex consisted of 47 open-end and 5 closed-end management investment company portfolios.
(f)   Includes $ payable in later years as deferred compensation.
(g)   Includes $52,000 payable in later years as deferred compensation.
(h)   Elected as Trustee of the Trust October 30, 1998.
(i) Does not receive compensation because he is an affiliated Trustee and employee of Liberty Financial.
(j)   Includes $ payable in later years as deferred compensation.
(k)   Retired as Trustee of the Trust effective April 24, 1998.
(l) Total compensation of $ for the fiscal year ended November 30, 1998 will be payable in later years as deferred compensation.
(m) Total compensation of $105,857 for the calendar year ended December 31, 1998 will be payable in later years as deferred compensation.



                                       e

The following table sets forth the amount of compensation paid to Messrs. Birnbaum, Grinnell and Lowry in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund and of the Liberty All-Star Growth Fund, Inc. (together, Liberty Funds) for service during the calendar year ended December 31, 1998:



                                   Total Compensation From Liberty Funds For
Trustee                            The Calendar Year Ended December 31, 1998(n)
-------                            --------------------------------------------
Robert J. Birnbaum                                   $25,000
James E. Grinnell                                     25,000
Richard W. Lowry                                      25,000



(n) The Liberty Funds are advised by Liberty Asset Management Company (LAMCO). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (an intermediate parent of the Advisor).

The following table sets forth the compensation paid to Mr. Macera and Dr. Stitzel in their capacities as Trustees of Liberty Variable Investment Trust
(LVIT), which offers nine funds: Colonial Growth and Income Fund, Variable Series; Stein Roe Global Utilities Fund, Variable Series; Colonial International Fund for Growth, Variable Series; Colonial U.S. Stock Fund, Variable Series; Colonial Strategic Income Fund, Variable Series; Newport Tiger Fund, Variable Series; Liberty All-Star Equity Fund, Variable Series; Colonial Small Cap Value Fund, Variable Series and Colonial High Yield Securities Fund, Variable Series, for serving during the fiscal year ended December 31, 1997:



                           Aggregate 1998           Total Compensation From LVIT and Investment Companies
Trustee                   Compensation(o)                 which are Series of LVIT Trust in 1998(p)
-------                   ---------------                 -----------------------------------------
Salvatore Macera               $9,750                                      $16,500
Thomas E. Stitzel               9,750                                       16,500



(o)   Consists of Trustee fees in the amount of (i) a $5,000 annual retainer,
      (ii) a $1,500 meeting fee for each meeting attended in person and (iii) a $4500 meeting fee for each telephone meeting.

(p)   Includes Trustee fees paid by LVIT and by Stein Roe Variable Investment
      Trust.


Ownership of the Fund

As of record on February 28, 1999, the officers and Trustees of the Fund as a group owned less than 1% of the outstanding shares of the Fund.

As of record on March 6, 1999, the following shareholders owned 5% or more of the Fund's outstanding shares:


Class B Shares
--------------

Merrill Lynch Pierce Fenner & Smith                                 %
For the Sole Benefit of Its Customers
Attn:  Fund Administration
4800 Deer Lake Drive, E 3rd Floor
Jacksonville, FL  32246

Class C Shares
--------------

Colonial Management Associates, Inc. Attn: Phil Iudice              %
One Financial Center, 11th Floor
Boston, MA  02111-2621

Merrill Lynch Pierce Fenner & Smith                                 %
For the Sole Benefit of Its Customers
Attn:  Fund Administration
4800 Deer Lake Drive, E 3rd Floor
Jacksonville, FL  32246



                                       f

Anna Youngs & Terry P. Youngs Jtwros                                %
26 Cardinal Drive
Washingtonville, NY  10992-1719



At February 28, 1999, there were Class A, Class B and Class C record holders of the Fund.


Sales Charges (dollars in thousands)


                                                                      Class A Shares
                                                                 Years Ended November 30
                                                                 -----------------------
                                                           1998            1997            1996
                                                           ----            ----            ----
Aggregate initial sales charges on Fund share sales                        $228            $428
Initial sales charges retained by LFDI                                       26              49


                                                                     Class B Shares
                                                                 Years Ended November 30
                                                                 -----------------------
                                                           1998            1997            1996
                                                           ----            ----            ----
Aggregate contingent deferred sales charges
  (CDSC) on Fund redemptions retained by LFDI                              $348            $281



At November 30, 1998, no CDSCs have been collected by LFDI on redemptions of the Fund's Class C shares.


12b-1 Plan, CDSC and Conversion of Shares

The Fund offers three classes of shares - Class A, Class B and Class C. The Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the Act. Under the Plan, the Fund pays LFDI monthly a service fee at an annual rate of 0.25% of the Fund's net assets attributed to each Class of shares issued and outstanding thereafter. The Fund also pays LFDI monthly a distribution fee at an annual rate of 0.75% of the average daily net assets attributed to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.60% annually. LFDI may terminate this waiver at any time without shareholder approval. LFDI may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of LFDI's expenses, LFDI may realize a profit from the fees.

The Plan authorizes any other payments by the Fund to LFDI and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares.


The Trustees believe the Plan could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within six years after purchase. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. The CDSCs are described in the Prospectus.


                                       g

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

Eight years after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.


Sales-related expenses (dollars in thousands) of LFDI relating to the Fund were:



                                                                            Year Ended November 30, 1998
                                                                            ----------------------------
                                                              Class A Shares      Class B Shares      Class C Shares
                                                              --------------      --------------      --------------
Fees to FSFs                                                       $                  $                    $
Cost of sales material relating to the Fund (including
 printing and mailing expenses)
Allocated travel, entertainment and other promotional
 expenses (including advertising)                                                                            (q)



(q)   Rounds to less than one.


INVESTMENT PERFORMANCE

The Fund's yields for the month ended November 30, 1998 were:



             Class A                             Class B                                    Class C
             -------                             -------                                    -------
                   Tax Equivalent                     Tax-Equivalent                    Tax-Equivalent      Adjusted
     Yield              Yield            Yield            Yield            Yield            Yield             Yield
     -----              -----            -----            -----            -----            -----             -----
     4.36%              7.22%            3.82%            6.32%            3.97%            6.57%             3.81%




                                       h

The Fund's Class A, Class B and Class C share average annual total returns at November 30, 1998 were:



                                              Class A Shares
                                              --------------
                                                        Period September 1, 1994
                                                        (Class A shares initially
                                                            offered) through
                                      1 year                November 30, 1998
                                      ------                -----------------
With sales charge of 4.75%             2.98%                      6.46%
Without sales charge                   8.11%                      7.26%

                                                              Class B Shares
                                                              --------------
                                                                                         Period June 8, 1992
                                                                                     (commencement of investment
                                                                                         operations) through
                                      1 year                     5 years                  November 30, 1998
                                      ------                     -------                  -----------------
With applicable CDSC                   2.29% (5.00% CDSC)         5.84% (2.00% CDSC)            6.73%(1.00% CDSC)
Without CDSC                           7.29%                      6.16%                         6.73%

                                                             Class C Shares
                                                             --------------
                                                                     Period August 1, 1997
                                                            (Class C shares initially offered) through
                                      1 year                            November 30, 1997
                                      ------                            -----------------
With applicable CDSC (r)               6.45%                                   6.76% (1.00% CDSC)
Without CDSC (r)                       7.45%                                   6.76%



(r) Performance results reflect any voluntary reimbursement by the Advisor or its affiliates of Fund expenses. Absent this reimbursement arrangement, performance results would have been lower.

The Fund's Class A, Class B and Class C share distribution rates at November 30, 1998, based on the most recent month's distribution, annualized, and the maximum offering price at the end of the month, were %, % and % , respectively.


See Part 2 of this SAI, "Performance Measures," for how calculations are made.


CUSTODIAN

The Chase Manhattan Bank is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP are the Fund's independent accountants providing audit and tax return preparation services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectus have been so included, in reliance upon the report of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing.

The financial statements and Report of Independent Accountants appearing in the November 30, 1998 Annual Report are incorporated in this SAI by reference.

                                COLONIAL TRUST IV
                                -----------------

                  Cross Reference Sheet Pursuant to Rule 481(a)
                  ---------------------------------------------

                             Colonial Utilities Fund
                             -----------------------



                              Statement of Additional Information
Item Number of Form N-1A      Location or Caption
------------------------      -------------------

Part B
------
  10.                         Cover Page; Table of Contents

  11.                         Organization and History

  12.                         Investment Objective and Policies; Fundamental Investment
                              Policies; Other Investment Policies; Miscellaneous
                              Investment Practices

  13.                         Fund Charges and Expenses

  14.                         Fund Charges and Expenses

  15.                         Fund Charges and Expenses

  16.                         Fund Charges and Expenses; Management of the Funds

  17.                         Organization and History; Fund Charges and Expenses;
                              Shareholder Meetings; Shareholder Liability

  18.                         How to Buy Shares; Determination of Net Asset Value;
                              Suspension of Redemptions; Special Purchase
                              Programs/Investor Services; Programs for Reducing or
                              Eliminating Sales Charge; How to Sell Shares; How to
                              Exchange Shares

  19.                         Taxes

  20.                         Fund Charges and Expenses; Management of the Funds

  21.                         Fund Charges and Expenses; Investment Performance;
                              Performance Measures

  22.                         Independent Accountant

                                 COLONIAL UTILITIES FUND
                           Statement of Additional Information

                                     March 30, 1999


This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of Colonial Utilities Fund (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Fund dated March 30, 1999. This SAI should be read together with the Prospectus and the Fund's most recent Annual Report dated November 30, 1998. Investors may obtain a free copy of the Prospectus and the Annual Report from Liberty Funds Distributor, Inc. (LFDI), One Financial Center, Boston, MA 02111-2621.


Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the funds distributed by LFDI generally and additional information about certain securities and investment techniques described in the Fund's Prospectus.


TABLE OF CONTENTS


Part 1                                                     Page
Definitions
Organization and History
Investment Objective and Policies
Fundamental Investment Policies
Other Investment Policies
Special Tax Considerations
Fund Charges and Expenses
Investment Performance
Custodian
Independent Accountant

Part 2

Miscellaneous Investment Practices
Taxes
Management of the Funds
Determination of Net Asset Value
How to Buy Shares
Special Purchase Programs/Investor Services
Programs for Reducing or Eliminating Sales Charge
How to Sell Shares
Distributions
How to Exchange Shares
Suspension of Redemptions
Shareholder Liability
Shareholder Meetings
Performance Measures
Appendix I
Appendix II


                                       a

                                         Part 1


                                 COLONIAL UTILITIES FUND
                           Statement of Additional Information

                                     March 30, 1999


DEFINITIONS
"Trust"    Colonial Trust IV
"Fund"     Colonial Utilities Fund
"Advisor"  Colonial Management Associates, Inc., the Fund's investment advisor
"LFDI"     Liberty Funds Distributor, Inc., the Fund's distributor
"LFSI"     Liberty Funds Services, Inc., the Fund's investor services and transfer agent


ORGANIZATION AND HISTORY
The Trust is a Massachusetts business trust organized in 1978. The Fund represents the entire interest in a separate portfolio of the Trust.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See Part 2 of this Statement of Additional Information for more information.


INVESTMENT OBJECTIVE AND POLICIES

The Fund's Prospectus describes its investment objective and investment policies. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Fund. Part 2 contains additional information about the following securities and investment techniques that are utilized by the Fund:


         Options(on Indices and Securities)
         Foreign Securities
         Foreign Currency Transactions
         Repurchase Agreements
         Rule 144A Securities
         Forward Commitments
         Money Market Instruments

Except as described below under "Fundamental Investment Policies," the Fund's investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies can not be changed without such a vote.

The Fund may:


1. Borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;


2. Only own real estate acquired as the result of owning securities and not more than 5% of total assets;
3. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets;
4. Underwrite securities issued by others only when disposing of portfolio securities;
5. Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and (d) through repurchase agreements; and;
6. And will concentrate more than 25% of its total assets in any single industry; and
7. With respect to 75% of total assets, not purchase any security (other than obligations of the U.S. Government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer or purchase the voting securities of an issuer if, as a result of such purchases, the Fund would own more than 10% of the outstanding voting shares of such issuer.


                                       b

OTHER INVESTMENT POLICIES

As non-fundamental investment policies which may be changed without a shareholder vote, the Fund may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions; and
2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities.

3.   Invest more than 15% of its net assets in illiquid assets.


Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act diversification requirement, an issuer is the entity whose revenues support the security.


Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment objective, policies and restrictions as the Fund.


SPECIAL TAX CONSIDERATIONS

The Fund may designate dividends as eligible for the dividends-received deduction only to the extent that the Fund receives dividends for which the Fund would be entitled to the dividends-received deduction if the Fund were a regular corporation and not a regulated investment company. The dividends-received deduction is available only to corporations and is not available to certain special corporations, such as Subchapter S corporations, to other entities or to individuals. There can be no assurance that the dividends-received deduction will not be reduced or eliminated in the future.

For dividends designated by the Fund as eligible for the dividends-received deduction to qualify as such by a particular shareholder, the shareholder must meet the 46-day holding period. The basis of a shareholder's shares may be reduced by an amount equal to the non-taxed portion of "extraordinary dividends" eligible for the dividends-received deduction.


_____ percent of the distributions paid by the Fund from investment income earned in the year ended November 30, 1998, qualified for the corporate dividends-received deduction.


FUND CHARGES AND EXPENSES


Under the Fund's Management Agreement, the Fund pays the Advisor a monthly fee based on the average daily net assets at the annual rate of 0.65%. The Advisor has voluntarily agreed to waive its fee so that its actual fee will not exceed 0.65% of average daily net assets of the first $1 billion and 0.60% in excess of $1 billion.

Recent Fees paid to the Advisor, LFDI and LFSI (dollars in thousands)

                                                                    Year ended November 30
                                                        1998               1997                 1996
                                                        ----               ----                 ----
Management fee                                                            $6,459               $7,437
Bookkeeping fee                                                              356                  399
Shareholder service and transfer agent fee                                 2,463                2,809
12b-1 fees:
  Service fee (Classes A, B and C)                                         2,499                2,882
  Distribution fee (Class B)                                               5,047                5,869
  Distribution fee (Class C)(a)                                                1                  --


(a) Class C shares were first offered on August 1, 1997.

Brokerage Commissions (dollars in thousands)


                                                                    Year ended November 30
                                                        1998               1997                 1996
                                                        ----               ----                 ----
Total commissions                                                         $   392               $509
Directed transactions                                                      48,584                --
Commissions on directed transactions                                           71                --


                                       c

Trustees and Trustees' Fees


For the fiscal year ended November 30, 1998 and the calendar year ended December 31, 1998, the Trustees received the following compensation for serving as Trustees (b):


                                                                                 Total Compensation From Fund and
                                  Aggregate Compensation From Fund For        Fund Complex Paid To The Trustees For
Trustee                           Fiscal Year Ended November 30, 1998        Calendar Year Ended December 31, 1998(c)
-------                           -----------------------------------        ----------------------------------------
Robert J. Birnbaum                              $                                             $ 99,429
Tom Bleasdale                                     (d)                                          102,000(e)
John V. Carberry (f)                              (g)                                                 (g)
Lora S. Collins                                                                                 97,429
James E. Grinnell                                 (h)                                          103,071()
William D. Ireland, Jr. (i)                                                                     35,333
Richard W. Lowry                                                                                98,214
Salvatore Macera (f)                                                                            15,500
William E. Mayer                                                                                99,286
James L. Moody, Jr.                               (j)                                          105,857(k)
John J. Neuhauser                                                                              105,323
George L. Shinn (i)                                                                            105,323
Thomas E. Stitzel (f)                                                                           15,500
Robert L. Sullivan                                                                             104,100
Anne-Lee Verville (f)                                                                           23,445
Sinclair Weeks, Jr. (i)                                                                         34,333


(b) The Fund does not currently provide pension or retirement plan benefits to the Trustees.

(c) At December 31, 1998, the Colonial Funds complex consisted of 47 open-end and 5 closed-end management investment company portfolios.


(d)  Includes $         payable in later years as deferred compensation.


(e) Includes $52,000 payable in later years as deferred compensation.


(f) Elected as Trustee of the Trust on October 30, 1998.


(g) Does not receive compensation because he is an affiliated Trustee and employee of Liberty Financial.


(h)  Includes $          payable in later years as deferred compensation.


(i)  Retired as Trustee of the Trust effective April 24, 1998.


(j)  Total compensation of $           for the fiscal year ended November 30,
     1998 will be payable in later years as deferred compensation.


(k) Total compensation of $105,857 for the calendar year ended December 31, 1998 will be payable in later years as deferred compensation.


The following table sets forth the amount of compensation paid to Messrs. Birnbaum, Grinnell and Lowry in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund and of the Liberty All-Star Growth Fund, Inc. (together, Liberty Funds) for service during the calendar year ended December 31, 1998:


                                     Total Compensation From Liberty
                                    Funds For The Calendar Year Ended
Trustee                                   December 31, 1998 (l)
Robert J. Birnbaum                                $25,000
James E. Grinnell                                  25,000
Richard W. Lowry                                   25,000


(l) The Liberty Funds are advised by Liberty Asset Management Company (LAMCO). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc., an intermediate parent of the Advisor.


                                       d

The following table sets forth the compensation paid to Messrs. Macera and Stitzel in their capacities as Trustees of Liberty Variable Investment Trust
(LVIT), which offers nine funds: Colonial Growth and Income Fund, Variable Series; Stein Roe Global Utilities Fund, Variable Series; Colonial International Fund for Growth, Variable Series; Colonial U.S. Stock Fund, Variable Series; Colonial Strategic Income Fund, Variable Series; Newport Tiger Fund, Variable Series; Liberty All-Star Equity Fund, Variable Series, Colonial Small Cap Value Fund, Variable Series and Colonial High Yield Securities Fund, Variable Series, for serving during the fiscal year ended December 31, 1998:


                                                           Total Compensation From LVIT and Investment
Trustee                  Aggregate 1999 Compensation(1)    Companies which are Series of LVIT in 1998(2)
-------                  ---------------------------       -------------------------------------------
Salvatore Macera                     $9,750                               $
Thomas E. Stitzel                     9,750

--------

(1)  Consists of Trustee fees in the amount of (i) a $5,000 annual retainer,
     (ii) a $1,500 meeting fee for each meeting attended in person and (iii) a $500 meeting fee for each telephone meeting.
(2)  Includes Trustee fees paid by LVIT and by Stein Roe Variable Investment
     Trust.

Ownership of the Fund


At _____________________, the officers and Trustees of the Trust as a group owned of record less than 1% of the then outstanding shares of the Fund.


At _____________________, the following shareholders owned of record 5% or more of a class of the Fund's outstanding shares:


Merrill Lynch, Pierce, Fenner & Smith, Inc., 4800 Deer Lake Drive, East, 3rd Floor, Jacksonville, FL 32216 (___ of Class A shares, ___% of Class B shares and ___% of Class C shares); Colonial Management Associates, Inc., One Financial Center, Boston, MA 02111 (___% of Class C shares).


At _____________________, there were _____ Class A,_______ Class B and_____
Class C shareholders of record.


Sales Charges (dollars in thousands)


                                                             Class A Shares
                                                        Year ended November 30
                                              1998                   1997               1996
Aggregate initial sales charges
    On Fund share sales                                              $162               $117
Initial sales charges retained by LFDI                               $ 19               $ 68

                                                            Class B Shares
                                                        Year ended November 30
                                              1998                   1997               1996
                                              ----                   ----               ----
Aggregate contingent deferred
   Sales charges (CDSC) on Fund
   Redemptions retained by LFDI                                     $2,451             $3,366


At November 30, 1998, aggregate contingent deferred sales charges on Class C share Fund redemptions retained by LFDI amounted to $___.


12b-1 Plan, CDSCs and Conversion of Shares


The Fund offers three classes of shares - Class A, Class B and Class C. The Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 plan (Plan) pursuant to Rule 12b-1 under the Act. Under the Plan, the Fund pays LFDI monthly a service fee at an annual rate of 0.25% of the net assets attributed to each class of shares. The Fund also pays LFDI monthly a distribution fee at the annual rate of 0.75% of the average daily net assets attributed to Class B and Class C shares. LFDI may use the entire amount of such fees to defray the costs of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution fee is payable regardless of the amount of LFDI's expenses, LFDI may in some cases realize a profit from the fees.


The Plan authorizes any other payments by the Fund to LFDI and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares.




                                       e

The Trustees believe the Plan could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value subject to a CDSC if redeemed within six years after purchase. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. The CDSCs are described in the Prospectus.

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

Eight years after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.


Sales-related expenses (dollars in thousands) of LFDI relating to the Fund were:

                                                                   Year ended November 30, 1998
                                                         Class A Shares    Class B Shares   Class C Shares
Fees to FSFs                                                  $783            $2,079               $3
Cost of sales material relating to the Fund (including
    Printing and mailing expenses)                              44               110                2
Allocated travel, entertainment and other promotional
    Expenses (including advertising)                            22                51                1


INVESTMENT PERFORMANCE


The Fund's Class A, Class B and Class C yields for the month ended November 30, 1998 were ___%, ___% and ___%, respectively.


The Fund's average annual total returns at November 30, 1998, achieved in part under the investment objectives and policies of the Fund prior to its conversion to a utilities fund on March 4, 1992, were:


                                                  Class A Shares
                                    1 year            5 years                    10 years
                                    ------            -------                    --------
With sales charge of 4.75%              %                 %                         %
Without sales charge                    %                 %                         %

                                                   Class B Shares
                                                                        May 5, 1992 (Class B shares
                                                                           initially offered) to
                                    1 year            5 years                November 30, 1998
                                    ------            -------                -----------------
With applicable CDSC                  %(5.00% CDSC)      %(2.00% CDSC)              %(1.00% CDSC)
Without CDSC                          %                  %                          %

                                       f

                                        Class C Shares
                                   August 1, 1997 (Class C
                                 shares initially offered) to
                                      November 30, 1998
With 1.00% CDSC                               %
Without CDSC                                  %

The Fund's Class A, Class B and Class C share distribution rates at November 30, 1998, which were based on the latest month's distributions, annualized, and the
maximum offering price at the end of the month, were     %,     % and     %,
respectively.


See Part 2 of this SAI, "Performance Measures," for how calculations are made.

CUSTODIAN

Boston Safe Deposit and Trust Company is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT ACCOUNTANTS


PricewaterhouseCoopers LLP are the Fund's independent accountants providing audit and tax return preparation services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the schedule of financial highlights included in the Prospectus have been so included, in reliance upon the report of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing.


The financial statements and Report of Independent Accountants appearing in the ___________ Annual Report are incorporated in this SAI by reference.


                                       g

Part C          OTHER INFORMATION
------

Item 23.        Exhibits:


                (a)(1)          Amendment No. 4 to the Agreement and Declaration of Trust(5)

                (b)             Amended By-Laws (2/16/96) (2)

                (c)             Form of Specimen of Share Certificate (4)

                (d)(1)          Form of Management Agreement (CTEF, CTEIF, CHYMF) (2)

                (d)(2)          Form of Amendment No. 2 to Management Agreement (CTEF, CTEIF, CHYMF) (2)

                (d)(3)          Form of Management Agreement (CUF) (2)

                (d)(4)          Form of Management Agreement (CITEF) (2)

                (e)(1)          Form of Distributor's Contract with Liberty Funds Distributor, Inc. - filed as
                                Exhibit 6.(a) in Part C, Item 24(b) of Post-Effective Amendment No. 49 to the
                                Registration Statement on Form N-1A of Colonial Trust I (File Nos. 2-41251 and
                                811-2214), filed with the Commission on or about November 20, 1998, and is hereby incorporated by reference and made a part of this Registration Statement

                (e)(2)          Form of Selling Agreement with Liberty Funds Distributor, Inc. - filed as Exhibit
                                6.(b) in Part C, Item 24(b) of Post-Effective Amendment No. 49 to the Registration
                                Statement on Form N-1A of Colonial Trust I (File Nos. 2-41251 and 811-2214), filed with the Commission on or about November 20, 1998, and is hereby incorporated by reference and made a part of this Registration

                (e)(3)          Form of Asset Retention Agreement - filed as Exhibit 6(d) in Part C, Item 24(b) of
                                Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Colonial
                                Trust VI (File Nos. 33-45117 & 811-6529), filed with the Commission on or about
                                September 27, 1996, and is hereby incorporated by reference and made a part of this
                                Registration Statement

                (f)             Not Applicable

                (g)(1)          Global Custody Agreement with The Chase Manhattan Bank - filed as Exhibit 8. to Part
                                C, Item 24(b) of Post-Effective Amendment No. 13 to the Registration Statement on
                                Form N-1A of Colonial Trust VI (File Nos. 33-45117 & 811-6529), filed with the
                                Commission on or about October 24, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

                (g)(2)          Amendment No. 1 to Appendix A of Global Custody Agreement with The Chase Manhattan
                                Bank - filed as Exhibit 8(a)(2) to Part C, Item 24(b) of Post-Effective Amendment No.
                                14 to the Registration Statement Form N-1A of Colonial Trust VI (File Nos. 33-45117 &
                                811-6529), filed with the Commission on or about June 11, 1998, and is hereby incorporated by reference and made a part of this Registration Statement.

                (h)(1)          Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended
                                - filed as Exhibit 9(b) to Part C, Item 24(b) of Post-Effective Amendment No. 10 to
                                the Registration Statement on Form N-1A of Colonial Trust VI (File Nos. 33-45117 &
                                811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

                (h)(2)          Amendment No. 11 to Schedule A of Amended and Restated Shareholders' Servicing and
                                Transfer Agent Agreement as amended - filed as Exhibit (h)(2) in Part C, Item 23 of
                                Post-Effective Amendment No. 107 to the Registration Statement on Form N-1A of
                                Colonial Trust III (File Nos. 2-15184 & 811-881), filed with the Commission on or about December 31, 1998, and is hereby incorporated by reference and made a part of this Registration Statement

                (h)(3)          Amendment No. 17 to Appendix I of Amended and Restated Shareholders' Servicing and
                                Transfer Agent Agreement as amended - filed as Exhibit (h)(3) in Part C, Item 23 of
                                Post-Effective Amendment No. 107 to the Registration Statement on Form N-1A of
                                Colonial Trust III (File Nos. 2-15184 & 811-881), filed with the Commission on or about December 31, 1998, and is hereby incorporated by reference and made a part of this Registration Statement

                (h)(4)          Pricing and Bookkeeping Agreement (CTEF, CTEIF, CITEF, CHYMF, CUF) - filed as Exhibit
                                9(b) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration
                                Statement of Form N-1A of Colonial Trust VI (File Nos. 33-45117 & 811-6529) and is
                                hereby incorporated by reference and made a part of this Registration Statement

                (h)(5)          Form of Amendment to Appendix I of Pricing and Bookkeeping Agreement (CTEF, CTEIF,
                                CHYMF, CITEF, CUF) - filed as Exhibit (h)(5) in Part C, Item 23 of Post-Effective
                                Amendment No. 107 to the Registration Statement on Form N-1A of Colonial Trust III
                                (File Nos. 2-15184 & 811-881) and is hereby incorporated by reference and made a part of this Registration Statement

                (h)(6)          Form of Agreement and Plan of Reorganization (CUF) (3)

                (h)(7)          Credit Agreement - filed as Exhibit 9.(d) in Part C, Item 24(b) of Post-Effective
                                Amendment No. 19 to the Registration Statement on Form N-1A of Colonial Trust V (File
                                Nos. 33-12109 & 811-5030), filed with the Commission on or about May 20, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

                (h)(8)          Amendment No. 1 to the Credit Agreement - filed as Exhibit 9(f) in Part C, Item 24(b)
                                to Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A of
                                Colonial Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about December 19, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

                (h)(9)          Amendment No. 2 to the Credit Agreement - filed as Exhibit 9(g) in Part C, Item
                                24(b) to Post-Effective Amendment No. 99 to the Registration Statement on Form
                                N-1A of Colonial Trust III (File Nos. 2-15184 and 811-881), filed with the
                                Commission on or about December 19, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

                (h)(10)         Amendment No. 3 to the Credit Agreement - filed as Exhibit 9(h) in Part C, Item
                                24(b) to Post-Effective Amendment No. 99 to the Registration Statement on Form
                                N-1A of Colonial Trust III (File Nos. 2-15184 and 811-881), filed with the
                                Commission on or about December 19, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

                (h)(11)         Form of Amendment No. 4 to the Credit Agreement - filed as Exhibit 9(h) in Part C,
                                Item 24(b) to Post-Effective Amendment No. 102 to the Registration Statement on Form
                                N-1A of Colonial Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about September 17, 1998, and is hereby incorporated by reference and made a part of this Registration Statement

                (i)             Opinion and Consent of Counsel (4)

                (j)             Not Applicable

                (k)             Not Applicable

                (l)             Not Applicable

                (m)             Distribution Plan adopted pursuant to Section 12b-1 of the Investment Company Act of
                                1940, incorporated by reference to the distributor's Contract filed as Exhibit 9(a)
                                hereto

                (n)(1)          Financial Data Schedule (Class A) (CTEF)(7)
                (n)(2)          Financial Data Schedule (Class B) (CTEF)(7)
                (n)(3)          Financial Data Schedule (Class C) (CTEF)(7)
                (n)(4)          Financial Data Schedule (Class A) (CTEIF)(7)


                (n)(5)          Financial Data Schedule (Class B) (CTEIF)(7)
                (n)(6)          Financial Data Schedule (Class C) (CTEIF)(7)
                (n)(7)          Financial Data Schedule (Class A) (CUF)(7)
                (n)(8)          Financial Data Schedule (Class B) (CUF)(7)
                (n)(9)          Financial Data Schedule (Class C) (CUF)(7)
                (n)(10)         Financial Data Schedule (Class A) (CHYMF)(7)
                (n)(11)         Financial Data Schedule (Class B) (CHYMF)(7)
                (n)(12)         Financial Data Schedule (Class C) (CHYMF)(7)
                (n)(13)         Financial Data Schedule (Class A) (CITEF)(7)
                (n)(14)         Financial Data Schedule (Class B) (CITEF)(7)
                (n)(15)         Financial Data Schedule (Class C) (CITEF)(7)

                (o)             Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 - filed as
                                Exhibit (o) in Part C, Item 23 of Post-Effective Amendment No. 107 to the
                                Registration Statement on Form N-1A of Colonial Trust III (File Nos. 2-15184 &
                                811-881), filed with the Commission on or about December 31, 1998, and is hereby incorporated by reference and made a part of this Registration Statement

------------------------------------------------------------------------------------------------------------------

                                A copy of the Power of Attorney for each of Robert J. Birnbaum, Tom Bleasdale,
                                John V. Carberry, Lora S. Collins, James E. Grinnell, Richard W. Lowry,
                                Salvatore Macera, William E. Mayer, James L. Moody, Jr., John J. Neuhauser,
                                Thomas E. Stitzel, Robert L. Sullivan and Anne-Lee Verville (f)

                    (1)         Incorporated by reference to Post-Effective Amendment No. 40 filed on or about
                                7/27/95.
                    (2)         Incorporated by reference to Post-Effective Amendment No. 42 filed on 3/22/96.
                    (3)         Incorporated by reference to Post-Effective Amendment No. 44 filed on October
                                15, 1996.
                    (4)         Incorporated by reference to Post-Effective Amendment No. 45 filed on March 21,
                                1997.
                    (5)         Incorporated by reference to Post-Effective Amendment No. 46 filed on July 31,
                                1997.
                    (6)         Incorporated by reference to Post-Effective Amendment No. 50 filed on November
                                6, 1998.
                    (7)         To be filed by Amendment on or before March 30, 1999.

Item 24.        Persons Controlled by or Under Common Control with Registrant
                -------------------------------------------------------------

                None

Item 25.        Indemnification
                ---------------

                See Article VIII of Amendment No. 4 to the Agreement and Declaration of Trust filed as Exhibit 1 hereto.

                The Registrant's adviser or administrator, Colonial Management Associates, Inc. (Colonial), has an ICI Mutual Insurance Company Directors and Officers/Errors and Omissions Liability insurance policy. The policy provides indemnification to the Registrant's trustees and officers.

Item 26.        Business and Other Connections of Investment Adviser
                ----------------------------------------------------

                The following sets forth business and other connections of each Director and officer of Colonial Management Associates, Inc. (see next page).

Registrant's investment adviser/administrator, Colonial Management Associates, Inc. ("Colonial"), is registered as an investment adviser under the Investment Advisers Act of 1940 (1940 Act). Colonial Advisory Services, Inc. (CASI), an affiliate of Colonial, is also registered as an investment adviser under the 1940 Act. As of the end of the fiscal year, December 31, 1998, CASI had four institutional, corporate or other account under management or supervision, the market value of which was approximately $227 million. As of the end of the fiscal year, December 31, 1998, Colonial was the investment adviser, sub-adviser and/or administrator to 57 mutual funds, including funds sub-advised by Colonial, the market value of which investment companies was approximately $18,950.90 million. Liberty Funds Distributor, Inc., a subsidiary of Colonial Management Associates, Inc., is the principal underwriter and the national distributor of all of the funds in the Liberty Mutual Funds complex, including the Registrant.

     The following sets forth the business and other connections of each director and officer of Colonial Management Associates, Inc.:

(1)                 (2)          (3)                                (4)
Name and principal
business
addresses*          Affiliation
of officers and     with         Period is through 11/30/98.  Other
directors of        investment   business, profession, vocation or
investment adviser  adviser      employment connection              Affiliation
------------------  ----------   --------------------------------   -----------
Allard, Laurie      V.P.

Archer, Joseph A.   V.P.

Ballou, William J.  V.P.,        Colonial Trusts I through VII   Asst. Sec.
                    Asst.        Colonial High Income
                    Sec.,          Municipal Trust               Asst. Sec.
                    Counsel      Colonial InterMarket Income
                                   Trust I                       Asst. Sec.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.
                                 LFC Utilities Trust             Asst. Sec.
                                 AlphaTrade Inc.                 Asst. Clerk
                                 Liberty Funds Distributor,
                                   Inc.                          Asst. Clerk
                                 Liberty Financial Advisers,
                                   Inc.                          Asst. Sec.
                                 COGRA, LLC                      Asst. Sec.


Barron, Suzan M.    V.P.,        Colonial Trusts I through VII   Asst. Sec.
                    Asst.        Colonial High Income
                    Sec.,          Municipal Trust               Asst. Sec.
                    Counsel      Colonial InterMarket Income
                                   Trust I                       Asst. Sec.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.
                                 LFC Utilities Trust             Asst. Sec.
                                 AlphaTrade Inc.                 Asst. Clerk
                                 Liberty Funds Distributor,
                                   Inc.                          Asst. Clerk
                                 Liberty Financial Advisers,
                                   Inc.                          Asst. Sec.
                                 COGRA, LLC                      Asst. Sec.


Berliant, Allan     V.P.

Boatman, Bonny E.   Sr.V.P.;     Colonial Advisory Services, Inc.   Exec. V.P.
                    IPC Mbr.

Bunten, Walter      V.P.

Campbell, Kimberly  V.P.

Carnabucci,
  Dominick          V.P.

Carroll, Sheila A.  Sr.V.P.

Citrone, Frank      V.P.

Conlin, Nancy L.    Sr. V.P.;    Colonial Trusts I through VII   Secretary
                    Sec.; Clerk  Colonial High Income
                    IPC Mbr.;      Municipal Trust               Secretary
                    Dir; Gen.    Colonial InterMarket Income
                    Counsel        Trust I                       Secretary
                                 Colonial Intermediate High
                                   Income Fund                   Secretary
                                 Colonial Investment Grade
                                   Municipal Trust               Secretary
                                 Colonial Municipal Income
                                   Trust                         Secretary
                                 LFC Utilities Trust             Secretary
                                 Liberty Funds Distributor,
                                   Inc.                          Dir.; Clerk
                                 Liberty Funds Services, Inc.    Clerk; Dir.
                                 COGRA, LLC                      V.P.; Gen.
                                                                 Counsel and
                                                                 Secretary
                                 Liberty Variable Investment
                                   Trust                         V.P.

                                 Colonial Advisory Services,
                                   Inc.                          Dir.; Clerk
                                 AlphaTrade Inc.                 Dir.; Clerk
                                 Liberty Financial Advisors,
                                   Inc.                          Dir.; Sec.

Connaughton,        V.P.         Colonial Trust I through VII    CAO; Controller
  J. Kevin                       LFC Utilities Trust             CAO; Controller
                                 Colonial High Income
                                   Municipal Trust               CAO; Controller
                                 Colonial Intermarket Income
                                   Trust I                       CAO; Controller
                                 Colonial Intermediate High
                                   Income Fund                   CAO; Controller
                                 Colonial Investment Grade
                                   Municipal Trust               CAO; Controller
                                 Colonial Municipal Income
                                   Trust                         CAO; Controller
                                 Liberty Variable Investment
                                   Trust                         Controller

Daniszewski,        V.P.
 Joseph J.

Desilets, Marian H. V.P.         Liberty Funds Distributor,
                                   Inc.                          V.P.
                                 Colonial Trust I through VII    Asst. Sec.
                                 LFC Utilities Trust             Asst. Sec.
                                 Colonial High Income
                                   Municipal Trust               Asst. Sec.
                                 Colonial Intermarket Income
                                   Trust I                       Asst. Sec.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.

DiSilva-Begley,     V.P.         Colonial Advisory Services,     Compliance
 Linda              IPC Mbr.       Inc.                          Officer

Ericson, Carl C.    Sr.V.P.      Colonial Intermediate High
                    IPC Mbr.       Income Fund                   V.P.
                                 Colonial Advisory Services,     Pres.; CEO
                                   Inc.                          and CIO
                                 Liberty Variable Investment
                                   Trust                         V.P.

Evans, C. Frazier   Sr.V.P.      Liberty Funds Distributor,
                                   Inc.                          Mng. Director

Feingold, Andrea S. V.P.         Colonial Intermediate High
                                   Income Fund                   V.P.
                                 Colonial Advisory Services,
                                   Inc.                          Sr. V.P.
                                 Liberty Variable Investment
                                   Trust                         V.P.

Feloney, Joseph L.  V.P.         Colonial Advisory Services,
                    Asst. Tres.    Inc.                          Asst. Treas.
                                 COGRA, LLC                      Asst. Treas.


Finnemore,          V.P.         Colonial Advisory Services,
 Leslie W.                         Inc.                          Sr. V.P.

Franklin,           Sr. V.P.     AlphaTrade Inc.                 President
 Fred J.            IPC Mbr.

Gibson, Stephen E.  Dir.; Pres.; COGRA, LLC                      Dir.;
                    CEO;                                         Pres.; CEO;
                    Chairman of                                  Exec. Cmte.
                    the Board;                                   Mbr.; Chm.
                    IPC Mbr.     Liberty Funds Distributor,
                                   Inc.                          Dir.; Chm.
                                 Colonial Advisory Services,
                                   Inc.                          Dir.; Chm.
                                 Liberty Funds Services, Inc.    Dir.; Chm.
                                 AlphaTrade Inc.                 Dir.
                                 Colonial Trusts I through VII   President
                                 Colonial High Income
                                   Municipal Trust               President
                                 Colonial InterMarket Income
                                   Trust I                       President
                                 Colonial Intermediate High
                                   Income Fund                   President
                                 Colonial Investment Grade
                                   Municipal Trust               President
                                 Colonial Municipal Income
                                   Trust                         President
                                 LFC Utilities Trust             President
                                 Liberty Financial Advisors,
                                   Inc.                          Director
                                 Stein Roe & Farnham
                                   Incorporated                  Asst. Chairman

Hanson, Loren       Sr. V.P.;
                    IPC Mbr.

Harasimowicz,       V.P.
 Stephen

Harris, David       V.P.         Stein Roe Global Capital Mngmt  Principal
                                 Liberty Variable Investment
                                   Trust                         V.P.

Hartford, Brian     V.P.

Haynie, James P.    V.P.         Colonial Advisory Services,
                                   Inc.                          Sr. V.P.
                                 Liberty Variable Investment
                                   Trust                         V.P.

Hernon, Mary        V.P.

Hill, William       V.P.         Colonial Advisory Services,     V.P.
                                   Inc.

Iudice, Jr.         V.P.;        COGRA, LLC                      Controller,
 Philip J.          Controller                                   CAO, Asst.
                    Asst.                                        Treas.
                    Treasurer    Liberty Funds Distributor,      CFO,
                                   Inc.                          Treasurer
                                 Colonial Advisory Services,
                                   Inc.                          Controller;
                                                                 Asst. Treas.
                                 AlphaTrade Inc.                 CFO, Treas.
                                 Liberty Financial Advisors,
                                   Inc.                          Asst. Treas.

Jacoby, Timothy J.  Sr. V.P.;    COGRA, LLC                      V.P., Treasr.,
                    CFO;                                         CFO
                    Treasurer    Colonial Trusts I through VII   Treasr.,CFO
                                 Colonial High Income
                                   Municipal Trust               Treasr.,CFO
                                 Colonial InterMarket Income
                                   Trust I                       Treasr.,CFO
                                 Colonial Intermediate High
                                   Income Fund                   Treasr.,CFO
                                 Colonial Investment Grade
                                   Municipal Trust               Treasr.,CFO
                                 Colonial Municipal Income
                                   Trust                         Treasr.,CFO
                                 LFC Utilities Trust             Treasr.,CFO
                                 Colonial Advisory Services,
                                   Inc.                          CFO, Treasr.
                                 Liberty Financial Advisors,
                                   Inc.                          Treasurer
                                 Stein Roe & Farnham
                                   Incorporated                  Snr. V.P.
                                 Liberty Variable Investment
                                   Trust                         Treasurer

Johnson, Gordon     V.P.         Liberty Variable Investment
                                   Trust                         V.P.

Knudsen, Gail E.    V.P.         Colonial Trusts I through VII   Asst. Treas.
                                 Colonial High Income
                                   Municipal Trust               Asst. Treas.
                                 Colonial InterMarket Income
                                   Trust I                       Asst. Treas.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Treas.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Treas.
                                 Colonial Municipal Income
                                   Trust                         Asst. Treas.
                                 LFC Utilities Trust             Asst. Treas.


Lasher, Bennett     V.P.

Lennon, John E.     V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.
                                 Liberty Variable Investment
                                   Trust                         V.P.

Lenzi, Sharon       V.P.

Lessard, Kristen    V.P.

Loring, William
  C., Jr.           V.P.

MacKinnon,
  Donald S.         Sr.V.P.

Marcus, Harold      V.P.

Muldoon, Robert     V.P.

Newman, Maureen     V.P.

O'Brien, David      V.P.

Ostrander, Laura    V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

Peterson, Ann T.    V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

Rao, Gita           V.P.

Reading, John       V.P.;        Liberty Funds Services, Inc.    Asst. Clerk
                    Asst.        COGRA, LLC                      Asst. Sec.
                    Sec.;        Colonial Advisory Services,
                    Asst.          Inc.                          Asst. Clerk
                    Clerk and    Liberty Funds Distributor,
                    Counsel        Inc.                          Asst. Clerk
                                 AlphaTrade Inc.                 Asst. Clerk
                                 Colonial Trusts I through VII   Asst. Sec.
                                 Colonial High Income
                                   Municipal Trust               Asst. Sec.
                                 Colonial InterMarket Income
                                   Trust I                       Asst. Sec.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.
                                 LFC Utilities Trust             Asst. Sec.
                                 Liberty Financial Advisors,
                                   Inc.                          Asst. Sec.
                                 Liberty Variable Investment
                                   Trust                         Asst. Sec.

Rega, Michael       V.P.         Colonial Advisory Services,
                                    Inc.                         V.P.


Schermerhorn, Scott Sr. V.P.

Scoon, Davey S.     Dir.;        Colonial Advisory Services,
                    Exe.V.P.;      Inc.                          Dir.
                    IPC Mbr.;    Colonial High Income
                                   Municipal Trust               V.P.
                                 Colonial InterMarket Income
                                   Trust I                       V.P.
                                 Colonial Intermediate High
                                   Income Fund                   V.P.
                                 Colonial Investment Grade
                                   Municipal Trust               V.P.
                                 Colonial Municipal Income
                                   Trust                         V.P.
                                 Colonial Trusts I through VII   V.P.
                                 LFC Utilities Trust             V.P.
                                 Liberty Funds Services, Inc.    Director
                                 COGRA, LLC                      COO; Ex. V.P.
                                 Liberty Funds Distributor,
                                   Inc.                          Director
                                 AlphaTrade Inc.                 Director
                                 Liberty Financial Advisors,
                                   Inc.                          Director
                                 Stein Roe & Farnham
                                   Incorporated                  Exec. V.P.

Seibel, Sandra L.   V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

Spanos, Gregory J.  Sr. V.P.     Colonial Advisory Services,
                                   Inc.                          Exec. V.P.

Stevens, Richard    V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

Stoeckle, Mark      V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.
                                 Liberty Variable Investment
                                   Trust                         V.P.
Swayze, Gary        V.P.

Wallace, John       V.P.         Colonial Advisory Services,
                    Asst.Tres.     Inc.                          Asst. Treas.
                                 COGRA, LLC                      Asst. Treas.

Ware, Elizabeth M.  V.P.

------------------------------------------------
*The Principal address of all of the officers and directors of the investment adviser is One Financial Center, Boston, MA 02111.

Item 27.        Principal Underwriter
                ---------------------

(a) Liberty Funds Distributor, Inc. (LFDI), a subsidiary of Colonial Management Associates, Inc., is the Registrant's principal underwriter. LFDI acts in such capacity for each series of Colonial Trust I, Colonial Trust II, Colonial Trust III, Colonial Trust IV, Colonial Trust V, Colonial Trust VI and Colonial Trust VII, Stein Roe Advisor Trust, Stein Roe Income Trust, Stein Roe Municipal Trust, Stein Roe Investment Trust and Stein Roe Trust.

(b) The table below lists each director or officer of the principal underwriter named in the answer to Item 21.

(1)                 (2)                   (3)

                    Position and Offices  Positions and
Name and Principal  with Principal        Offices with
Business Address*   Underwriter           Registrant
------------------  -------------------   --------------

Anderson, Judith       V.P.                  None

Anetsberger, Gary      Sr. V.P.              None

Babbitt, Debra         V.P. and              None
                       Comp. Officer

Ballou, Rick           Sr. V.P.              None

Balzano, Christine R.  V.P.                  None

Bartlett, John         Managing Director     None

Blakeslee, James       Sr. V.P.              None

Blumenfeld, Alex       V.P.                  None

Bozek, James           Sr. V.P.              None

Brown, Beth            V.P.                  None

Burtman, Tracy         V.P.                  None

Butch, Tom             Sr. V.P.              None

Campbell, Patrick      V.P.                  None

Chrzanowski,           V.P.                  None
 Daniel

Clapp, Elizabeth A.    Managing Director     None

Conlin, Nancy L.       Dir; Clerk            Secretary

Davey, Cynthia         Sr. V.P.              None

Desilets, Marian       V.P.                  Asst. Sec

Devaney, James         Sr. V.P.              None

DiMaio, Steve          V.P.                  None

Downey, Christopher    V.P.                  None

Emerson, Kim P.        Sr. V.P.              None

Erickson, Cynthia G.   Sr. V.P.              None

Evans, C. Frazier      Managing Director     None

Feldman, David         Managing Director     None

Fifield, Robert        V.P.                  None

Gauger, Richard        V.P.                  None

Gerokoulis,            Sr. V.P.              None
 Stephen A.

Gibson, Stephen E.     Director; Chairman    President
                        of the Board

Goldberg, Matthew      Sr. V.P.              None

Guenard, Brian         V.P.                  None

Harrington, Tom        Sr. V.P.              None

Harris, Carla          V.P.                  None

Hodgkins, Joseph       Sr. V.P.              None

Hussey, Robert         Sr. V.P.              None

Iudice, Jr., Philip    Treasurer and CFO     None

Jones, Cynthia         V.P.                  None

Jones, Jonathan        V.P.                  None

Karagiannis,           Managing Director     None
 Marilyn

Kelley, Terry M.       V.P.                  None

Kelson, David W.       Sr. V.P.              None

Libutti, Chris         V.P.                  None

Martin, Peter          V.P.                  None

McCombs, Gregory       Sr. V.P.              None

McKenzie, Mary         V.P.                  None

Menchin, Catherine     V.P.                  None

Miller, Anthony        V.P.                  None

Moberly, Ann R.        Sr. V.P.              None

Morse, Jonathan        V.P.                  None

O'Shea, Kevin          Managing Director     None

Piken, Keith           V.P.                  None

Place, Jeffrey         Managing Director     None

Pollard, Brian         V.P.                  None

Predmore, Tracy        V.P.                  None

Quirk, Frank           V.P.                  None

Raftery-Arpino, Linda  V.P.                  None

Reed, Christopher B.   Sr. V.P.              None

Riegel, Joyce          V.P.                  None

Robb, Douglas          V.P.                  None

Sandberg, Travis       V.P.                  None

Santosuosso, Louise    V.P.                  None

Scarlott, Rebecca      V.P.                  None

Schulman, David        Sr. V.P.              None

Scoon, Davey           Director              V.P.

Shea, Terence          V.P.                  None

Sideropoulos, Lou      V.P.                  None

Smith, Darren          V.P.                  None

Soester, Trisha        V.P.                  None

Studer, Eric           V.P.                  None

Sweeney, Maureen       V.P.                  None

Tambone, James         CEO                   None

Tasiopoulos, Lou       President             None

VanEtten, Keith H.     Sr. V.P.              None

Wallace, John          V.P.                  None

Walter, Heidi          V.P.                  None

Wess, Valerie          Sr. V.P.              None

Young, Deborah         V.P.                  None

--------------------------
* The address for each individual is One Financial Center, Boston, MA
02111.


Item 28.        Location of Accounts and Records
                --------------------------------

                Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder include Registrant's Secretary; Registrant's investment adviser and/or administrator, Colonial Management Associates, Inc.; Registrant's principal underwriter, Liberty Funds Distributor, Inc.; Registrant's transfer and dividend disbursing agent, Liberty Funds Services, Inc.; and the Registrant's custodian, The Chase Manhattan Bank. The address for each person except the Registrant's custodian is One Financial Center, Boston, MA 02111. The address for The Chase Manhattan Bank is 270 Park Avenue, New York, NY 10017-2070.

Item 29.        Management Services
                -------------------

                See Item 5, Part B


Item 30.        Undertakings
                ------------
                        Not applicable

                                     NOTICE
                                     ------



      A copy of the Agreement and Declaration of Trust, as amended, of Colonial Trust IV (Trust) is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement is not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES
                                   ----------

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Colonial Trust IV, has duly caused this Post-Effective Amendment No. 52 to its Registration Statement under the Securities Act of 1933 and Amendment No. 50 to its Registration Statement under the Investment Company Act of 1940, to be signed in this City of Boston in The Commonwealth of Massachusetts on this 29th day of January, 1999.



                                          COLONIAL TRUST IV



                                          By: /s/ Stephen E. Gibson
                                              --------------------------------
                                                  Stephen E. Gibson, President


      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in their capacities and on the date indicated.


SIGNATURES                                      TITLE                             DATE
----------                                      -----                             ----

/s/   STEPHEN E. GIBSON                         President (chief                  January 29, 1999
-----------------------                         executive officer)
      Stephen E. Gibson





/s/   TIMOTHY J. JACOBY                         Treasurer and Chief               January 29, 1999
-----------------------                         Financial Officer
      Timothy J. Jacoby





/s/   J. KEVIN CONNAUGHTON                      Controller and Chief              January 29, 1998
--------------------------                      Accounting Officer
      J. Kevin Connaughton

ROBERT J. BIRNBAUM*                             Trustee
---------------------
Robert J. Birnbaum


TOM BLEASDALE*                                  Trustee
---------------------
Tom Bleasdale


JOHN CARBERRY*                                  Trustee
---------------------
John Carberry


LORA S. COLLINS*                                Trustee
---------------------
Lora S. Collins


JAMES E. GRINNELL*                              Trustee
---------------------
James E. Grinnell


RICHARD W. LOWRY*                               Trustee                           */s/ WILLIAM J. BALLOU
---------------------                                                             ----------------------
Richard W. Lowry                                                                       William J. Ballou
                                                                                       Attorney-in-fact
                                                                                       For each Trustee
                                                                                       January 29, 1999
SALVATORE MACERA*                               Trustee
---------------------
Salvatore Macera


WILLIAM E. MAYER*                               Trustee
---------------------
William E. Mayer


JAMES L. MOODY, JR. *                           Trustee
---------------------
James L. Moody, Jr.


JOHN J. NEUHAUSER*                              Trustee
---------------------
John J. Neuhauser


THOMAS E. STITZEL*                              Trustee
---------------------
Thomas E. Stitzel


ROBERT L. SULLIVAN*                             Trustee
---------------------
Robert L. Sullivan


ANNE-LEE VERVILLE*                              Trustee
---------------------
Anne-Lee Verville